UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: 6-30-08

Date of reporting period: 9-30-07

Item 1.	Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments	September 30, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks (97.58%):
Institutional Capital Corp. (77.45%):
Banking (8.43%):
575,057	Bank of New York Mellon Corp.	$25,383,016
534,250	BankAmerica Corp.	26,856,747
272,050	Capital One Financial Corp. (a)	18,072,282
777,150	Wells Fargo & Co.	27,682,082

		97,994,127

Beverages (4.39%):
408,700	Coca Cola Co.	23,487,989
375,900	Pepsico, Inc.	27,538,434

		51,026,423

Building Products (1.51%):
633,000	Masco Corp.	14,666,610
54,250	Temple - Inland, Inc.	2,855,178

		17,521,788

Chemicals (2.21%):
518,700	E.I. du Pont de Nemours & Co. (a)	25,706,772

Communications Equipment (4.96%):
645,450	Cisco Systems, Inc. (b)	21,370,850
497,150	Corning, Inc.	12,254,748
1,299,000	Motorola, Inc.	24,070,470

		57,696,068

Computer Systems (1.40%):
327,600	Hewlett-Packard Co.	16,311,204

Defense (1.27%):
237,800	Textron, Inc.	14,793,538

Electronics (1.85%):
587,650	Texas Instruments, Inc.	21,502,114

Financial-Diversified (6.17%):
481,300	American International Group, Inc.	32,559,945
837,864	Citigroup, Inc.	39,103,113

		71,663,058

Household Products (2.42%):
400,650	Procter & Gamble Co.	28,181,721

Integrated Telecom Services (3.13%):
859,608	AT&T, Inc.	36,370,013

Investment Banking/Brokerage (4.70%):
688,350	J.P. Morgan Chase & Co.	31,540,197
367,222	Morgan Stanley	23,134,986

		54,675,183

Leisure (3.96%):
756,450	Host Marriott Corp.	16,974,738
301,680	InterContinental Hotels Group PLC ADR (a)	5,991,365
592,250	Viacom, Inc., Class - B (a) (b)	23,079,983

		46,046,086

Metals (1.71%):
57,800	Rio Tinto PLC - ADR (a)	19,848,520

Non-Defense Capital Spending (4.30%):
774,600	General Electric Co.	32,068,440
301,250	Honeywell International, Inc.	17,915,338

		49,983,778

Oil & Gas (9.72%):
182,000	Exxon Mobil Corp.	16,845,920
256,050	Hess Corp. (a)	17,035,007
448,100	Occidental Petroleum Corp.	28,714,247
351,900	Total SA - ADR	28,514,457
351,850	XTO Energy, Inc.	21,758,404

		112,868,035

Paper Products (1.49%):
484,200	International Paper Co. (a)	17,368,254

Pharmaceuticals (7.18%):
914,250	Bristol-Myers Squibb Co.	26,348,685
551,300	Merck & Co., Inc.	28,496,697
520,100	Novartis AG - ADR	28,584,696

		83,430,078

Railroads (1.48%):
331,800	Norfolk Southern Corp.	17,223,738

Retail (3.14%):
575,650	CVS Corp.	22,813,010
214,700	Target Corp.	13,648,479

		36,461,489

Wireless Telecom(2.02%):
645,250	Vodafone Group Plc - Sponsored ADR	23,422,575

		900,094,562

JS Asset Management (4.80%):
Automobile Production (0.11%):
80,200	Ford Motor Co. (b)	680,898
9,600	Navistar International Corp.	592,320

		1,273,218

Banking (0.12%):
28,700	Wachovia Corp.	1,439,305

Business Services (0.15%):
421,130	BearingPoint, Inc. (b)	1,705,577

Computer Software & Services (0.20%):
83,100	Dell, Inc. (b)	2,293,560

Conglomerates (0.09%):
24,390	General Electric Co.	1,009,746

Electric Utilities (0.42%):
52,000	Mirant Corp. (b)	2,115,360
107,460	Reliant Energy, Inc. (b)	2,750,976

		4,866,336

Electronic Components & Instruments (0.06%):
316,700	Sanmina-SCI Corp. (b)	671,404

Electronics (0.12%):
17,160	Tyco Electronics Ltd.	607,979
17,160	Tyco International Ltd.	760,874

		1,368,853

Financial Services (1.41%):
53,750	Citigroup, Inc.	2,508,513
114,600	Countrywide Financial Corp.	2,178,546
58,580	Fannie Mae	3,562,250
64,460	Freddie Mac	3,803,784
19,430	J.P. Morgan Chase & Co.	890,283
185,000	W Holding Co., Inc.	414,400
88,800	Washington Mutual, Inc.	3,135,528

		16,493,304

Food - Retail (0.02%):
8,430	Safeway, Inc.	279,117

Food Processing (0.12%):
75,200	Tyson Foods, Inc., Class - A	1,342,320

Homebuilding / Development (0.24%):
94,300	D.R. Horton, Inc.	1,207,983
118,700	Pulte Homes, Inc.	1,615,507

		2,823,490

Insurance (0.34%):
89,000	Genworth Financial, Inc., Class - A	2,734,970
50,800	Radian Group, Inc.	1,182,624

		3,917,594

Manufacturing (0.17%):
114,311	AU Optronics Corp. - ADR	1,934,134

Paper Products (0.14%):
941,410	Abitibi-Consolidated, Inc. (b)	1,647,468

Pharmaceuticals (0.27%):
18,600	Omnicare, Inc.	616,218

60,560	Sanofi-Aventis - ADR	2,568,955

		3,185,173

Telecommunications (0.60%):
265,450	Alcatel, SA - ADR	2,702,281
78,100	Motorola, Inc.	1,447,193
21,983	Nortel Networks Corp. (b)	373,271
129,850	Sprint Nextel Corp.	2,467,150

		6,989,895

Utilities (0.22%):
53,400	Peabody Energy Corp.	2,556,258

		55,796,752

SSgA Funds Management, Inc. (15.33%):
Advertising/Marketing (0.00%):
500	Harte - Hanks, Inc.	9,840
4,200	Interpublic Group of Cos., Inc. (b)	43,596

		53,436

Aerospace/Defense (0.06%):
100	Alliant Techsystems, Inc. (b)	10,930
1,000	DRS Technologies	55,120
7,640	Northrop Grumman Corp.	595,920
400	Spirit Aerosystems Holdings, Inc., Class - A (b)	15,576

		677,546

Airlines & Services (0.03%):
2,100	Northwest Airlines Corp. (b)	37,380
14,389	Southwest Airlines Co.	212,957
1,100	UAL Corp. (b)	51,183
1,900	US Airways Group, Inc. (b)	49,875

		351,395

Auto Parts (0.03%):
712	Autoliv, Inc.	42,542
1,100	BorgWarner, Inc.	100,683
4,067	Genuine Parts Co.	203,350
1,000	TRW Automotive Holdings Corp. (b)	31,680

		378,255

Automobile Production (0.07%):
47,321	Ford Motor Co. (b)	401,755
11,491	General Motors Corp., Class - H	421,720

		823,475

Banking (1.64%):
4,400	American Capital Strategies	188,012
2,985	Associated Banc-Corp.	88,446
2,051	Astoria Financial Corp.	54,413
1,800	BanCorpSouth, Inc.	43,740
104,749	Bank of America Corp.	5,265,731
815	Bank of Hawaii Corp.	43,073
17,398	Bank of New York Mellon Corp.	767,935
12,989	BB&T Corp.	524,626
524	BOK Financial Corp.	26,939
9,247	Capital One Financial Corp.	614,278
200	Capitol Federal Financial	6,840
4,500	CIT Group, Inc.	180,900
984	City National Corp.	68,398
3,555	Colonial BankGroup, Inc.	76,859

3,587	Comerica, Inc.	183,941
3,200	Commerce Bancorp, Inc.	124,096
1,699	Commerce Bancshares, Inc.	77,967
1,366	Cullen/Frost Bankers, Inc.	68,464
1,400	East-West BanCorp, Inc.	50,344
13,000	Fifth Third BanCorp	440,440
200	First Citizens BancShares, Class - A	34,880
3,971	Fulton Financial Corp.	57,103
7,900	Hudson City BanCorp, Inc.	121,502
8,354	Huntington Bancshares, Inc.	141,851
931	Janus Capital Group, Inc.	26,329
2,900	Jefferies Group, Inc.	80,707
9,400	KeyCorp	303,902
1,636	M & T Bank Corp.	169,244
6,048	Marshall & Ilsley Corp.	264,721
13,747	National City Corp.	344,912
757	Northern Trust Corp.	50,166
8,090	PNC Bank Corp.	550,929
6,610	Popular, Inc.	81,171
10,247	Sovereign BanCorp, Inc.	174,609
8,397	SunTrust Banks, Inc.	635,401
4,200	Synovus Financial Corp.	117,810
3,014	TCF Financial Corp.	78,907
40,949	U.S. BanCorp	1,332,071
1,103	UnionBanCal Corp.	64,426
2,692	Valley National BanCorp	59,709
45,094	Wachovia Corp.	2,261,463
2,060	Washington Federal, Inc.	54,096
1,400	Webster Financial Corp.	58,968
79,098	Wells Fargo & Co.	2,817,470
1,450	Whitney Holding Corp.	38,251
1,541	Wilmington Trust Corp.	59,945
2,560	Zions BanCorp.	175,795

		19,051,780

Beverages (0.17%):
6,700	Anheuser-Busch Cos., Inc.	334,933
500	Brown-Forman Corp., Class - B	37,455
7,400	Coca Cola Enterprises, Inc.	179,228
4,360	Constellation Brands, Inc., Class - A (b)	105,556
1,320	Molson Coors Brewing Co., Class - B	131,564
2,500	Pepsi Bottling Group, Inc.	92,925
1,307	PepsiAmericas, Inc.	42,399
18,444	The Coca Cola Co.	1,059,977

		1,984,037

Biotechnology (0.04%):
5,444	Biogen Idec, Inc. (b)	361,101
1,100	Charles River Laboratories International, Inc. (b)	61,765
3,502	Millennium Pharmaceuticals (b)	35,545

		458,411

Broadcasting (0.06%):
3,400	Cablevision Systems Corp. (b)	118,796
9,053	Clear Channel Communications, Inc.	338,945
2,884	Discovery Holding Co., Class - A (b)	83,203
600	Hearst - Argyle Television, Inc.	15,576
4,418	Liberty Global, Inc., Class - A (b)	181,226

		737,746

Business Services (0.01%):
800	Cintas Corp.	29,680
1,200	Fair Isaac Corp.	43,332
734	Fidelity National Information Services, Inc.	32,568

600	Getty Images, Inc. (b)	16,704
800	Hewitt Associates, Inc. (b)	28,040
500	IMS Health, Inc.	15,320
100	The Brink’s Co.	5,588

		171,232

Cable (0.08%):
26,994	Comcast Corp., Class - A (b)	652,715
1,600	Time Warner Cable, Inc., Class - A (b)	52,480
7,018	Virgin Media, Inc.	170,327

		875,522

Casinos/Gaming (0.02%):
1,883	Harrah’s Entertainment, Inc.	163,689
400	Station Casinos, Inc. *	34,992

		198,681

Chemicals (0.31%):
2,721	Air Products & Chemicals, Inc.	266,005
100	Airgas, Inc.	5,163
1,352	Ashland, Inc.	81,404
395	Cabot Corp.	14,034
1,000	Celanese Corp., Series - A	38,980
5,500	Chemtura Corp.	48,895
1,000	Cytec Industries, Inc.	68,390
22,549	Dow Chemical Co.	970,960
18,279	E.I. du Pont de Nemours & Co.	905,907
1,986	Eastman Chemical Co.	132,526
1,800	FMC Corp.	93,636
2,100	Huntsman Corp.	55,629
500	International Flavors & Fragrance, Inc.	26,430
3,900	KBR, Inc. (b)	151,203
1,219	Lubrizol Corp.	79,308
3,892	PPG Industries, Inc.	294,041
1,582	Rohm & Haas Co.	88,070
2,250	Sigma-Aldrich Corp.	109,665
2,100	The Mosaic Co. (b)	112,392
2,132	Valspar Corp.	58,012
300	Westlake Chemical Corp.	7,599

		3,608,249

Clothing/Apparel (0.05%):
14,000	Gap, Inc.	258,160
2,400	Jones Apparel Group, Inc.	50,712
2,292	Liz Claiborne, Inc.	78,684
2,100	VF Corp.	169,575

		557,131

Computer Software & Services (0.15%):
1,400	Affiliated Computer Services, Inc., Class - A (b)	70,336
3,500	Applera Corp.	121,240
3,600	CA, Inc.	92,592
4,700	Cadence Design Systems, Inc. (b)	104,293
361	Ceridian Corp. (b)	12,541
300	CheckFree Corp. (b)	13,962
4,157	Computer Sciences Corp. (b)	232,376
1,310	Compuware Corp. (b)	10,506
5,025	Electronic Data Systems Corp.	109,746
3,070	Integrated Device Technology, Inc. (b)	47,524
3,794	NCR Corp. (b)	188,941
7,100	Novell, Inc. (b)	54,244
2,200	SanDisk Corp. (b)	121,220
17,970	Symantec Corp. (b)	348,259
7,969	Unisys Corp. (b)	52,755
200	VMware, Inc., Class - A (b)	17,000
3,600	Western Digital Corp. (b)	91,152

		1,688,687

Computer Systems (0.13%):
3,200	Ingram Micro, Inc. (b)	62,752
6,613	International Business Machines Corp.	779,011
1,000	Lexmark International Group, Inc. (b)	41,530
7,900	Seagate Technology	202,082
62,000	Sun Microsystems, Inc. (b)	347,820
1,221	Tech Data Corp. (b)	48,987

		1,482,182

Conglomerates (1.12%):
1,100	3M Co.	102,938
21,250	Altria Group, Inc.	1,477,513
3,200	Dover Corp.	163,040
3,600	Fortune Brands, Inc.	293,364
215,750	General Electric Co.	8,932,049
2,000	Hawaiian Electric Industries, Inc.	43,420
2,657	Honeywell International, Inc.	158,012
3,757	IAC/Interactive Corp. (b)	111,470
3,702	ITT Industries, Inc.	251,477
2,310	Pentair, Inc.	76,646
5,079	Raytheon Co.	324,142
1,367	SPX Corp.	126,530
949	Teleflex, Inc.	73,946
2,508	Temple - Inland, Inc.	131,996
9,100	United Technologies Corp.	732,368
300	W.W. Grainger, Inc.	27,357

		13,026,268

Construction Materials & Supplies (0.04%):
1,100	Carlisle Cos., Inc.	53,460
2,200	Louisiana-Pacific Corp.	37,334
8,305	Masco Corp.	192,427
2,600	Owens Corning, Inc. (b)	65,130
388	RPM International, Inc.	9,293
2,336	Timken Co.	86,782
2,000	United Rentals, Inc. (b)	64,340

		508,766

Consumer Products & Services (0.02%):
900	Jarden Corp. (b)	27,846
5,100	Mattel, Inc.	119,646
806	The Scotts Co.	34,457

		181,949

Containers & Packaging (0.02%):
400	Avery Dennison Corp.	22,808
2,572	Bemis Co., Inc.	74,871
228	Owens - Illinois, Inc. (b)	9,451
3,200	Sealed Air Corp.	81,791
2,454	Sonoco Products Co.	74,062

		262,983

Electronic Components & Instruments (0.31%):
1,260	Arrow Electronics, Inc. (b)	53,575
11,424	Atmel Corp. (b)	58,948
1,338	Avnet, Inc. (b)	53,333
948	AVX Corp.	15,263
300	Beckman Coulter, Inc.	22,128
3,000	Eaton Corp.	297,120
3,106	Emerson Electric Co.	165,301
351	Energizer Holdings, Inc. (b)	38,908
8,174	General Dynamics Corp.	690,457
946	Hubbell, Inc., Class - B	54,036
1,300	International Rectifier Corp. (b)	42,887
1,400	Intersil Holding Corp.	46,802
1,600	Jabil Circuit, Inc.	36,544
942	Johnson Controls, Inc.	111,260
11,900	Micron Technology, Inc. (b)	132,090
1,400	Molex, Inc.	37,702
2,786	Parker-Hannifin Corp.	311,558
2,100	PerkinElmer, Inc.	61,341

8,500	Sanmina-SCI Corp. (b)	18,020
15,300	Solectron Corp. (b)	59,670
1,430	Tektronix, Inc.	39,668
2,400	Teradyne, Inc. (b)	33,120
5,100	Thermo Electron Corp. (b)	294,372
11,550	Tyco Electronics Ltd.	409,217
11,650	Tyco International Ltd.	516,561
3,355	Vishay Intertechnology, Inc. (b)	43,716

		3,643,597

Entertainment (0.10%):
6,000	Carnival Corp.	290,580
26,125	The Walt Disney Co.	898,439
100	Warner Music Group Corp.	1,010

		1,190,029

Financial Services (1.78%):
220	A.G. Edwards, Inc.	18,680
3,430	Allied Capital Corp.	100,808
2,410	Ambac Financial Group, Inc.	151,613
2,808	Americredit Corp. (b)	49,365
5,500	Ameriprise Financial, Inc.	347,105
2,800	Bear Stearns Cos., Inc.	343,868
700	Blackrock, Inc.	121,387
1,432	CapitalSource, Inc.	28,984
116,700	Citigroup, Inc.	5,446,388
3,100	Convergys Corp. (b)	53,816
13,854	Countrywide Credit Industries, Inc.	263,365
10,493	Discover Financial Services	218,254
6,200	E*TRADE Group, Inc. (b)	80,972
22,900	Fannie Mae	1,392,549
3,000	First Horizon National Corp.	79,980
9,537	Freddie Mac	562,778
5,436	Goldman Sachs Group, Inc.	1,178,199
7,419	Hartford Financial Services Group, Inc.	686,628
1,894	IndyMac Mortgage Holdings, Inc.	44,717
3,085	iStar Financial, Inc.	104,859
80,640	J.P. Morgan Chase & Co.	3,694,925
1,800	Legg Mason, Inc.	151,722
12,626	Lehman Brothers Holdings, Inc.	779,403
15,595	Merrill Lynch & Co., Inc.	1,111,612
1,200	MF Global Ltd. (b)	34,800
2,024	MGIC Investment Corp.	65,395
23,386	Morgan Stanley	1,473,318
600	Nasdaq Stock Market, Inc. (b)	22,608
1,200	Nationwide Financial Services, Inc.	64,584
7,149	New York Community BanCorp	136,188
1,600	Peoples United Financial, Inc.	27,648
5,897	Principal Financial Group	372,042
2,287	Raymond James Financial, Inc.	75,128
16,633	Regions Financial Corp.	490,341
100	Student Loan Corp.	18,032
2,000	TFS Financial Corp. (b)	25,880
20,861	Washington Mutual, Inc.	736,602
1,000	Western Union Co.	20,970

		20,575,513

Food - Retail (0.06%):
6,052	Kroger Co.	172,603
10,300	Safeway, Inc.	341,034
4,949	Supervalu, Inc.	193,060

		706,697

Food Processing (0.34%):
15,545	Archer-Daniels-Midland Co.	514,229
2,900	Bunge Ltd.	311,605
2,281	Campbell Soup Co.	84,397
11,591	ConAgra Foods, Inc.	302,873
1,700	Corn Products International, Inc.	77,979
2,750	Dean Foods Co.	70,345

5,000	Del Monte Foods Co.	52,500
7,099	General Mills, Inc.	411,813
3,337	H.J. Heinz Co.	154,169
1,809	Hormel Foods Corp.	64,726
1,400	J.M. Smucker Co.	74,788
1,900	Kellogg Co.	106,400
37,947	Kraft Foods, Inc.	1,309,551
1,148	McCormick & Co., Inc.	41,294
8,455	Sara Lee Corp.	141,114
2,474	Smithfield Foods, Inc. (b)	77,931
1,200	The Hershey Co.	55,692
6,318	Tyson Foods, Inc., Class - A	112,776
700	William Wrigley Jr. Co.	44,961

		4,009,143

Funeral Services (0.01%):
7,040	Service Corp. International	90,816

Furniture & Fixtures (0.02%):
1,227	Hillenbrand Industry, Inc.	67,510
4,140	Leggett & Platt, Inc.	79,322
1,272	Mohawk Industries, Inc. (b)	103,414

		250,246

Health Care (0.08%):
2,000	Community Health Systems, Inc. (b)	62,880
300	Coventry Health Care, Inc. (b)	18,663
5,600	Health Management Associates, Inc., Class - A	38,864
540	McKesson Corp.	31,747
2,476	Omnicare, Inc.	82,030
3,400	Tenet Healthcare Corp. (b)	11,424
800	Universal Health Services, Inc.	43,536
7,919	WellPoint, Inc. (b)	624,967

		914,111

Homebuilding / Development (0.04%):
500	Armstrong World Industries, Inc. (b)	20,295
2,700	Centex Corp.	71,739
7,272	D.R. Horton, Inc.	93,155
1,800	KB Home	45,108
3,148	Lennar Corp.	71,302
769	MDC Holdings, Inc.	31,483
61	NVR, Inc. (b)	28,685
3,168	Pulte Homes, Inc.	43,116
3,100	Toll Brothers, Inc. (b)	61,969

		466,852

Hotels & Motels (0.01%):
4,012	Wyndham Worldwide Corp.	131,433

Household Products & Appliances (0.30%):
1,818	Alberto - Culver Co.	45,068
800	Avon Products, Inc.	30,024
287	Clorox Co.	17,504
900	Colgate-Palmolive Co.	64,188
3,230	Newell Rubbermaid, Inc.	93,089
44,849	Procter & Gamble Co.	3,154,679
490	Whirlpool Corp.	43,659

		3,448,211

Insurance (1.10%):
7,400	ACE Ltd.	448,218
2,264	Aetna, Inc.	122,867
1,000	AFLAC, Inc.	57,040
120	Alleghany Corp. (b)	48,720
1,400	Allied World Assurance Holdings Ltd.	72,674
14,285	Allstate Corp.	816,959
2,013	American Financial Group, Inc.	57,350
49,125	American International Group, Inc.	3,323,305

400	American National Insurance Co.	52,620
6,883	Aon Corp.	308,427
1,200	Arch Capital Group Ltd. (b)	89,292
1,863	Arthur J. Gallagher & Co.	53,971
2,800	Assurant, Inc.	149,800
3,600	Axis Capital Holdings Ltd.	140,076
9,550	Chubb Corp.	512,262
4,117	Cincinnati Financial Corp.	178,307
700	CNA Financial Corp.	27,524
4,600	Conseco, Inc. (b)	73,600
1,400	Endurance Specialty Holdings Ltd.	58,170
900	Erie Indemnity, Inc.	55,017
1,500	Everest Re Group Ltd.	165,360
5,189	Fidelity National Title Group, Inc., Class - A	90,704
2,200	First American Financial Corp.	80,564
1,100	Hanover Insurance Group, Inc.	48,609
1,606	HCC Insurance Holdings, Inc.	45,996
3,898	Leucadia National Corp.	187,962
6,341	Lincoln National Corp.	418,316
10,188	Loews Corp.	492,590
233	Markel Corp. (b)	112,772
13,200	Marsh & McLennan Cos., Inc.	336,600
3,056	MBIA, Inc.	186,569
600	Mercury General Corp.	32,358
11,131	MetLife, Inc.	776,165
5,435	Old Republic International Corp.	101,852
800	OneBeacon Insurance Group Ltd.	17,240
1,000	PartnerRe Ltd.	78,990
300	Philadelphia Consolidated Holding Corp. (b)	12,402
2,066	PMI Group, Inc.	67,558
17,520	Progressive Corp.	340,063
1,631	Protective Life Corp.	69,220
1,980	Radian Group, Inc.	46,094
800	Reinsurance Group of America, Inc.	45,416
1,700	RenaissanceRe Holdings Ltd.	111,197
2,500	SAFECo Corp.	153,050
1,200	StanCorp Financial Group, Inc.	59,412
2,270	Torchmark Corp.	141,466
427	Transatlantic Holdings, Inc.	30,031
15,611	Travelers Companies, Inc.	785,858
1,069	Unitrin, Inc.	53,012
8,595	UnumProvident Corp.	210,320
2,855	W.R. Berkley	84,594
10,100	Wentworth Financial, Inc., Class - A	310,373
47	Wesco Financial Corp.	18,706
200	White Mountains Insurance Group Ltd.	103,950
3,900	XL Capital Ltd., Class - A	308,880

		12,770,448

Machinery, Tools & Engineering (0.11%):
700	AGCO Corp. (b)	35,539
700	Black & Decker Corp.	58,310
1,200	Crane Co.	57,564
5,034	Deere & Co.	747,147
100	Flowserve Corp.	7,618
2,900	Illinois Tool Works, Inc.	172,956
400	Kennametal, Inc.	33,592
1,000	Novellus Systems (b)	27,260
260	Pall Corp.	10,114
200	Shaw Group, Inc. (b)	11,620
1,421	Snap-On, Inc.	70,396
1,300	Stanley Works	72,969

		1,305,085

Manufacturing (0.07%):
300	Carpenter Technology Corp.	39,003
2,900	Cooper Industries Ltd., Class - A	148,161
1,200	Gardner Denver, Inc. (b)	46,800
6,600	Ingersoll-Rand Co., Ltd., Class - A	359,502
1,100	Lennox International	37,180
300	Lincoln Electric Holdings, Inc.	23,283
900	URS Corp. (b)	50,805
1,900	USG Corp. (b)	71,345

		776,079

Media (0.24%):
15,247	CBS Corp., Class - B	480,281
100	Central Eurpoean Media Enterprises Ltd., Class - A (b)	9,171
3,005	Liberty Media Corp. - Capital, Series A (b)	375,114
6,111	Liberty Media Holding Corp. - Interactive (b)	117,392
18,328	News Corp., Class - A	403,033
500	Regal Entertainment Group, Class - A	10,975
76,202	Time Warner, Inc.	1,399,068

		2,795,034

Medical Equipment & Supplies (0.13%):
7,400	Amgen, Inc. (b)	418,618
977	Bausch & Lomb, Inc.	62,528
31,600	Boston Scientific Corp. (b)	440,820
11,750	Covidien Ltd.	487,625
700	Invitrogen Corp. (b)	57,211
300	Kinetic Concepts, Inc. (b)	16,884
300	Quest Diagnostics, Inc.	17,331
700	The Cooper Cos., Inc.	36,694

		1,537,711

Metals (0.18%):
20,538	Alcoa, Inc.	803,446
2,700	Commercial Metals Co.	85,455
1,583	Freeport-McMoran Copper & Gold, Inc., Class - B	166,041
5,800	Newmont Mining Corp.	259,434
5,600	Nucor Corp.	333,032
1,400	Reliance Steel & Aluminum Co.	79,156
760	Rowan Cos., Inc.	27,801
1,500	Steel Dynamics	70,050
2,752	United States Steel Corp.	291,547

		2,115,962

Motion Pictures & Services (0.00%):
300	Dreamworks Animation SKG, Inc. (b)	10,026

Office Equipment (0.04%):
970	Pitney Bowes, Inc.	44,057
210	Steelcase, Inc.	3,776
22,300	Xerox Corp. (b)	386,682

		434,515

Oil & Gas (2.33%):
1,900	AGL Resources, Inc.	75,278
11,000	Anadarko Petroleum Corp.	591,250
7,790	Apache Corp.	701,567
2,200	Atmos Energy Corp.	62,304
4,500	Chesapeake Energy Corp.	158,670
50,674	ChevronTexaco Corp.	4,742,073
1,900	Cimarex Energy Co.	70,775
38,501	ConocoPhillips	3,379,233
600	Continental Resources, Inc. (b)	10,884
10,516	Devon Energy Corp.	874,931
29,788	Duke Energy Corp.	556,738
1,700	Energen Corp.	97,104
300	ENSCO International, Inc.	16,830
5,800	EOG Resources, Inc.	419,514

748	Equitable Resources, Inc.	38,799
105,795	Exxon Mobil Corp.	9,792,386
1,800	Forest Oil Corp. (b)	77,472
1,300	Frontier Oil Corp.	54,132
400	Helix Energy Solutions Group, Inc. (b)	16,984
2,400	Helmerich & Payne, Inc.	78,792
6,520	Hess Corp.	433,776
5,523	Lyondell Chemical Co.	255,991
16,124	Marathon Oil Corp.	919,390
4,391	MDU Resources Group, Inc.	122,245
4,400	Murphy Oil Corp.	307,516
800	Nabors Industries Ltd. (b)	24,616
3,078	Newfield Exploration Co. (b)	148,236
3,460	Noble Energy, Inc.	242,338
19,606	Occidental Petroleum Corp.	1,256,352
2,500	ONEOK, Inc.	118,500
3,700	Patterson-UTI Energy, Inc.	83,509
3,000	Pioneer Natural Resources Co.	134,940
1,700	Plains Exploration & Production Co. (b)	75,174
1,356	Pogo Producing Co.	72,017
1,070	Pride International, Inc. (b)	39,109
600	Seacor Holdings, Inc. (b)	57,060
2,580	Southern Union Co.	80,264
15,044	Spectra Energy Corp.	368,277
1,500	St. Mary Land & Exploration Co.	53,505
2,400	UGI Corp.	62,352
300	Unit Corp. (b)	14,520
2,718	Valero Energy Corp.	182,595
1,903	Vectren Corp.	51,933
400	W & T Offshore, Inc.	9,752
400	Western Refining, Inc.	16,232

		26,945,915

Paper Products (0.12%):
5,197	Domtar Corp. (b)	42,615
10,184	International Paper Co.	365,300
5,513	Kimberly-Clark Corp.	387,344
4,193	MeadWestvaco Corp.	123,819
1,662	Rayonier, Inc.	79,842
5,600	Smurfit-Stone Container Corp. (b)	65,408
5,106	Weyerhaeuser Co.	369,156

		1,433,484

Pharmaceuticals (0.76%):
2,214	AmerisourceBergen Corp.	100,361
12,000	Eli Lilly & Co.	683,160
42,700	Johnson & Johnson, Inc.	2,805,390
5,500	King Pharmaceuticals, Inc. (b)	64,460
1,300	Lifepoint Hospitals, Inc. (b)	39,013
8,809	Merck & Co., Inc.	455,337
165,300	Pfizer, Inc.	4,038,279
201	PharMerica Corp. (b)	2,999
978	Watson Pharmaceuticals, Inc. (b)	31,687
15,000	Wyeth	668,250

		8,888,936

Photography/Imaging Technology (0.02%):
6,630	Eastman Kodak Co.	177,419

Publishing & Printing (0.08%):
2,100	E.W. Scripps Co., Class - A	88,200
5,487	Gannett Co., Inc.	239,781
3,327	Idearc, Inc.	104,701
1,213	McClatchy Co., Class - A	24,236
2,538	New York Times Co., Class - A	50,151
1,700	R. H. Donnelley Corp. (b)	95,234
5,222	R.R. Donnelley & Sons Co.	190,916
1,987	Tribune Co.	54,285
137	Washington Post Co., Class - B	109,984

		957,488

Railroads (0.08%):
500	Burlington Northern Santa Fe Corp.	40,585
8,610	CSX Corp.	367,905
700	Kansas City Southern Industries, Inc. (b)	22,519
4,480	Norfolk Southern Corp.	232,557
300	Trinity Industries, Inc.	11,262
2,449	Union Pacific Corp.	276,884

		951,712

Real Estate (0.05%):
2,401	AMB Property Corp.	143,604
4,983	Kimco Realty Corp.	225,282
3,803	Plum Creek Timber Co., Inc.	170,222
1,100	Ryland Group, Inc.	23,573

		562,681

Real Estate Investment Trusts (0.35%):
7,394	Annaly Mortgage Management, Inc.	117,786
2,104	Apartment Investment & Management Co.	94,954
5,300	Archstone-Smith Trust	318,742
1,900	AvalonBay Communities, Inc.	224,314
2,466	Boston Properties, Inc.	256,217
2,100	Brandywine Realty Trust	53,151
1,258	BRE Properties, Class - A	70,360
700	Brookdale Senior Living, Inc.	27,867
1,400	Camden Property Trust	89,950
1,500	CBL & Associates Properties, Inc.	52,575
1,200	Colonial Properties Trust	41,160
2,916	Developers Diversified Realty Corp.	162,917
2,400	Douglas Emmett, Inc.	59,352
900	Duke Realty Corp.	30,429
6,771	Equity Residential Properties Trust	286,820
300	Essex Property Trust, Inc.	35,271
600	Federal Realty Investment Trust	53,160
2,299	General Growth Properties, Inc.	123,272
4,796	HCP, Inc.	159,083
1,600	Health Care REIT, Inc.	70,784
2,250	Hospitality Properties Trust	91,463
12,149	Host Marriott Corp.	272,624
5,200	HRPT Properties Trust	51,428
2,213	Liberty Property Trust	88,985
1,667	Mack-Cali Realty Corp.	68,514
741	ProLogis Trust	49,165
2,700	Public Storage, Inc.	212,355
1,600	Regency Centers Corp.	122,800
2,317	Simon Property Group, Inc.	231,700
1,397	SL Green Realty Corp.	163,128
600	Taubman Centers, Inc.	32,850
2,800	Thornburg Mortgage, Inc.	35,980
3,200	Vornado Realty Trust	349,919

		4,099,075

Recreation (0.04%):
2,263	Brunswick Corp.	51,732
4,857	Expedia, Inc. (b)	154,841
2,459	Hasbro, Inc.	68,557
800	International Speedway Corp.	36,688
3,100	Royal Caribbean Cruises Ltd.	120,993

		432,811

Rental & Leasing (0.01%):
1,556	Avis Budget Group, Inc. (b)	35,617
2,600	Hertz Global Holdings, Inc. (b)	59,072

		94,689

Restaurants (0.10%):
22,284	McDonald’s Corp.	1,213,809

Retail (0.27%):
400	AnnTaylor Stores Corp. (b)	12,668
3,517	AutoNation, Inc. (b)	62,321
1,000	Barnes & Noble, Inc.	35,260
1,400	BJ’s Wholesale Club, Inc. (b)	46,424
2,227	Circuit City Stores, Inc.	17,616
3,253	Costco Wholesale Cos.	199,637
16,236	CVS Corp.	643,433
1,400	Dillards, Inc., Class - A	30,562
3,629	Foot Locker, Inc.	55,633
21,700	Home Depot, Inc.	703,947
10,220	Macy’s, Inc.	330,310
904	Officemax, Inc.	30,980
1,100	Penske Automotive Group, Inc.	22,264
1,100	RadioShack Corp.	22,726
15,908	Rite Aid Corp. (b)	73,495
471	Saks, Inc.	8,078
1,888	Sears Holding Corp. (b)	240,154
15,100	Wal-Mart Stores, Inc.	659,114

		3,194,622

Semiconductors (0.02%):
7,600	Advanced Micro Devices, Inc. (b)	100,320
1,500	Cree Research, Inc. (b)	46,650
1,900	Fairchild Semiconductor International (b)	35,492
7,272	LSI Logic Corp. (b)	53,958
700	QLogic Corp. (b)	9,415
700	Rambus, Inc. (b)	13,377

		259,212

Telecommunications (1.18%):
2,728	ADC Telecommunications, Inc. (b)	53,496
8,098	Alltel Corp.	564,269
145,499	AT&T, Inc.	6,156,062
7,800	Avaya, Inc. (b)	132,288
2,576	CenturyTel, Inc.	119,063
6,560	Citizens Communications Co.	93,939
700	Clearwire Corp., Class - A (b)	17,108
1,000	Crown Castle International Corp. (b)	40,630
3,585	Embarq Corp.	199,326
2,200	JDS Uniphase Corp. (b)	32,912
3,300	Juniper Networks, Inc. (b)	120,813
2,000	L-3 Communications Holdings, Inc.	204,280
54,500	Motorola, Inc.	1,009,885
37,500	Qwest Communications International, Inc. (b)	343,500
66,509	Sprint Nextel Corp.	1,263,671
1,326	Telephone & Data Systems, Inc.	88,511
9,889	Tellabs, Inc. (b)	94,143
264	U.S. Cellular Corp. (b)	25,925
68,353	Verizon Communications, Inc.	3,026,671
4,999	Windstream Corp.	70,586

		13,657,078

Tobacco (0.04%):
1,000	Carolina Group	82,230
4,002	Reynolds American, Inc.	254,487
1,745	UST, Inc.	86,552

		423,269

Transportation (0.05%):
1,100	Alexander & Baldwin, Inc.	55,143
300	Con-Way, Inc.	13,800
1,200	FedEx Corp.	125,700
800	GATX Corp.	34,200
2,100	Laidlaw International, Inc.	73,962
800	Overseas Shipholding Group, Inc.	61,464
1,387	Ryder Systems, Inc.	67,963
900	Teekay Corp.	52,929
466	Tidewater, Inc.	29,283
1,400	YRC Worldwide, Inc. (b)	38,248

		552,692

Utilities (0.84%):
2,571	Alliant Energy Corp.	98,521
4,990	Ameren Corp.	261,975
9,310	American Electric Power, Inc.	429,005
2,916	Aqua America, Inc.	66,135
5,500	CMS Energy Corp.	92,510
6,288	Consolidated Edison, Inc.	291,134
933	Constellation Energy Group, Inc.	80,042
4,067	Detroit Edison Co.	197,005
6,892	Dominion Resources, Inc.	580,995
1,242	DPL, Inc.	32,615
6,612	Dynegy, Inc., Class - A (b)	61,095
7,626	Edison International	422,862
16,315	El Paso Energy Corp.	276,866
3,833	Energy East Corp.	103,683
4,694	Entergy Corp.	508,313
8,650	Exelon Corp.	651,863
7,150	FirstEnergy Corp.	452,881
9,508	Florida Power & Light, Inc.	578,846
2,000	Great Plains Energy, Inc.	57,620
1,800	Integrys Energy Group, Inc.	92,214
1,889	Mirant Corp. (b)	76,845
1,900	National Fuel Gas Co.	88,939
6,612	NiSource, Inc.	126,554
3,498	Northeast Utilities	99,938
1,100	NRG Energy, Inc. (b)	46,519
2,438	NSTAR	84,867
2,207	OGE Energy Corp.	73,052
4,383	Pepco Holdings, Inc.	118,692
8,200	PG&E Corp.	391,960
2,398	Pinnacle West Capital Corp.	94,745
2,316	PPL Corp.	107,231
6,170	Progress Energy, Inc.	289,065
2,700	Progress Energy, Inc. (b) (c)	0
5,949	Public Service Enterprise Group, Inc.	523,452
2,883	Puget Energy, Inc.	70,547
2,636	Questar Corp.	138,469
8,164	Reliant Resources, Inc. (b)	208,998
2,798	SCANA Corp.	108,395
6,317	Sempra Energy	367,144
4,400	Sierra Pacific Resources	69,212
17,802	Southern Co.	645,856
5,100	Teco Energy, Inc.	83,793
2,900	TXU Corp.	198,563
2,311	Williams Cos., Inc.	78,713
2,810	Wisconsin Energy Corp.	126,534
9,770	Xcel Energy, Inc.	210,446

		9,764,709

Waste Disposal (0.02%):
5,740	Allied Waste Industries, Inc. (b)	73,185
535	Republic Services, Inc.	17,500
5,261	Waste Management, Inc.	198,550

		289,235

		178,148,075

Total Common Stocks (Cost $941,514,280)		1,134,039,389

Shares or Principal Amount	Security Description	Value
Securities Held as Collateral for Securities on Loan (4.81%):
55,866,978	State Street Navigator Securities Lending Prime Portfolio	55,866,978
42,993	Various U.S. Treasury Bonds and Notes, 0.00% - 5.50%, 10/30/07 - 4/15/29	42,993

Total Securities Held as Collateral for Securities on Loan (Cost $55,909,971)		55,909,971

Commercial Paper (1.57%):
Institutional Capital Corp. (1.57%):
Commercial Paper (1.57%):
18,300,000	United Parcel Service, 4.51%, 10/1/07* (b)	18,300,000

Total Commercial Paper (Cost $18,300,000)		18,300,000

Time Deposit (0.31%):
JS Asset Management (0.27%):
Time Deposits (0.27%):
3,068,409	Liquidity Management Control System Time Deposit	3,068,409

Institutional Capital Corp. (0.04%):
Time Deposits (0.04%):
513,381	Liquidity Management Control System Time Deposit	513,381

Total Time Deposit (Cost $3,581,790)		3,581,790

Money Market Mutual Funds (0.46%):
SSgA Funds Management, Inc. (0.46%):
Money Market Mutual Funds (0.46%):
2,701,157	Alliance Money Market Fund Prime Portfolio, 5.14% (d)	2,701,157
2,649,529	Federated Prime Obligations, 5.17% (d)	2,649,529

		5,350,686

Total Money Market Mutual Funds (Cost $5,350,686)		5,350,686

U.S. Treasury Bills (0.03%):
SSgA Funds Management, Inc. (0.03%):
U.S. Treasury Bill (0.03%):
405,000	U.S. Treasury Bills, 4.25%, 12/6/07 (e) *	402,269

Total U.S. Treasury Bills (Cost $401,919)		402,269

Total Investments (Cost $1,025,058,646) (b) - 104.76%		1,217,584,105
Liabilities in excess of other assets - (4.76)%		(55,287,896)

NET ASSETS - 100.00%		$1,162,296,209

*	Rate disclosed represents effective yield at purchase.
(a)	All or part of this security has been placed on loan as of September 30, 2007.
(b)	Represents non-income producing security.
(c)	Escrow Security due to bankruptcy.
(d)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.
(e)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

ADR – American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
34	S&P 500 E-mini Future	$2,614,770	Dec-07	$81,977
3	S&P 400 E-mini Future	$267,990	Dec-07	$7,973
3	Russell 1000 Future	$1,255,800	Dec-07	$37,409
3	Russell 1000 Value Future	$1,284,975	Dec-07	$26,684

	Total Unrealized Loss			$154,043

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments	September 30, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks (98.18%):
Sustainable Growth Advisers, L.P. (22.16%):
Banking (0.92%):
239,600	State Street Corp. (a)	$16,331,136

Beverages-Non-Alcoholic (0.71%):
218,200	Coca-Cola Co.	12,539,954

Biotechnology (1.11%):
317,200	Genzyme Corp. (b)	19,653,712

Business Services (0.49%):
184,000	Ecolab, Inc.	8,684,800

Communications Equipment (0.74%):
309,100	Qualcomm, Inc.	13,062,566

Consumer Products (0.45%):
112,100	Colgate-Palmolive Co.	7,994,972

Data Processing & Reproduction (1.19%):
456,300	Automatic Data Processing, Inc.	20,957,859

E-Commerce (0.50%):
228,100	eBay, Inc. (b)	8,900,462

Food & Beverages (2.47%):
277,200	PepsiCo, Inc.	20,307,672
428,500	Starbucks Corp. (b)	11,226,700
248,000	Whole Foods Market, Inc. (a)	12,142,080

		43,676,452

Food Products - Distribution (0.88%):
434,800	Sysco Corp.	15,474,532

Household Products (1.14%):
286,500	Procter & Gamble Co.	20,152,410

Industrial Conglomerates (1.11%):
474,700	General Electric Co.	19,652,580

Insurance (0.59%):
155,000	American International Group, Inc.	10,485,750

Medical Products (1.48%):
276,000	Medtronic, Inc.	15,569,160
154,400	Stryker Corp. (a)	10,616,544

		26,185,704

Pharmaceuticals (1.76%):
235,500	Johnson & Johnson	15,472,350
350,100	Teva Pharmaceutical Industries Ltd. - ADR	15,568,947

		31,041,297

Retail - Specialty (3.28%):
179,500	Costco Wholesale Corp.	11,015,915
548,500	Lowe’s Cos., Inc.	15,368,970
910,500	Staples, Inc.	19,566,645
250,000	Walgreen Co.	11,810,000

		57,761,530

Software (2.45%):
210,000	Electronic Arts, Inc. (b)	11,757,900
683,500	Microsoft Corp.	20,135,910
193,900	SAP AG - ADR (a)	11,376,113

		43,269,923

Transportation & Shipping (0.89%):
150,500	FedEx Corp. (a)	15,764,875

		391,590,514

Jennison Associates LLC (36.02%):
Aerospace/Defense (1.74%):
156,400	Boeing Co.	16,420,436
178,800	United Technologies Corp.	14,389,824

		30,810,260

Apparel (1.48%):
268,200	Coach, Inc. (b)	12,677,814
154,400	Nike, Inc., Class - B	9,057,104
260,700	Saks, Inc. (a)	4,471,005

		26,205,923

Banking (0.37%):
121,900	UBS AG	6,491,175

Biotechnology (1.84%):
146,600	Genentech, Inc. (b)	11,437,732
516,500	Gilead Sciences, Inc. (b)	21,109,355

		32,547,087

Chemicals (0.71%):
146,800	Monsanto Co.	12,586,632

Communications Equipment (0.81%):
340,000	Qualcomm, Inc.	14,368,400

Computer Hardware (3.29%):
99,000	Akamai Technologies (a) (b)	2,844,270
99,000	Apple, Inc. (b)	15,200,460
276,800	Hewlett Packard Co.	13,781,872
241,900	Juniper Networks, Inc. (b)	8,855,959
177,900	Research In Motion Ltd. (b)	17,532,045

		58,214,606

Computer Software (1.03%):
125,400	Ciena Corp. (a) (b)	4,775,232
316,400	EMC Corp. (b)	6,581,120
189,150	Nvidia Corp. (b)	6,854,796

		18,211,148

Consumer Finance (0.35%):
104,000	American Express Co.	6,174,480

Consumer Products (0.73%):
180,500	Colgate-Palmolive Co.	12,873,260

Department Stores (0.62%):
52,800	Kohl’s Corp. (b)	3,027,024
123,500	Target Corp.	7,850,895

		10,877,919

Electronic Forms (1.09%):
440,500	Adobe Systems, Inc. (b)	19,232,230

Financial Services (2.03%):
503,300	Charles Schwab Corp.	10,871,280
46,600	Goldman Sachs Group, Inc.	10,100,084
140,600	Lazard Ltd., Class - A (a)	5,961,440
113,000	NYSE Euronext (a)	8,946,210

		35,879,014

Food & Beverages (0.90%):
196,400	PepsiCo, Inc.	14,388,264
29,500	Whole Foods Market, Inc. (a)	1,444,320

		15,832,584

Food & Staples Retailing (0.33%):
95,500	Costco Wholesale Corp.	5,860,835

Health Care - Drugs/Pharmaceuticals (0.64%):
356,400	Schering-Plough Corp.	11,272,932

Health Care Equipment & Supplies (1.56%):
87,700	Alcon, Inc.	12,621,784
200,000	St. Jude Medical, Inc. (b)	8,814,000
107,400	Thermo Fisher Scientific, Inc. (b)	6,199,128

		27,634,912

Hotels / Motels (0.51%):
208,500	Marriott International, Inc., Class - A	9,063,495

Household Products (0.52%):
129,362	Procter & Gamble Co.	9,099,323

Industrial Conglomerates (1.07%):
456,800	General Electric Co.	18,911,520

Insurance (0.58%):
151,800	American International Group, Inc.	10,269,270

Machinery (0.27%):
61,300	Caterpillar, Inc.	4,807,759

Media (1.64%):
432,100	News Corp., Class - A	9,501,879
564,600	The Walt Disney Co.	19,416,594

		28,918,473

Medical Products (0.76%):
162,300	Baxter International, Inc.	9,134,244
144,100	Elan Corp., PLC - ADR (b)	3,031,864
20,900	Hologic, Inc. (b)	1,274,900

		13,441,008

Networking Products (1.16%):
619,700	Cisco Systems, Inc. (b)	20,518,267

Oil & Gas (1.76%):
129,100	Marathon Oil Corp.	7,361,282
126,200	Occidental Petroleum Corp.	8,086,896
149,100	Schlumberger Ltd.	15,655,500

		31,103,678

Pharmaceuticals (3.70%):
263,900	Abbott Laboratories	14,150,318
141,100	Merck & Co., Inc.	7,293,459
136,100	Novartis AG - ADR	7,480,056
175,400	Roche Holdings AG - ADR	15,847,864
247,600	Teva Pharmaceutical Industries Ltd. - ADR	11,010,772
213,500	Wyeth	9,511,425

		65,293,894

Semiconductors (0.75%):
174,400	Broadcom Corp., Class - A (b)	6,355,136
420,800	Marvell Technology Group Ltd. (b)	6,888,496

		13,243,632

Semiconductors & Semiconductor Equipment (0.94%):
312,300	Applied Materials, Inc.	6,464,610
395,500	Intel Corp.	10,227,630

		16,692,240

Software (0.81%):
428,900	Microsoft Corp.	12,635,394
19,700	VMware, Inc., Class - A (a) (b)	1,674,500

		14,309,894

Telecommunications (0.37%):
78,900	Nii Holdings, Inc. (b)	6,481,635

Web Portals (1.66%):
51,600	Google, Inc., Class - A (b)	29,271,132

		636,498,617

SSgA Funds Management, Inc. (40.00%):
Advertising (0.14%):
3,300	Clear Channel Outdoor Holdings, Inc. (b)	84,150
25,006	Interpublic Group of Cos., Inc. (b)	259,562
7,516	Lamar Advertising Co.	368,059
11,211	Monster Worldwide, Inc. (b)	381,847
29,738	Omnicom Group, Inc.	1,430,100

		2,523,718

Aerospace/Defense (1.22%):
2,442	Alliant Techsystems, Inc. (b)	266,911
8,000	BE Aerospace, Inc. (b)	332,240
70,270	Boeing Co.	7,377,648

200	Drs Technologies, Inc.	11,024
4,900	General Dynamics Corp.	413,903
11,100	Goodrich Corp.	757,353
31,300	Lockheed Martin Corp.	3,395,737
1,800	Northrop Grumman Corp.	140,400
12,233	Precision Castparts Corp.	1,810,239
14,900	Rockwell Collins, Inc.	1,088,296
5,400	Spirit Aerosystems Holdings, Inc.,	210,276
	Class - A (b)
22,000	Textron, Inc.	1,368,620
53,826	United Technologies Corp.	4,331,916

		21,504,563

Airlines (0.09%):
2,100	Aircastle Ltd.	70,182
22,000	AMR Corp. (b)	490,380
1,500	Copa Holdings SA, Class - A	60,075
20,800	Delta Air Lines, Inc. (b)	373,360
15,100	Northwest Airlines Corp. (b)	268,780
5,900	UAL Corp. (b)	274,527

		1,537,304

Apparel (0.47%):
8,040	Abercrombie & Fitch Co.	648,828
16,700	American Eagle Outfitters, Inc.	439,377
32,816	Coach, Inc. (b)	1,551,212
6,900	Crocs, Inc. (b)	464,025
4,700	GUESS?, Inc.	230,441
8,362	Hanesbrands, Inc. (b)	234,638
28,441	Limited Brands	651,014
1,000	Liz Claiborne, Inc.	34,330
32,044	Nike, Inc., Class - B	1,879,701
4,800	Phillips-Van Heusen Corp.	251,904
5,400	Polo Ralph Lauren Corp.	419,850
12,190	Ross Stores, Inc.	312,552
40,950	TJX Cos., Inc.	1,190,417

		8,308,289

Auto/Related Products (0.20%):
1,200	BorgWarner, Inc.	109,836
5,900	Copart, Inc. (b)	202,901
18,900	Goodyear Tire & Rubber Co. (b)	574,749
13,918	Johnson Controls, Inc.	1,643,855
6,700	Oshkosh Truck Corp.	415,199
9,000	RPM International, Inc.	215,550
2,500	Thor Industries, Inc.	112,475
5,304	WABCO Holdings, Inc.	247,962

		3,522,527

Automotive Rental (0.03%):
3,630	Avis Budget Group, Inc. (b)	83,091
18,100	Hertz Global Holdings, Inc. (b)	411,232

		494,323

Banking (0.30%):
35,100	Bank of New York Mellon Corp.	1,549,314
1,700	Capitol Federal Financial	58,140
4,722	Commerce Bancorp, Inc.	183,119
18,768	Hudson City Bancorp, Inc.	288,652
16,619	Northern Trust Corp.	1,101,341
36,911	SLM Corp.	1,833,370
1	State Street Corp.	34
9,020	Synovus Financial Corp.	253,011
2,800	TFS Financial Corp. (b)	36,232

		5,303,213

Beverages-Non-Alcoholic (0.46%):
136,107	Coca-Cola Co.	7,822,069
6,337	Hansen Natural Corp. (b)	359,181

		8,181,250

Biotechnology (0.94%):
69,364	Amgen, Inc. (b)	3,923,922
2,900	Applera Corp.- Applied Biosystems Group	100,456

33,722	Celgene Corp. (b)	2,404,716
6,015	Cephalon, Inc. (b)	439,456
4,700	Gen-Probe, Inc. (b)	312,926
41,374	Genentech, Inc. (b)	3,227,999
23,680	Genzyme Corp. (b)	1,467,213
83,516	Gilead Sciences, Inc. (b)	3,413,299
5,700	ImClone Systems, Inc. (b)	235,638
1,447	Invitrogen Corp. (b)	118,263
9,526	Pharmaceutical Product Development, Inc.	337,601
3,600	Techne Corp. (b)	227,088
11,900	Vertex Pharmaceuticals, Inc. (b)	457,079

		16,665,656

Brokerage Services (0.20%):
5,362	CME Group, Inc.	3,149,371
4,700	MF Global Ltd.	136,300
7,800	Nasdaq Stock Market, Inc. (b)	293,904

		3,579,575

Business Services (0.72%):
53,000	Accenture Ltd., Class - A	2,133,250
7,175	Alliance Data Systems Corp. (b)	555,632
5,230	CDW Corp. (b)	456,056
6,739	ChoicePoint, Inc. (b)	255,543
8,971	Cintas Corp.	332,824
5,416	Dun & Bradstreet Corp.	534,072
15,540	Ecolab, Inc.	733,488
13,004	Equifax, Inc.	495,712
516	Fair, Issac and Co., Inc.	18,633
14,580	Fidelity National Information Services, Inc.	646,915
2,100	Getty Images, Inc. (b)	58,464
7,400	Global Payments, Inc.	327,228
5,100	Hewitt Associates, Inc., Class - A (b)	178,755
15,626	Iron Mountain, Inc. (b)	476,280
7,700	Manpower, Inc.	495,495
7,111	Mastercard, Inc., Class - A	1,052,215
7,100	Neustar, Inc. (b)	243,459
30,099	Paychex, Inc.	1,234,059
16,200	Pitney Bowes, Inc.	735,804
12,749	Robert Half International, Inc.	380,685
8,600	Salesforce.com, Inc. (b)	441,352
5,600	Scientific Games Corp., Class - A (b)	210,560
3,500	The Corporate Executive Board Co.	259,840
5,300	W.W. Grainger, Inc.	483,307

		12,739,628

Casinos/Gaming (0.25%):
9,700	Harrah’s Entertainment, Inc.	843,221
29,695	International Game Technology, Inc.	1,279,855
10,680	MGM Mirage, Inc. (b)	955,219
6,500	Penn National Gaming, Inc. (b)	383,630
2,200	Station Casinos, Inc.	192,456
5,000	Wynn Resorts Ltd.	787,800

		4,442,181

Chemicals (0.61%):
9,150	Air Products & Chemicals, Inc.	894,504
6,700	Airgas, Inc.	345,921
6,900	Albemarle Corp.	304,980
4,000	Cabot Corp.	142,120
7,500	Celanese Corp., Class - A	292,350
13,300	E.I. du Pont de Nemours & Co.	659,148
5,700	International Flavors & Fragrance, Inc.	301,302
1,600	Lubrizol Corp.	104,096

48,400	Monsanto Co.	4,149,816
5,700	Mosaic Co. (b)	305,064
12,500	Nalco Holding Co.	370,625
28,500	Praxair, Inc.	2,387,160
7,600	Rohm & Haas Co.	423,092
3,400	Sigma-Aldrich Corp.	165,716

		10,845,894

Communications Equipment (0.70%):
37,027	American Tower Corp., Class - A (b)	1,612,156
10,100	Avaya, Inc. (b)	171,296
7,400	Ciena Corp. (b)	281,792
5,300	Commscope, Inc. (b)	266,272
17,250	Crown Castle International Corp. (b)	700,868
12,100	Harris Corp.	699,259
33,248	Juniper Networks, Inc. (b)	1,217,209
3,900	L-3 Communications Holdings, Inc.	398,346
4,400	Leap Wireless International, Inc. (b)	358,028
149,012	Qualcomm, Inc.	6,297,246
9,600	SBA Communications Corp. (b)	338,688

		12,341,160

Computer Hardware (2.55%):
77,077	Apple Computer, Inc. (b)	11,834,402
34,700	Brocade Communications Systems, Inc. (b)	297,032
202,831	Dell, Inc. (b)	5,598,136
238,034	Hewlett Packard Co.	11,851,712
96,914	International Business Machines Corp.	11,416,469
4,474	Lexmark International, Inc. (b)	185,805
5,550	National Instruments Corp.	190,532
8,900	NAVTEQ (b)	693,933
33,637	Network Appliance, Inc. (b)	905,172
12,300	SanDisk Corp. (b)	677,730
18,900	Seagate Technology	483,462
32,736	Solectron Corp. (b)	127,670
83,600	Sun Microsystems, Inc. (b)	468,996
5,700	Western Digital Corp. (b)	144,324

		44,875,375

Computer Services (0.68%):
6,600	Acxiom Corp.	130,614
3,395	Affiliated Computer Services, Inc., Class - A (b)	170,565
14,917	Akamai Technologies, Inc. (b)	428,565
27,300	Amazon.com, Inc. (b)	2,542,995
11,900	Ceridian Corp. (b)	413,406
5,700	Cerner Corp. (b)	340,917
12,700	Cognizant Tech Solutions Corp. (b)	1,013,079
4,751	DST Systems, Inc. (b)	407,683
26,530	Electronic Data Systems Corp.	579,415
7,600	F5 Networks, Inc. (b)	282,644
3,700	FactSet Research Systems, Inc.	253,635
15,160	Fiserv, Inc. (b)	771,038
15,214	IMS Health, Inc.	466,157
1,900	NCR Corp. (b)	94,620
3,603	Total System Services, Inc.	100,091
5,800	Verifone Holdings, Inc. (b)	257,114
21,563	Verisign, Inc. (b)	727,536
107,678	Yahoo!, Inc. (b)	2,890,078
5,875	Zebra Technologies Corp., Class - A (b)	214,379

		12,084,531

Computer Software (1.01%):
25,566	Activision, Inc. (b)	551,970
20,700	Autodesk, Inc. (b)	1,034,379
34,393	BEA Systems, Inc. (b)	477,031

18,311	BMC Software, Inc. (b)	571,853
23,500	CA, Inc.	604,420
6,615	Cadence Design Systems, Inc. (b)	146,787
16,529	Citrix Systems, Inc. (b)	666,449
21,200	Compuware Corp. (b)	170,024
186,673	EMC Corp. (b)	3,882,798
30,161	Intuit, Inc. (b)	913,878
14,300	McAfee, Inc. (b)	498,641
5,600	Novell, Inc. (b)	42,784
344,125	Oracle Corp. (b)	7,450,306
17,600	Red Hat, Inc. (b)	349,712
11,215	Symantec Corp. (b)	217,347
12,520	Synopsys, Inc. (b)	339,042

		17,917,421

Computer Systems/Peripherals (0.02%):
6,000	Diebold, Inc.	272,520
2,000	Riverbed Technology, Inc. (b)	80,780

		353,300

Conglomerates (0.64%):
107,219	Altria Group, Inc.	7,454,937
5,700	Dover Corp.	290,415
59,400	Honeywell International, Inc.	3,532,518

		11,277,870

Construction (0.02%):
6,300	Helix Energy Solutions Group, Inc. (b)	267,498

Construction Services (0.28%):
15,914	American Standard Cos., Inc.	566,857
500	Centex Corp.	13,285
10,600	Corrections Corp. of America (b)	277,402
4,075	Florida Rock Industries, Inc.	254,647
7,900	Fluor Corp.	1,137,442
10,600	Jacobs Engineering Group, Inc. (b)	801,148
1,100	Lennox International, Inc.	37,180
3,700	Martin Marietta Materials, Inc.	494,135
1,900	Masco Corp.	44,023
121	NVR, Inc. (b)	56,900
6,500	Pulte Homes, Inc.	88,465
15,100	Quanta Services, Inc. (b)	399,395
1,400	URS Corp. (b)	79,030
8,400	Vulcan Materials Co.	748,860

		4,998,769

Consumer Finance (0.31%):
92,480	American Express Co.	5,490,538

Consumer Products (0.46%):
1,600	Alberto- Culver Co.	39,664
4,100	Autoliv, Inc.	244,975
3,000	Black & Decker Corp.	249,900
5,400	Church & Dwight Co., Inc.	254,016
11,100	Clorox Co.	676,989
6,000	Coldwater Creek, Inc. (b)	65,160
41,959	Colgate-Palmolive Co.	2,992,517
15,000	Crown Holdings, Inc. (b)	341,400
3,500	Energizer Holdings, Inc. (b)	387,975
3,400	Jarden Corp. (b)	105,196
17,098	Kimberly-Clark Corp.	1,201,305
12,500	Newell Rubbermaid, Inc.	360,250
3,300	Nutri/System, Inc. (b)	154,737
9,755	The Estee Lauder Cos., Inc., Class - A	414,197
719	The Scotts Co., Class - A	30,737
2,300	The Stanley Works	129,099
1,500	The Valspar Corp.	40,815
3,400	Toro Co.	200,022
3,347	Weight Watchers International, Inc.	192,653

		8,081,607

Cosmetics & Toiletries (0.00%):
3,400	Bare Escentuals, Inc. (b)	84,558

Data Processing & Reproduction (0.13%):
49,350	Automatic Data Processing, Inc.	2,266,646

Department Stores (0.85%):
9,800	Big Lots, Inc. (b)	292,432
20,108	J.C. Penney Co., Inc.	1,274,244
28,874	Kohl’s Corp. (b)	1,655,346
76,470	Target Corp.	4,861,198
157,974	Wal-Mart Stores, Inc.	6,895,565

		14,978,785

Drugs (1.45%):
27,256	Allergan, Inc.	1,757,194
11,800	Amylin Pharmaceuticals, Inc. (b)	590,000
9,702	Barr Laboratories, Inc. (b)	552,141
176,020	Bristol-Myers Squibb Co.	5,072,896
43,233	Eli Lilly & Co.	2,461,255
11,800	Endo Pharmaceuticals Holdings, Inc. (b)	365,918
28,549	Forest Laboratories, Inc., Class - A (b)	1,064,592
4,400	Herbalife Ltd.	200,024
159,547	Merck & Co., Inc.	8,246,985
16,851	Millennium Pharmaceuticals, Inc. (b)	171,038
22,618	Mylan Laboratories, Inc.	360,983
4,800	NBTY, Inc. (b)	194,880
133,297	Schering-Plough Corp.	4,216,184
9,900	Sepracor, Inc. (b)	272,250
5,200	Watson Pharmaceuticals, Inc. (b)	168,480

		25,694,820

E-Commerce (0.28%):
101,596	eBay, Inc. (b)	3,964,276
16,191	Hlth Corp. (b)	229,426
977	IAC/Interactive Corp. (b)	28,988
35,325	Liberty Interactive Group (b)	678,593

		4,901,283

Electric Utilities (0.12%):
60,330	AES Corp. (b)	1,209,013
14,800	Allegheny Energy, Inc. (b)	773,448
6,100	Dynegy, Inc. (b)	56,364

		2,038,825

Electric Utility (0.07%):
25,679	PPL Corp.	1,188,938
3,600	Sierra Pacific Resources	56,628

		1,245,566

Electrical Equipment (0.01%):
4,100	Wesco International, Inc. (b)	176,054

Electronic Components & Instruments (0.62%):
35,749	Agilent Technologies, Inc. (b)	1,318,423
4,375	Beckman Coulter, Inc.	322,700
22,112	Danaher Corp.	1,828,884
1,500	Eaton Corp.	148,560
6,400	Foster Wheeler Ltd. (b)	840,192
5,766	Harman International Industries, Inc.	498,874
20,004	MEMC Electronic Materials, Inc. (b)	1,177,435
3,244	Mettler-Toledo International, Inc. (b)	330,888
4,930	Millipore Corp. (b)	373,694
9,700	Pall Corp.	377,330
2,589	PerkinElmer, Inc.	75,625
20,700	Raytheon Co.	1,321,074
18,466	Thermo Electron Corp. (b)	1,065,858
5,200	Thomas & Betts Corp. (b)	304,928
10,300	Trimble Navigation Ltd. (b)	403,863
9,110	Waters Corp. (b)	609,641

		10,997,969

Electronic Equipment (0.45%):
9,450	AMETEK, Inc.	408,429
16,200	Amphenol Corp., Class - A	644,112
5,900	Arrow Electronics, Inc. (b)	250,868
7,600	Avnet, Inc. (b)	302,936
3,900	Dolby Laboratories, Inc., Class - A (b)	135,798
58,800	Emerson Electric Co.	3,129,336
10,344	Garmin Ltd.	1,235,074
2,000	Hubbell, Inc., Class - B	114,240
6,700	Integrated Device Technology, Inc. (b)	103,716
9,955	Jabil Circuit, Inc.	227,372
6,751	Molex, Inc.	181,804
14,200	Rockwell Automation, Inc.	987,042
19,017	Sanmina Corp. (b)	40,316
1,400	Tektronix, Inc.	38,836
8,312	Teradyne, Inc. (b)	114,706
3,800	Vishay Intertechnology, Inc. (b)	49,514

		7,964,099

Electronic Forms (0.13%):
52,490	Adobe Systems, Inc. (b)	2,291,713

Energy (0.40%):
27,800	CenterPoint Energy, Inc.	445,634
16,100	CONSOL Energy, Inc.	750,260
3,300	First Solar, Inc. (b)	388,542
19,954	McDermott International, Inc. (b)	1,079,112
16,000	Mirant Corp. (b)	650,880
23,689	Peabody Energy Corp.	1,133,992
5,100	Questar Corp.	267,903
2,400	SunPower Corp., Class - A (b)	198,768
30,200	TXU Corp.	2,067,795

		6,982,886

Entertainment (0.07%):
16,400	Carnival Corp.	794,252
5,300	Regal Entertainment Group, Class - A	116,335
3,800	Warner Music Group Corp.	38,380
26,000	XM Satellite Radio Holdings, Inc., Class - A (b)	368,420

		1,317,387

Financial Services (1.37%):
6,000	A.G. Edwards, Inc.	509,460
2,800	Affiliated Managers Group, Inc. (b)	357,028
700	AmeriCredit Corp. (b)	12,306
1,400	Bank of Hawaii Corp.	73,990
3,200	BlackRock, Inc.	554,912
12,187	Broadridge Financial Solutions, Inc.	230,944
6,981	CapitalSource, Inc.	141,295
87,759	Charles Schwab Corp.	1,895,594
5,404	CheckFree Corp. (b)	251,502
2,600	Discover Financial Services (b)	54,080
13,900	E*Trade Group, Inc. (b)	181,534
9,572	Eaton Vance Corp.	382,497
8,220	Federated Investors, Inc.	326,334
5,650	First Marblehead Corp.	214,305
14,900	Franklin Resources, Inc.	1,899,750
23,094	Freddie Mac	1,362,777
1,800	Gatx Corp.	76,950
16,047	Goldman Sachs Group, Inc.	3,478,028
28,644	H & R Block, Inc.	606,680
6,200	InterContinental Exchange, Inc. (b)	941,780
4,000	Investment Technology Group, Inc. (b)	171,920
4,500	Lazard Ltd., Class - A	190,800
4,700	Legg Mason, Inc.	396,163
19,200	Merrill Lynch & Co., Inc.	1,368,576

7,100	MoneyGram International, Inc.	160,389
20,010	Moody’s Corp.	1,008,504
5,200	Morgan Stanley Dean Witter & Co.	327,600
7,100	Nuveen Investments, Class - A	439,774
8,300	Nymex Holdings, Inc.	1,080,494
23,700	NYSE Euronext	1,876,329
13,780	People’s United Financial, Inc.	238,118
1,400	Principal Financial Group, Inc.	88,326
11,600	SEI Investments Co.	316,448
23,694	T. Rowe Price Group, Inc.	1,319,519
21,500	TD Ameritrade Holding Corp. (b)	391,730
64,922	Western Union Co.	1,361,414

		24,287,850

Food & Beverages (1.25%):
42,907	Anheuser-Busch Cos., Inc.	2,144,921
800	Aqua America, Inc.	18,144
4,728	Brown-Forman Corp., Class - B	354,174
11,900	Campbell Soup Co.	440,300
1,200	Dean Foods Co.	30,696
2,400	General Mills, Inc.	139,224
16,200	H.J. Heinz Co.	748,440
10,870	Hershey Foods Corp.	504,477
14,400	Kellogg Co.	806,400
40,344	Kroger Co.	1,150,611
7,460	McCormick & Co., Inc.	268,336
3,039	Pepsi Bottling Group, Inc.	112,960
145,163	PepsiCo, Inc.	10,634,642
34,400	Sara Lee Corp.	574,136
66,562	Starbucks Corp. (b)	1,743,924
16,799	Tim Hortons, Inc.	585,445
12,776	Whole Foods Market, Inc.	625,513
18,832	William Wrigley Jr., Co.	1,209,579

		22,091,922

Food Products – Distribution (0.11%):
55,540	Sysco Corp.	1,976,669

Forest Products & Papers (0.03%):
8,370	Avery Dennison Corp.	477,257
1,500	Plum Creek Timber Co., Inc.	67,140

		544,397

Health Care (0.66%):
37,200	Aetna, Inc.	2,018,844
7,600	AmerisourceBergen Corp.	344,508
32,630	Cardinal Health, Inc.	2,040,353
680	Community Health Systems, Inc. (b)	21,379
13,180	Coventry Health Care, Inc. (b)	819,928
9,392	DaVita, Inc. (b)	593,387
19,344	Express Scripts, Inc. (b)	1,079,782
10,000	Health Net, Inc. (b)	540,500
10,700	Laboratory Corp. of America Holdings (b)	837,061
8,060	Lincare Holdings, Inc. (b)	295,399
6,733	Manor Care, Inc.	433,605
24,310	McKesson Corp.	1,429,185
1,260	Omnicare, Inc.	41,744
13,036	Quest Diagnostics, Inc.	753,090
5,223	Sierra Health Services, Inc. (b)	220,358
34,000	Tenet Healthcare Corp. (b)	114,240
1,357	Universal Health Services	73,848
500	Webmd Health Corp., Class - A (b)	26,050

		11,683,261

Health Care Equipment & Supplies (0.08%):
30,148	St. Jude Medical, Inc. (b)	1,328,622

Health Care Providers & Services (0.53%):
800	Brookdale Senior Living, Inc.	31,848
14,800	Humana, Inc. (b)	1,034,224
4,200	Pediatrix Medical Group, Inc. (b)	274,764

119,057	UnitedHealth Group, Inc.	5,765,931
3,600	Wellcare Group, Inc. (b)	379,548
24,811	Wellpoint, Inc. (b)	1,958,084

		9,444,399

Hotel/Gaming (0.16%):
5,200	Boyd Gaming Corp.	222,820
9,355	Las Vegas Sands Corp. (b)	1,248,144
3,500	Orient-Express Hotel Ltd., Class - A ADR	179,445
19,184	Starwood Hotels & Resorts Worldwide, Inc.	1,165,428

		2,815,837

Hotels / Motels (0.17%):
3,600	Choice Hotels International, Inc.	135,612
35,100	Hilton Hotels Corp.	1,631,799
29,356	Marriott International, Inc., Class - A	1,276,105
1,160	Wyndham Worldwide Corp.	38,002

		3,081,518

Household Products (0.45%):
4,000	Pool Corp.	99,920
111,286	Procter & Gamble Co.	7,827,857

		7,927,777

Industrial Conglomerates (0.24%):
102,194	General Electric Co.	4,230,832

Industrial Services (0.46%):
59,912	3M Co.	5,606,566
7,300	Donaldson Co., Inc.	304,848
4,400	Eagle Materials, Inc.	157,256
11,174	Fastenal Co.	507,411
4,400	Flowserve Corp.	335,192
13,160	Gentex Corp.	282,150
5,850	Graco, Inc.	228,794
2,008	ITT Industries, Inc.	136,403
4,300	MSC Industrial Direct Co., Inc., Class - A	217,537
6,400	Shaw Group, Inc. (b)	371,840

		8,147,997

Insurance (0.33%):
1,600	ACE Ltd.	96,912
40,033	AFLAC, Inc.	2,283,483
14,137	American International Group, Inc.	956,368
2,169	Arthur J. Gallagher & Co.	62,836
10,008	Brown & Brown, Inc.	263,210
25,500	Cigna Corp.	1,358,895
1,100	Erie Indemnity Co., Class - A	67,243
200	Hanover Insurance Group, Inc.	8,838
5,000	HCC Insurance Holdings, Inc.	143,200
1,100	PartnerRe Ltd.	86,889
3,900	Philadelphia Consolidated Holding Corp. (b)	161,226
925	Transatlantic Holding, Inc.	65,055
3,987	W.R. Berkley Corp.	118,135
1,900	XL Capital Ltd., Class - A	150,480

		5,822,770

Investment Company (0.02%):
12,400	Janus Capital Group, Inc.	350,672

Machinery (0.49%):
5,200	AGCO Corp. (b)	264,004
57,053	Caterpillar, Inc.	4,474,666
1,100	Deere & Co.	163,262
7,450	IDEX Corp.	271,106
33,200	Illinois Tool Works, Inc.	1,980,048
9,950	Joy Global, Inc.	506,057
9,243	Terex Corp. (b)	822,812
3,300	Tractor Supply Co. (b)	152,097

		8,634,052

Machinery & Equipment (0.01%):
1,900	Kennametal, Inc.	159,562

Manufacturing (0.29%):
1,500	Carlisle Co.	72,900
5,100	Cooper Industries Ltd., Class - A	260,559
9,308	Cummins Engine, Inc.	1,190,400
7,700	Harsco Corp.	456,379
1,600	Ingersoll-Rand Co., Class - A	87,152
2,500	Lincoln Electric Holding, Inc.	194,025
11,200	Manitowoc Co., Inc.	495,936
22,350	Paccar, Inc.	1,905,338
8,004	Roper Industries, Inc.	524,262

		5,186,951

Media (0.94%):
6,300	Cablevision Systems, New York Group, Class - A (b)	220,122
2,700	Central Eurpoean Media Enterprises Ltd. (b)	247,617
1	Citadel Broadcasting Co.	4
9,200	Clear Channel Communications, Inc., Class - A	344,448
161,657	Comcast Corp., Class - A (b)	3,908,867
4,500	CTC Media, Inc. (b)	98,820
66,770	DirecTV Group, Inc. (b)	1,621,176
5,522	Dow Jones & Co., Inc.	329,663
5,000	Dreamworks Animation SKG, Inc. (b)	167,100
18,520	EchoStar Communications Corp. (b)	866,921
4,200	Meredith Corp.	240,660
134,134	News Corp., Class - A	2,949,607
77,459	The Walt Disney Co.	2,663,815
48,520	Time Warner, Inc.	890,827
54,436	Viacom, Inc., Class - B (b)	2,121,371

		16,671,018

Medical Products (1.24%):
5,200	Advanced Medical Optics, Inc. (b)	159,068
1,200	Bausch & Lomb, Inc.	76,800
57,937	Baxter International, Inc.	3,260,694
21,688	Becton, Dickinson & Co.	1,779,500
4,727	Biogen Idec, Inc. (b)	313,542
9,300	C.R. Bard, Inc.	820,167
2,231	Charles River Laboratories International, Inc. (b)	125,271
1,700	Cooper Cos., Inc.	89,114
5,500	Covance, Inc. (b)	428,450
10,200	Cytyc Corp. (b)	486,030
7,500	Dade Behring Holding, Inc.	572,625
13,890	Dentsply International, Inc.	578,380
5,000	Edwards Lifesciences Corp. (b)	246,550
8,077	Henry Schein, Inc. (b)	491,405
900	Hillenbrand Industry, Inc.	49,518
2,900	IDEXX Laboratories, Inc. (b)	317,811
3,300	Intuitive Surgical, Inc. (b)	759,000
3,800	Kinetic Concepts, Inc. (b)	213,864
102,656	Medtronic, Inc.	5,790,824
12,192	Patterson Cos., Inc. (b)	470,733
10,600	PDL Biopharma, Inc. (b)	229,066
6,700	ResMed, Inc. (b)	287,229
6,785	Respironics, Inc. (b)	325,884
27,160	Stryker Corp.	1,867,522
11,500	Varian Medical Systems, Inc. (b)	481,735
21,270	Zimmer Holdings, Inc. (b)	1,722,657

		21,943,439

Metals (0.33%):
9,000	Allegheny Technologies, Inc.	989,550
3,600	Cleveland-Cliffs, Inc.	316,692
4,400	Foundation Coal Holdings, Inc.	172,480
28,000	Freeport-McMoRan Copper & Gold, Inc., Class - B	2,936,920
5,900	Nucor Corp.	350,873
6,700	Southern Copper Corp.	829,661
5,877	Titanium Metals Corp. (b)	197,232

		5,793,408

Mining (0.17%):
9,600	AK Steel Holding Corp. (b)	421,920
12,300	Arch Coal, Inc.	415,002
7,600	Massey Energy Co.	165,832
22,500	Nabors Industries, Inc. (b)	692,325
16,100	Newmont Mining Corp.	720,153
12,600	Owens- Illinois, Inc. (b)	522,270

		2,937,502

Natural Gas Utilities (0.02%):
8,000	Equitable Resources, Inc.	414,960

Networking Products (1.02%):
541,995	Cisco Systems, Inc. (b)	17,945,454

Office Furnishings (0.01%):
4,000	HNI Corp.	144,000
5,200	Steelcase, Inc., Class - A	93,496

		237,496

Oil & Gas (3.17%):
28,610	Baker Hughes, Inc.	2,585,486
26,600	BJ Services Co.	706,230
8,400	Cabot Oil & Gas Corp.	295,344
9,958	Cameron International Corp. (b)	919,024
3,400	Cheniere Energy, Inc. (b)	133,178
24,200	Chesapeake Energy Corp.	853,292
2,100	CNX Gas Corp. (b)	60,417
12,499	Constellation Energy Group	1,072,289
10,900	Denbury Resources, Inc. (b)	487,121
6,100	Diamond Offshore Drilling, Inc.	691,069
5,300	DPL, Inc.	139,178
7,400	Dresser-Rand Group, Inc. (b)	316,054
12,500	Ensco International, Inc.	701,250
27,300	Exelon Corp.	2,057,328
102,506	Exxon Mobil Corp.	9,487,954
11,800	FMC Technologies, Inc. (b)	680,388
8,200	Global Industries Ltd. (b)	211,232
20,200	Globalsantafe Corp.	1,535,604
11,655	Grant Prideco, Inc. (b)	635,431
81,366	Halliburton Co.	3,124,471
1	Hugoton Royalty Trust	17
15,948	National-Oilwell, Inc. (b)	2,304,486
23,902	Noble Corp.	1,172,393
2,100	Noble Energy, Inc.	147,084
17,600	NRG Energy, Inc. (b)	744,304
10,614	Pride International, Inc. (b)	387,942
4,300	Quicksilver Resources, Inc. (b)	202,315
13,450	Range Resources Corp.	546,877
6,846	Rowan Cos., Inc.	250,427
104,881	Schlumberger Ltd.	11,012,504
18,020	Smith International, Inc.	1,286,628
15,400	Southwestern Energy Co. (b)	644,490
11,000	Sunoco, Inc.	778,580
6,800	Superior Energy, Inc. (b)	240,992
12,400	Tesoro Corp.	570,648
6,700	Tetra Technologies, Inc. (b)	141,638
25,700	Transocean Sedco Forex, Inc. (b)	2,905,385
3,100	Unit Corp. (b)	150,040
1,300	W&T Offshore, Inc.	31,694
30,300	Weatherford International Ltd. (b)	2,035,554
1,200	Western Refining, Inc.	48,696
44,400	Williams Cos., Inc.	1,512,264
32,846	XTO Energy, Inc.	2,031,197

		55,838,495

Oil - Refineries (0.17%):
5,000	Frontier Oil Corp.	208,200
3,900	Holly Corp.	233,337
38,600	Valero Energy	2,593,148

		3,034,685

Oil/Gas Extraction (0.02%):
2,000	Continental Resources, Inc. (b)	36,280
4,900	Oceaneering International, Inc. (b)	371,420

		407,700

Packaging (0.06%):
9,200	Ball Corp.	494,500
8,600	Packaging Corp. of America	250,002
12,100	Pactiv Corp. (b)	346,786
1,892	Sealed Air Corp.	48,360

		1,139,648

Paper & Pulp (0.01%):
22,200	Domtar Corp. (b)	182,040
500	Rayonier, Inc.	24,020

		206,060

Pharmaceuticals (1.11%):
137,513	Abbott Laboratories	7,373,448
2,350	Abraxis Bioscience, Inc. (b)	53,651
14,100	Hospira, Inc. (b)	584,445
96,999	Johnson & Johnson	6,372,834
25,121	Medco Health Solutions, Inc. (b)	2,270,687
633	PharMerica Corp. (b)	9,444
7,900	Warner Chilcott Ltd., Class - A (b)	140,383
62,935	Wyeth	2,803,754

		19,608,646

Publishing & Printing (0.11%):
3,056	Harte-Hanks, Inc.	60,142
4,700	John Wiley & Sons, Inc.	211,171
30,826	McGraw-Hill Cos., Inc.	1,569,352
3,100	New York Times Co., Class - A	61,256

		1,901,921

Railroads (0.11%):
6,300	Trinity Industries, Inc.	236,502
14,900	Union Pacific Corp.	1,684,594

		1,921,096

Real Estate (0.08%):
17,400	CB Richard Ellis Group, Inc., Class - A (b)	484,416
6,200	Forest City Enterprises, Inc., Class - A	341,992
3,300	Jones Lang Lasalle, Inc.	339,108
6,563	The St. Joe Co.	220,582

		1,386,098

Real Estate Investment Trusts (0.33%):
700	Apartment Investment & Management Co.	31,591
8,700	Duke Realty Corp.	294,147
1,000	Essex Property Trust, Inc.	117,570
2,700	Federal Realty Trust	239,220
10,930	General Growth Properties, Inc.	586,067
1,200	Health Care REIT, Inc.	53,088
3,097	Kilroy Realty Corp.	187,771
20,036	ProLogis	1,329,388
852	Public Storage, Inc.	67,010
11,000	Simon Property Group, Inc.	1,100,000
2,500	Taubman Centers, Inc.	136,875
6,300	The Macerich Co.	551,754
12,000	UDR, Inc.	291,840
12,200	Ventas, Inc.	505,080
6,700	Weingarten Realty Investors	277,782

		5,769,183

Restaurants (0.24%):
8,900	Brinker International, Inc.	244,216
5,500	Burger King Holdings, Inc.	140,195
12,964	Darden Restaurants, Inc.	542,673
22,073	McDonald’s Corp.	1,202,316
2,800	Panera Bread Co., Class - A (b)	114,240
6,733	The Cheesecake Factory, Inc. (b)	158,024
7,518	Wendy’s International, Inc.	262,453
46,400	YUM! Brands, Inc.	1,569,712

		4,233,829

Retail - Specialty (1.77%):
9,600	Advance Auto Parts, Inc.	322,176
4,800	AnnTaylor Stores Corp. (b)	152,016
4,040	AutoZone, Inc. (b)	469,206
35,900	Avon Products, Inc.	1,347,327
900	Barnes & Noble, Inc.	31,734
24,569	Bed,Bath & Beyond, Inc. (b)	838,294
35,083	Best Buy Co., Inc.	1,614,520
19,202	CarMax, Inc. (b)	390,377
15,368	Chico’s FAS, Inc. (b)	215,920
6,400	Circuit City Stores, Inc.	50,624
27,500	Costco Wholesale Corp.	1,687,675
70,625	CVS Corp.	2,798,869
3,800	Dick’s Sporting Goods, Inc. (b)	255,170
8,472	Dollar Tree Stores, Inc. (b)	343,455
13,105	Family Dollar Stores, Inc.	348,069
14,000	Gamestop Corp. (b)	788,900
22,948	Harley-Davidson, Inc.	1,060,427
112,800	Home Depot, Inc.	3,659,232
4,900	Kirby Corp. (b)	216,286
134,470	Lowe’s Cos., Inc.	3,767,848
15,300	Mattel, Inc.	358,938
23,010	Nordstrom, Inc.	1,078,939
10,000	O’Reilly Automotive, Inc. (b)	334,100
25,200	Office Depot, Inc. (b)	519,624
3,000	OfficeMax, Inc.	102,810
11,890	PETsMART, Inc.	379,291
8,989	RadioShack Corp.	185,713
10,500	Saks, Inc.	180,075
10,000	Sherwin-Williams Co.	657,100
63,300	Staples, Inc.	1,360,317
12,381	Tiffany & Co.	648,145
9,556	Urban Outfitters, Inc. (b)	208,321
89,066	Walgreen Co.	4,207,477
4,900	Whirlpool Corp.	436,590
7,973	Williams-Sonoma, Inc.	260,079

		31,275,644

Schools (0.08%):
12,931	Apollo Group, Inc., Class - A (b)	777,800
8,800	Career Education Corp. (b)	246,312
3,700	ITT Educational Services, Inc. (b)	450,253

		1,474,365

Security System/Services (0.01%):
4,100	The Brink’s Co.	229,108

Semiconductors (1.95%):
19,527	Advanced Micro Devices, Inc. (b)	257,756
31,295	Altera Corp.	753,584
29,220	Analog Devices, Inc.	1,056,595
123,012	Applied Materials, Inc.	2,546,348
41,717	Broadcom Corp., Class - A (b)	1,520,167
1,800	Cree, Inc. (b)	55,980
13,700	Cypress Semiconductor Corp. (b)	400,177
4,700	Fairchild Semiconductor International, Inc. (b)	87,796
518,762	Intel Corp.	13,415,186
1,371	International Rectifier Corp. (b)	45,229

6,873	Intersil Corp., Class - A	229,764
17,133	KLA-Tencor Corp.	955,679
10,699	Lam Research Corp. (b)	569,829
20,164	Linear Technology Corp.	705,538
39,398	LSI Logic Corp. (b)	292,333
42,600	Marvell Technology Group Ltd. (b)	697,362
28,938	Maxim Integrated Products, Inc.	849,330
19,362	Microchip Technology, Inc.	703,228
21,400	Micron Technology, Inc. (b)	237,540
24,500	National Semiconductor Corp.	664,440
7,117	Novellus Systems, Inc. (b)	194,009
48,900	NVIDIA Corp. (b)	1,772,136
13,400	QLogic Corp. (b)	180,230
7,400	Rambus, Inc. (b)	141,414
4,700	Silicon Laboratories, Inc. (b)	196,272
128,295	Texas Instruments, Inc.	4,694,315
6,700	Varian Semiconductor Equipment Associates, Inc. (b)	358,584
26,995	Xilinx, Inc.	705,649

		34,286,470

Software (1.32%):
27,740	Electronic Arts, Inc. (b)	1,553,163
732,870	Microsoft Corp.	21,590,350
2,800	VMware, Inc., Class - A	238,000

		23,381,513

Steel (0.02%):
1,300	Carpenter Technology	169,013
800	Reliance Steel & Aluminum Co.	45,232
2,700	Steel Dynamics, Inc.	126,090

		340,335

Telecommunications (0.52%):
17,900	Amdocs Ltd. (b)	665,701
5,200	Citizens Communications Co.	74,464
139,960	Corning, Inc.	3,450,013
13,420	Discovery Holding Co., Class - A (b)	387,167
4,500	General Cable Corp. (b)	302,040
9,762	JDS Uniphase Corp. (b)	146,040
135,200	Level 3 Communications, Inc. (b)	628,680
17,636	Liberty Global, Inc. (b)	723,429
5,000	Metropcs Communications, Inc. (b)	136,400
15,588	Nii Holdings, Inc. (b)	1,280,554
131,900	Sirius Satellite Radio, Inc. (b)	460,331
4,000	Telephone & Data Systems, Inc.	267,000
7,400	Time Warner Cable, Inc., Class - A (b)	242,720
500	United States Cellular Corp. (b)	49,100
22,800	Windstream Corp.	321,936

		9,135,575

Tobacco (0.05%):
5,600	Loews Corp.-Carolina Group	460,488
7,700	UST Cos., Inc.	381,920

		842,408

Toys (0.01%):
4,700	Hasbro, Inc.	131,036

Transportation (0.17%):
30,000	Burlington Northern Santa Fe Corp.	2,435,100
6,500	CSX Corp.	277,745
4,200	Frontline Ltd.	202,776

		2,915,621

Transportation & Shipping (0.63%):
15,114	C.H. Robinson Worldwide, Inc.	820,539
3,100	Con-Way, Inc.	142,600
9,100	Continental Airlines, Class - B (b)	300,573
19,128	Expeditors International of Washington, Inc.	904,754
23,000	FedEx Corp.	2,409,250

8,900	J.B. Hunt Transport Services, Inc.	234,070
4,000	Kansas City Southern Industries, Inc. (b)	128,680
4,800	Landstar System, Inc.	201,456
17,866	Norfolk Southern Corp.	927,424
14,200	Southwest Airlines Co.	210,160
3,381	Tidewater, Inc.	212,462
59,790	United Parcel Service, Inc., Class - B	4,490,230
8,600	UTI Worldwide, Inc.	197,628

		11,179,826

Veterinary Diagnostics (0.02%):
7,500	VCA Antech, Inc. (b)	313,125

Waste Disposal (0.12%):
4,761	Allied Waste Industries, Inc. (b)	60,703
11,187	Covanta Holding Corp. (b)	274,193
12,850	Republic Services, Inc., Class - A	420,324
8,012	Stericycle, Inc. (b)	457,966
25,959	Waste Management, Inc.	979,692

		2,192,878

Web Portals (0.66%):
20,448	Google, Inc., Class - A (b)	11,599,537
		706,679,948

Total Common Stocks (Cost $ 1,333,555,694)		1,734,769,079

Shares or Principal Amount	Security Description	Value
Securities Held as Collateral for Securities on Loan (2.50%):
43,352,383	State Street Navigator Securities Lending Prime Portfolio	43,352,383
781,425	Various U.S. Treasury Bonds and Notes, 1.875% - 3.875%, 7/15/12 - 4/15/29	781,425

Total Securities Held as Collateral for Securities on Loan (Cost $ 44,133,808)		44,133,808

Money Market Mutual Funds (1.04%):
SSgA Funds Management, Inc. (1.04%):
Money Market Mutual Fund (1.04%):
15,740,529	Alliance Money Market Fund Prime Portfolio, 5.14% (c)	15,740,530
2,596,953	Federated Prime Obligations, 5.17% (c)	2,596,953

		18,337,483

Total Money Market Mutual Funds (Cost $ 18,337,483)		18,337,483

Time Deposit (0.60%):
Sustainable Growth Advisers, L.P. (0.15%):
Time Deposits (0.15%):
2,562,614	Liquidity Management Control System Time Deposit	2,562,614

Jennison Associates LLC (0.45%):
Time Deposits (0.45%):
8,066,299	Liquidity Management Control System Time Deposit	8,066,299

Total Time Deposit (Cost $ 10,628,913)		10,628,913

U.S. Treasury Bills (0.05%):
SSgA Funds Management, Inc. (0.05%):
U.S. Treasury Bill (0.05%):
895,000	U.S. Treasury Bills, 4.25%, 12/06/07 (d) *	888,965

Total U.S. Treasury Bills (Cost $ 888,191)	888,965

Total Investments (Cost $1,407,544,089) (b) - 102.37%	1,808,758,248
Liabilities in excess of other assets - (2.37)%	(41,803,780)

NET ASSETS - 100.00%	$1,766,954,468

*	Rate disclosed represents yield effective at purchase.
(a)	All or part of this security has been loaned as of September 30, 2007.
(b)	Represents non-income producing security.
(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.
(d)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

ADR – American Depositary Receipt

Futures SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
84	NASDAQ 100 E-mini Future	$3,551,520	Dec-07	$150,003
12	Russell 1000 Future	$5,023,200	Dec-07	$149,636
16	Russell 1000 Growth Future	$5,002,000	Dec-07	$167,915
92	S&P 500 E-mini Future	$7,075,260	Dec-07	$221,821

	Total Unrealized Loss			$689,375

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments	September 30, 2007
(Unaudited)

Shares	Security Description	Value
Common Stocks (97.33%):
Franklin Portfolio Associates (13.76%):
Advertising (0.02%):
6,300	ValueClick, Inc. (a) (b)	$141,498

Aerospace/Defense (0.11%):
4,400	MTC Technologies, Inc. (a) (b)	84,964
30,900	Orbital Sciences Corp. (a) (b)	687,216

		772,180

Agriculture (0.09%):
23,100	Imperial Sugar Co. (b)	603,603

Airlines (0.08%):
21,700	Skywest, Inc. (b)	546,189

Apparel Manufacturers (0.04%):
16,800	Maidenform Brands, Inc. (a) (b)	266,784

Auction House (0.13%):
18,900	Sotheby’s (b)	903,231

Auto Parts (0.02%):
3,900	Modine Manufacturing Co. (b)	103,818

Banking & Finance (1.18%):
9,900	Advanta Corp., Class - B (b)	271,458
24,500	Citizens Banking Corp. (b)	394,695
8,800	City Holding Co. (b)	320,408
23,500	Community Bank System, Inc. (b)	458,720
13,500	Corus Bankshares, Inc. (b)	175,770
11,500	Financial Federal Corp. (b)	322,115
30,300	First BanCorp.	287,850
19,200	First Financial Bancorp. (b)	245,376
1,800	Firstfed Financial Corp. (a) (b)	89,190
28,300	FirstMerit Corp. (b)	559,207
19,100	Frontier Financial Corp. (b)	445,603
9,000	Greenhill & Co., Inc. (b)	549,450
9,600	Hancock Holding Co. (b)	384,768
16,377	National Penn Bancshares, Inc. (b)	267,928
32,900	Ocwen Financial Corp. (a) (b)	310,247
7,500	Pacific Capital Bancorp (b)	197,250
6,700	PFF Bancorp, Inc. (b)	102,778
2,000	Portfolio Recovery Associates, Inc. (b)	106,140
14,300	Resource America, Inc., Class A (b)	225,797
34,350	Sterling Bancshares, Inc. (b)	391,934
6,300	Sterling Financial Corp.	169,533
6,300	Susquehanna Bancshares, Inc. (b)	126,630
7,700	SVB Financial Group (a) (b)	364,672
16,600	SWS Group, Inc. (b)	293,654
21,800	UCBH Holdings, Inc. (b)	381,064
10,800	Umpqua Holdings Corp. (b)	216,108
4,100	United Community Banks, Inc. (b)	100,532
13,400	Wilshire Bancorp, Inc. (b)	146,998
3,700	World Acceptance Corp. (a) (b)	122,396

		8,028,271

Brewery (0.05%):
7,100	Boston Beer Company, Inc., Class - A (a) (b)	345,486

Broadcasting & Cable TV (0.03%):
31,300	Mediacom Communications Corp., Class - A (a) (b)	220,665

Business Equipment (0.18%):
14,900	Ennis, Inc. (b)	328,396
33,700	Ikon Office Solutions, Inc. (b)	433,045
27,700	Knoll, Inc.	491,398

		1,252,839

Business Services (0.42%):
7,000	ABM Industries, Inc. (b)	139,860
23,400	American Greetings Corp., Class - A (b)	617,760
14,500	CSG Systems International, Inc. (a) (b)	308,125
4,800	Deluxe Corp.	176,832
25,500	Korn/Ferry International (a) (b)	421,005
51,600	MPS Group, Inc. (a)	575,340
31,000	Spherion Corp. (a) (b)	256,060
7,100	Viad Corp. (b)	255,600
6,500	Volt Information Sciences, Inc. (a) (b)	114,660

		2,865,242

Casino & Gambling (0.05%):
34,400	Lakes Entertainment, Inc. (a) (b)	327,832

Chemicals (0.38%):
24,800	Landec Corp. (a) (b)	383,408
28,900	Olin Corp. (b)	646,782
20,400	Sensient Technologies Corp. (b)	588,948
25,700	Spartech Corp. (b)	438,442
16,200	Terra Industries, Inc. (a) (b)	506,412

		2,563,992

Commercial Services (0.15%):
7,800	Euronet Worldwide, Inc. (a) (b)	232,206
14,200	Newport Corp. (a) (b)	216,266
22,800	TeleTech Holdings, Inc. (a) (b)	545,148

		993,620

Communication Equipment (0.16%):
51,700	Arris Group, Inc. (a) (b)	638,495
43,900	Sonus Networks, Inc. (a) (b)	267,790
13,300	Switch and Data Facilities, Co. (a) (b)	216,657

		1,122,942

Communications Equipment (0.02%):
5,600	Stratasys, Inc. (a) (b)	154,336

Communications Technology (0.08%):
23,800	Novatel Wireless, Inc. (a) (b)	539,070

Computer Equipment (0.04%):
17,200	Trident Microsystems, Inc. (a) (b)	273,308

Computer Hardware (0.16%):
52,900	Brocade Communications Systems, Inc. (a)	452,824
28,400	Intevac, Inc. (a) (b)	431,680
7,700	NETGEAR, Inc. (a) (b)	234,234

		1,118,738

Computer Software (0.36%):
15,300	Jack Henry & Associates, Inc. (b)	395,658
23,800	Mentor Graphics Corp. (a)	359,380
30,100	Realnetworks, Inc. (a) (b)	204,078
14,700	THQ, Inc. (a) (b)	367,206
62,900	Tibco Software, Inc. (a)	464,831
32,700	Vignette Corp. (a) (b)	656,289

		2,447,442

Computer Software & Services (0.66%):
15,100	Ansoft Corp. (a)	497,998
22,600	Aspen Technology, Inc. (a) (b)	323,632
2,900	Blue Coat Systems, Inc. (a) (b)	228,404
34,200	CIBER, Inc. (a) (b)	267,102

32,900	COMSYS IT Partners, Inc. (a) (b)	553,049
7,100	Comtech Telecommunications Corp. (a) (b)	379,779
4,500	Hurco Co., Inc. (a) (b)	243,270
39,900	Interwoven, Inc. (a)	567,777
19,600	Manhattan Associates, Inc. (a)	537,236
9,500	Ness Technologies, Inc. (a) (b)	103,740
5,900	SPSS, Inc. (a) (b)	242,726
26,700	Sykes Enterprises, Inc. (a) (b)	443,487
9,700	Tyler Technologies, Inc. (a) (b)	129,495

		4,517,695

Construction (0.17%):
3,900	EMCOR Group, Inc. (a)	122,304
16,500	Matrix Service Co. (a)	345,675
6,100	Michael Baker Corp. (a)	298,961
6,400	Perini Corp. (a)	357,952

		1,124,892

Consulting Services (0.05%):
33,900	Diamond Management & Technology Consultants, Inc. (b)	311,880

Consumer Products (0.12%):
21,300	Fossil, Inc. (a) (b)	795,768

Consumer Products & Services (0.10%):
8,800	Elizabeth Arden, Inc. (a) (b)	237,248
6,700	Jackson Hewitt Tax Service, Inc. (b)	187,332
31,200	ValueVision Media, Inc., Class - A (a) (b)	231,192

		655,772

Distribution/Wholesale (0.18%):
15,800	Houston Wire & Cable Co. (b)	286,138
18,900	Performance Food Group Co. (a)	569,457
14,300	ScanSource, Inc. (a) (b)	401,973

		1,257,568

E-Commerce (0.13%):
9,700	Priceline.com, Inc. (a) (b)	860,875

Electric Utilities (0.31%):
7,200	Avista Corp. (b)	146,520
11,900	CH Energy Group, Inc. (b)	568,820
24,900	EL Paso Electric Co. (a)	575,937
21,200	Portland General Electric Co. (b)	589,360
9,100	Westar Energy, Inc. (b)	223,496

		2,104,133

Electrical & Electronics (0.25%):
6,600	Anixter International, Inc. (a) (b)	544,170
8,700	CommScope, Inc. (a) (b)	437,088
6,300	Cubic Corp. (b)	265,671
19,400	Methode Electronics, Inc.	291,970
8,800	MKS Instruments, Inc. (a) (b)	167,376

		1,706,275

Electronic Components (0.11%):
42,700	GrafTech International Ltd. (a) (b)	761,768

Energy (0.32%):
6,186	Cimarex Energy Co. (b)	230,429
20,900	EXCO Resources, Inc. (a) (b)	345,686
37,700	FuelCell Energy, Inc. (a) (b)	337,038
37,900	Headwaters, Inc. (a) (b)	563,952
17,900	Mariner Energy, Inc. (a) (b)	370,709
33,100	PetroQuest Energy, Inc. (a) (b)	355,163

		2,202,977

Energy Equipment & Services (0.02%):
18,600	Grey Wolf, Inc. (a) (b)	121,830

Fertilizers (0.15%):
13,300	CF Industries Holdings, Inc.	1,009,603

Finance - Brokers (0.07%):
39,700	Knight Capital Group, Inc., Class - A (a) (b)	474,812

Financial Services (0.04%):
16,400	BankUnited Financial Corp., Class - A (b)	254,856

Food & Beverages (0.09%):
28,100	Flowers Foods, Inc. (b)	612,580

Food & Household Products (0.10%):
18,800	Tempur-Pedic International, Inc. (b)	672,100

Footwear (0.15%):
13,300	K-Swiss, Inc., Class - A (b)	304,703
25,200	Wolverine World Wide, Inc. (b)	690,480

		995,183

Gas - Distribution (0.07%):
14,000	South Jersey Industries, Inc. (b)	487,200

Health Care (0.40%):
12,500	AMERIGROUP Corp. (a) (b)	431,000
16,300	Apria Healthcare Group, Inc. (a) (b)	423,963
16,800	Greatbatch, Inc. (a) (b)	446,712
13,900	MedCath Corp. (a) (b)	381,694
11,300	Molina Healthcare, Inc. (a) (b)	409,851
21,400	Omnicell, Inc. (a) (b)	610,756

		2,703,976

Hotel/Gaming (0.03%):
7,300	Pinnacle Entertainment, Inc. (a) (b)	198,779

Insurance (0.50%):
11,850	American Physicians Capital, Inc. (b)	461,676
5,000	Aspen Insurance Holdings Ltd. (b)	139,550
9,400	Commerce Group, Inc. (b)	277,018
6,300	Delphi Financial Group, Inc., Class - A (b)	254,646
15,300	Odyssey Re Holdings Corp. (b)	567,783
9,300	Presidential Life Corp. (b)	157,728
8,100	RLI Corp. (b)	459,432
5,000	Seabright Insurance Holdings (a) (b)	85,350
51,800	The Phoenix Cos., Inc. (b)	730,898
5,600	Zenith National Insurance Corp.	251,384

		3,385,465

Lasers - Systems/Components (0.15%):
11,600	Coherent, Inc. (a) (b)	372,128
11,400	Cutera, Inc. (a) (b)	298,794
2,300	Cynosure, Inc. Class - A (a) (b)	84,870
10,300	Palomar Medical Technologies, Inc. (a) (b)	293,447

		1,049,239

Machinery & Engineering (0.22%):
20,900	Applied Industrial Technologies, Inc.	644,347
11,100	Astec Industries, Inc. (a) (b)	637,695
8,700	Kadant, Inc. (a) (b)	243,600

		1,525,642

Manufacturing (0.35%):
2,400	Actuant Corp., Class - A (b)	155,928
8,800	Acuity Brands, Inc.	444,224
3,700	American Woodmark (b)	91,723
0	AptarGroup, Inc.	670,299
11,000	Ceradyne, Inc. (a) (b)	833,140
14,300	Federal Signal Corp. (b)	219,648

		2,414,962

Media (0.15%):
25,700	Belo Corp., Class - A (b)	446,152
4,400	Media General, Inc., Class - A	121,044
37,200	Sinclair Broadcast Group, Inc. (b)	447,888

		1,015,084

Medical - Biomedical/Genetic (0.21%):
33,800	Applera Corp. - Celera Group (a)	475,228
8,500	LifeCell Corp. (a) (b)	319,345
41,600	Savient Pharmaceuticals, Inc. (a) (b)	605,280

		1,399,853

Medical Equipment & Supplies (0.14%):
56,400	Bruker BioSciences Corp. (a) (b)	496,320
5,100	CONMED Corp. (a)	142,749
24,000	Stereotaxis, Inc. (a) (b)	330,960

		970,029

Medical Products (0.16%):
13,300	Mentor Corp. (b)	612,465
6,300	West Pharmaceutical Services, Inc. (b)	262,458
9,000	Zoll Medical Corp. (a) (b)	233,280

		1,108,203

Medical Systems (0.02%):
5,500	SonoSite, Inc. (a) (b)	167,860

Metal Processors & Fabrication (0.11%):
16,250	Quanex Corp. (b)	763,425

Metals (0.13%):
4,200	Cleveland-Cliffs, Inc. (b)	369,474
61,300	Hecla Mining Co. (a) (b)	548,635

		918,109

Natural Gas Utilities (0.10%):
7,200	New Jersey Resources Corp. (b)	357,048
13,900	Piedmont Natural Gas Co., Inc. (b)	348,751

		705,799

Nutritional Products (0.09%):
10,000	NBTY, Inc. (a) (b)	406,000
4,500	USANA Health Sciences, Inc. (a) (b)	196,875

		602,875

Oil & Gas (0.17%):
4,800	Atlas America, Inc. (b)	247,824
12,300	Delek US Holdings, Inc. (b)	308,484
7,800	Holly Corp. (b)	466,674
3,500	Western Refining, Inc. (b)	142,030

		1,165,012

Oil-Field Services (0.26%):
31,600	McMoRan Exploration Co. (a) (b)	425,020
17,700	Oil States International, Inc. (a) (b)	854,910
16,300	Trico Marine Services, Inc. (a) (b)	485,740

		1,765,670

Pharmaceuticals (0.66%):
22,600	Albany Molecular Research, Inc. (a) (b)	341,260
27,200	BioMarin Pharmaceutical, Inc. (a) (b)	677,280
21,600	Geron Corp. (a) (b)	158,112
17,700	GTx, Inc. (a) (b)	288,156
18,300	Medicines Co. (a) (b)	325,923
8,600	Obagi Medical Products, Inc. (a)	158,842
19,800	OSI Pharmaceuticals, Inc. (a) (b)	673,002
28,500	Pain Therapeutics, Inc. (a) (b)	266,475
5,000	Par Pharmaceutical Cos., Inc. (a) (b)	92,800
11,800	Prestige Brands Holdings, Inc. (a) (b)	129,564
22,700	Salix Pharmaceuticals Ltd. (a) (b)	281,934
27,500	Sciele Pharma, Inc. (a) (b)	715,550
11,800	ViroPharma, Inc. (a) (b)	105,020
6,100	XenoPort, Inc. (a) (b)	287,005

		4,500,923

Physical Fitness Facilities (0.03%):
23,400	Nautilus, Inc. (b)	186,498

Plastics Products (0.02%):
3,100	AEP Industries, Inc. (a) (b)	131,254

Power Conversion/Supply Equipment (0.08%):
36,000	Advanced Energy Industries, Inc. (a) (b)	543,600

Printing - Commercial (0.06%):
18,500	Cenveo, Inc. (a) (b)	400,155

Real Estate Investment Trust (0.86%):
47,400	Ashford Hospitality Trust	476,370
20,300	Cousins Properties, Inc. (b)	596,008
18,900	Deerfield Triarc Capital Corp. (b)	171,045
2,600	Entertainment Properties Trust (b)	132,080
41,700	Extra Space Storage, Inc. (b)	641,763
22,000	Felcor Lodging Trust, Inc.	438,460
26,000	Inland Real Estate Corp. (b)	402,740
14,600	Investors Real Estate Trust (b)	157,680
16,200	Kite Realty Group Trust (b)	304,560
28,900	National Retail Properties, Inc.	704,582
21,900	Nationwide Health Properties, Inc.	659,847
14,500	Omega Healthcare Investors, Inc. (b)	225,185
19,400	Ramco-Gershenson Properties Trust (b)	606,056
6,500	Saul Centers, Inc.	334,750

		5,851,126

Recreational Vehicles (0.08%):
13,100	Polaris Industries, Inc. (b)	571,422

Residential Lighting Fixtures (0.06%):
5,900	Genlyte Group, Inc. (a) (b)	379,134

Resorts/Theme Parks (0.04%):
5,400	Avatar Holdings, Inc. (a) (b)	269,622

Restaurants (0.21%):
9,400	Buffalo Wild Wings, Inc. (a) (b)	354,568
9,200	Jack in the Box, Inc. (a) (b)	596,528
24,600	Ruby Tuesday, Inc. (b)	451,164

		1,402,260

Retail (0.20%):
25,300	Asbury Automotive Group, Inc. (b)	501,193
10,800	Big Lots, Inc. (a) (b)	322,272
6,400	Ingles Markets, Inc., Class - A	183,424
17,700	Systemax, Inc. (b)	361,788

		1,368,677

Retail - Apparel (0.19%):
19,950	Aeropostale, Inc. (a) (b)	380,247
26,100	Dress Barn, Inc. (a) (b)	443,961
15,000	Jos. A. Bank Clothiers, Inc. (a) (b)	501,300

		1,325,508

Retail - Major Department Stores (0.05%):
10,000	School Specialty, Inc. (a) (b)	346,300

Schools (0.02%):
3,600	DeVry, Inc. (b)	133,236

Semiconductors (0.28%):
50,300	Amkor Technologies, Inc. (a) (b)	579,456
20,900	Brooks Automation, Inc. (a)	297,616
11,000	Cymer, Inc. (a)	422,290
54,200	Micrel, Inc. (b)	585,360

		1,884,722

Steel (0.06%):
9,100	Steel Dynamics, Inc. (b)	424,970

Telecommunications Equipment (0.33%):
38,800	Alaska Communications Systems Group, Inc. (b)	560,660

19,200	Anaren, Inc. (a) (b)	270,720
20,600	C-COR, Inc. (a) (b)	236,694
10,400	iBasis, Inc. (a) (b)	111,800
17,700	Interdigital, Inc. (a) (b)	367,806
33,300	Oplink Communications, Inc. (a) (b)	454,878
21,500	RCN Corp. (b)	264,450

		2,267,008

Textile/Apparel (0.06%):
14,800	Perry Ellis International, Inc. (a) (b)	410,108

Tobacco (0.04%):
5,200	Universal Corp. (b)	254,540

Toys (0.06%):
16,600	Marvel Entertainment, Inc. (a) (b)	389,104

Transportation & Shipping (0.22%):
8,900	Horizon Lines, Inc., Class - A	271,717
23,300	Pacer International, Inc. (b)	443,865
15,400	Saia, Inc. (a) (b)	254,562
13,900	Wabtec Corp.	520,694

		1,490,838

Wire & Cable Products (0.12%):
7,900	Belden CDT, Inc. (b)	370,589
6,800	General Cable Corp. (a) (b)	456,416

		827,005

		93,736,845

Frontier Capital Management Co. (26.21%):
Aerospace/Defense (0.46%):
31,300	BFGoodrich Corp.	2,135,599
46,073	Orbital Sciences Corp. (a) (b)	1,024,664

		3,160,263

Apparel Manufacturers (0.05%):
23,800	Quiksilver, Inc. (a) (b)	340,340

Auction House (0.33%):
46,500	Sotheby’s (b)	2,222,235

Audio/Video Products (0.15%):
157,000	TiVo, Inc. (a) (b)	996,950

Auto Related (0.44%):
26,900	Autoliv, Inc.	1,607,275
33,100	Intermec, Inc. (a) (b)	864,572
8,500	Oshkosh Truck Corp. (b)	526,745

		2,998,592

Banking & Finance (0.72%):
53,300	E*Trade Group, Inc. (a) (b)	696,098
53,600	MF Global Ltd. (a)	1,554,400
11,700	Portfolio Recovery Associates, Inc. (b)	620,919
14,100	Ritchie Bros. Auctioneers, Inc.	917,910
26,800	Thomas Weisel Partners Group, Inc. (a) (b)	388,868
28,000	Waddell & Reed Financial, Inc.	756,840

		4,935,035

Building Products (0.14%):
22,700	NCI Building Systems, Inc. (a) (b)	980,867

Business Equipment (0.44%):
26,200	Avery-Dennison Corp. (b)	1,493,924
33,300	Diebold, Inc. (b)	1,512,486

		3,006,410

Business Services (0.68%):
72,100	Amdocs Ltd. (a)	2,681,399
33,200	AMN Healthcare Services, Inc. (a) (b)	621,836
80,600	CV Therapeutics (a) (b)	723,788
23,700	Polycom, Inc. (a)	636,582

		4,663,605

Chemicals (0.41%):
85,700	Chemtura Corp. (b)	761,873

20,000	FMC Corp.	1,040,400
37,800	Hercules, Inc.	794,556
22,400	US BioEnergy Corp. (a) (b)	172,704

		2,769,533

Chemicals-Specialty (0.09%):
14,100	Albemarle Corp. (b)	623,220

Coal (0.07%):
21,100	Massey Energy Co. (b)	460,402

Communication Equipment (0.65%):
15,500	Arris Group, Inc. (a) (b)	191,425
25,843	Avid Technology, Inc. (a) (b)	699,828
49,400	Foundry Networks, Inc. (a)	877,838
93,400	Harmonic, Inc. (a) (b)	990,974
203,500	Sonus Networks, Inc. (a) (b)	1,241,350
27,300	Switch and Data Facilities Co. (a) (b)	444,717

		4,446,132

Computer Equipment (0.22%):
30,268	Seagate Technology Escrow (a) (c)	0
59,500	Western Digital Corp. (a)	1,506,540

Computer Software & Services (0.44%):
79,000	BEA Systems, Inc. (a)	1,095,730
31,900	Manhattan Associates, Inc. (a)	874,379
27,600	Perot Systems Corp., Class - A (a) (b)	466,716
83,200	SeaChange International, Inc. (a) (b)	575,744

		3,012,569

Construction (1.40%):
81,500	Chicago Bridge & Iron Co.	3,509,390
23,500	Fluor Corp. (b)	3,383,530
35,300	Jacobs Engineering Group, Inc. (a)	2,667,974

		9,560,894

Consumer Products & Services (0.15%):
33,440	Digital Theater Systems, Inc. (a) (b)	1,015,573

Containers & Packaging (0.66%):
173,100	Crown Holdings, Inc. (a)	3,939,756
50,000	Smurfit-Stone Container Corp. (a) (b)	584,000

		4,523,756

Data Processing & Outsourced Services (0.09%):
14,200	Global Payments, Inc.	627,924

Distribution/Wholesale (0.13%):
19,100	Watsco, Inc. (b)	886,813

Electrical & Electronics (3.22%):
69,100	Actel Corp. (a)	741,443
12,400	CommScope, Inc. (a) (b)	622,976
58,700	Cree, Inc. (a) (b)	1,825,570
157,100	Dexcom, Inc. (a) (b)	1,569,429
49,000	Fairchild Semiconductor International, Inc. (a)	915,320
16,500	Franklin Electric Co., Inc. (b)	678,315
14,500	Hubbell, Inc., Class - B (b)	828,240
72,680	Integrated Device Technology, Inc. (a)	1,125,086
27,000	Itron, Inc. (a) (b)	2,512,889
28,200	MEMC Electronic Materials, Inc. (a)	1,659,852
57,300	Microsemi Corp. (a) (b)	1,597,524
56,600	National Semiconductor Corp. (b)	1,534,992
11,300	Pentair, Inc. (b)	374,934
155,200	PMC-Sierra, Inc. (a) (b)	1,302,128
17,100	Rogers Corp. (a) (b)	704,349
36,100	Silicon Laboratories, Inc. (a) (b)	1,507,536
16,200	SiRF Technology Holdings, Inc. (a) (b)	345,870

15,800	Synopsys, Inc. (a)	427,864
6,900	Thomas & Betts Corp. (a)	404,616
33,270	Trimble Navigation Ltd. (a)	1,304,517

		21,983,450

Electronic Components & Instruments (0.29%):
39,300	Cirrus Logic, Inc. (a)	251,520
188,300	Skyworks Solutions, Inc. (a) (b)	1,702,232

		1,953,752

Energy Equipment & Services (1.15%):
28,700	Core Laboratories NV (a)	3,656,093
16,538	ENSCO International, Inc. (b)	927,782
11,100	National-Oilwell, Inc. (a)	1,603,950
34,200	Noble Corp.	1,677,510

		7,865,335

Financial Services (0.15%):
24,000	Investment Technology Group, Inc. (a) (b)	1,031,520

Forest Products & Papers (0.43%):
49,200	Albany International Corp., Class - A (b)	1,844,508
39,200	Electronics for Imaging, Inc. (a) (b)	1,052,912

		2,897,420

Health Care (2.32%):
54,300	Cross Country Healthcare, Inc. (a) (b)	948,621
16,100	DaVita, Inc. (a)	1,017,198
73,700	Eclipsys Corp. (a) (b)	1,718,684
26,500	Express Scripts, Inc., Class - A (a)	1,479,230
23,800	Healthways, Inc. (a) (b)	1,284,486
17,700	Magellan Health Services, Inc. (a)	718,266
31,500	Matria Healthcare, Inc. (a) (b)	824,040
72,100	Omnicare, Inc. (b)	2,388,673
27,600	Pall Corp.	1,073,640
20,800	PAREXEL International Corp. (a)	858,416
26,300	Pediatrix Medical Group, Inc. (a)	1,720,546
170,600	Regeneration Technologies, Inc. (a) (b)	1,828,832

		15,860,632

Insurance (0.18%):
33,700	Montpelier Re Holdings Ltd. - ADR	596,490
30,200	OneBeacon Insurance Group Ltd. (b)	650,810

		1,247,300

Manufacturing (0.90%):
18,000	A.O. Smith Corp. (b)	789,840
16,900	Carlisle Cos., Inc.	821,340
35,500	Kaydon Corp. (b)	1,845,645
42,900	Navistar International Corp. (a) (b)	2,646,930

		6,103,755

Media (0.22%):
60,100	Macrovision Corp. (a) (b)	1,480,263

Medical - Biomedical/Genetic (1.16%):
29,732	Charles River Laboratories International, Inc. (a) (b)	1,669,452
60,500	Genomic Health, Inc. (a) (b)	1,160,995
42,600	Illumina, Inc. (a) (b)	2,210,088
8,900	Millipore Corp. (a) (b)	674,620
62,500	Momenta Pharmaceuticals, Inc. (a) (b)	711,875
54,800	Wright Medical Group, Inc. (a) (b)	1,469,736

		7,896,766

Medical Equipment & Supplies (0.34%):
68,600	Helicos Biosciences Corp. (a)	599,564
26,700	Insulet Corp. (a) (b)	580,725
31,100	Sirona Dental Systems, Inc. (a) (b)	1,109,337

		2,289,626

Medical Products (0.15%):
19,400	Cooper Cos., Inc. (b)	1,016,948

Medical Supplies (0.07%):
38,100	Merit Medical Systems, Inc. (a) (b)	494,538

Medical Systems (0.37%):
45,700	Alkermes, Inc. (a) (b)	840,880
48,800	Cyberonics (a) (b)	680,272
35,500	STERIS Corp.	970,215

		2,491,367

Metals (0.87%):
25,200	Brush Engineered Materials, Inc. (a) (b)	1,307,628
21,100	Freeport-McMoRan Copper & Gold, Inc., Class - B (b)	2,213,179
84,700	Hecla Mining Co. (a) (b)	758,065
20,400	RTI International Metals, Inc. (a) (b)	1,616,904

		5,895,776

Movies & Entertainment (0.11%):
39,400	Cinemark Holdings, Inc. (b)	731,264

Oil & Gas (0.63%):
35,300	Edge Petroleum Corp. (a)	453,252
32,600	Interoil Corp. (a) (b)	1,030,160
142,200	Talisman Energy, Inc.	2,801,340

		4,284,752

Oilfield Services & Equipment (0.38%):
32,800	Dril-Quip, Inc. (a)	1,618,680
44,900	TETRA Technologies, Inc. * (a) (b)	949,186

		2,567,866

Paper & Related Products (0.24%):
24,000	Kadant, Inc. (a) (b)	672,000
29,800	Neenah Paper, Inc.	986,082

		1,658,082

Pharmaceuticals (0.59%):
7,700	HealthExtras, Inc. (a)	214,291
45,300	ICON PLC - ADR (a)	2,311,659
41,300	Pharmaceutical Product Development, Inc.	1,463,672

		3,989,622

Pollution Control (0.39%):
23,400	Clean Harbors, Inc. (a) (b)	1,041,768
49,350	Republic Services, Inc.	1,614,239

		2,656,007

Production Technology (0.15%):
36,700	Cognex Corp. (b)	651,792
28,900	Teradyne, Inc. (a)	398,820

		1,050,612

Real Estate Investment Trust (0.41%):
86,200	CapitalSource, Inc. (b)	1,744,688
36,200	Providence Service Corp. (a) (b)	1,062,832

		2,807,520

Restaurants (0.22%):
20,000	Cheesecake Factory, Inc. (a) (b)	469,400
10,700	Panera Bread Co., Class - A (a) (b)	436,560
46,000	Triarc Cos., Inc., Class - B (b)	575,460

		1,481,420

Retail (0.40%):
46,200	CarMax, Inc. (a) (b)	939,246
44,400	Dollar Tree Stores, Inc. (a)	1,799,976

		2,739,222

Semiconductors (1.06%):
16,000	Cabot Microelectronics Corp. (a) (b)	684,000
48,500	Cymer, Inc. (a) (b)	1,861,915
21,000	Cypress Semiconductor Corp. (a) (b)	613,410

21,900	International Rectifier Corp. (a) (b)	722,481
284,400	Mindspeed Technologies (a) (b)	472,104
39,500	Netlogic Microsystems, Inc. (a) (b)	1,426,345
40,500	QLogic Corp. (a)	544,725
30,500	Saifun Semiconductors Ltd. (a) (b)	303,780
27,400	Semtech Corp. (a) (b)	561,152

		7,189,912

Technology (0.26%):
40,000	ATMI, Inc. (a)	1,190,000
22,800	Hutchinson Technology, Inc. (a) (b)	560,880

		1,750,880

Telecommunications Equipment (1.05%):
44,100	ADTRAN, Inc. (b)	1,015,623
38,100	Anaren, Inc. (a) (b)	537,210
79,400	C-COR, Inc. (a) (b)	912,306
23,800	Ciena Corp. (a) (b)	906,304
20,700	Global Crossing Ltd. (a) (b)	436,356
29,287	JDS Uniphase Corp. (a) (b)	438,134
207,739	Level 3 Communications, Inc. (a) (b)	965,986
19,800	NII Holdings, Class - B (a)	1,626,570
29,000	OpNext, Inc. (a) (b)	336,400

		7,174,889

Transportation & Shipping (0.78%):
41,300	ArvinMeritor, Inc. (b)	694,666
34,200	Kansas City Southern (a) (b)	1,100,214
41,600	Kirby Corp. (a)	1,836,224
39,500	Landstar System, Inc.	1,657,815

		5,288,919

		178,617,068

Geewax, Terker & Co. (17.68%):
Aerospace/Defense (0.47%):
21,800	AAR Corp. (a)	661,412
57,420	Moog, Inc., Class - A (a) (b)	2,523,035

		3,184,447

Airlines (0.03%):
6,707	Allegiant Travel Co. (a) (b)	203,356

Apparel (0.16%):
45,000	Iconix Brand Group, Inc. (a)	1,070,550

Apparel Manufacturers (0.13%):
32,700	True Religion Apparel, Inc. (a) (b)	575,520
8,000	Volcom, Inc. (a) (b)	340,160

		915,680

Auction House (0.38%):
54,500	Sotheby’s (b)	2,604,555

Auto Parts (0.43%):
123,400	Force Protection, Inc. (a) (b)	2,672,844
13,235	Noble International Ltd. (b)	281,773

		2,954,617

Banking & Finance (0.07%):
9,320	City Bank (b)	267,670
9,600	First State Bancorp. (b)	188,544

		456,214

Brokerage Services (0.10%):
27,000	optionsXpress Holdings, Inc. (b)	705,780

Building Products (0.32%):
9,200	AAON, Inc. (b)	181,516
83,140	Goodman Global, Inc. (a) (b)	1,985,383

		2,166,899

Building Products - Heating/Plumbing (0.16%):
48,595	Interline Brands, Inc. (a) (b)	1,117,199

Business Equipment (0.04%):
15,400	Knoll, Inc.	273,196

Business Services (0.64%):
22,400	Administaff, Inc. (b)	813,120

17,000	CBIZ, Inc. (a) (b)	135,150
24,100	Emergency Medical Services Corp. (a) (b)	729,025
32,300	Kforce, Inc. (a) (b)	415,378
22,000	Korn/Ferry International (a) (b)	363,220
49,700	Labor Ready, Inc. (a) (b)	919,947
18,000	On Assignment, Inc. (a) (b)	168,120
59,800	Spherion Corp. (a) (b)	493,948
6,600	Watson Wyatt Worldwide, Inc. (b)	296,604

		4,334,512

Chemicals (0.61%):
27,000	Arch Chemicals, Inc.	1,265,760
6,800	H.B. Fuller Co. (b)	201,824
69,690	Hercules, Inc. (b)	1,464,884
28,700	Zoltek Cos., Inc. (a)	1,252,181

		4,184,649

Commercial Services (0.06%):
16,700	DynCorp International, Inc., Class - A (a)	385,937

Communication Equipment (0.19%):
103,490	Arris Group, Inc. (a) (b)	1,278,102

Communications Technology (0.04%):
8,960	CPI International, Inc. (a) (b)	170,329
4,990	Novatel Wireless, Inc. (a) (b)	113,024

		283,353

Computer Hardware (0.01%):
13,110	Actuate Corp. (a)	84,560

Computer Services (0.06%):
120,730	Quantum Corp. (a) (b)	410,482

Computer Software (0.31%):
15,000	ACI Worldwide, Inc. (a) (b)	335,250
17,900	Echelon Corp. (a)	447,679
35,895	JDA Software Group, Inc. (a)	741,591
24,400	THQ, Inc. (a) (b)	609,512

		2,134,032

Computer Software & Services (0.25%):
38,300	CIBER, Inc. (a) (b)	299,123
7,500	Super Micro Computer, Inc. (a)	73,200
65,000	SYNNEX Corp. (a) (b)	1,336,400

		1,708,723

Consumer Products & Services (0.05%):
1,310	Silgan Holdings, Inc.	70,413
5,800	Suburban Propane Partners, LP (b)	257,520

		327,933

Cosmetics (0.08%):
10,730	Elizabeth Arden, Inc. (a) (b)	289,281
14,400	Nu Skin Enterprises, Inc., Class - A (b)	232,704

		521,985

Distribution (0.10%):
12,790	United Stationers, Inc. (a) (b)	710,101

Distribution/Wholesale (0.17%):
34,400	Brightpoint, Inc. (a) (b)	516,344
21,000	Houston Wire & Cable Co. (b)	380,310
9,800	ScanSource, Inc. (a) (b)	275,478

		1,172,132

Diversified Financial Services (0.46%):
64,830	Leucadia National Corp. (b)	3,126,103

Electric Utilities (0.12%):
23,000	Cleco Corp. (b)	581,210
8,100	Unisource Energy Corp.	242,109

		823,319

Electrical & Electronics (1.02%):
46,300	Anixter International, Inc. (a) (b)	3,817,434
450,000	RF Micro Devices, Inc. (a) (b)	3,028,500
6,700	Syntax - Brillian Corp. (a) (b)	27,269

		6,873,203

Electrical Equipment (0.13%):
29,577	SonoSite, Inc. (a) (b)	902,690

Electronic Components & Instruments (0.80%):
70,620	Asyst Technologies, Inc. (a)	373,580
39,200	KEMET Corp. (a) (b)	288,120
7,000	Pericom Semiconductor Corp. (a)	82,040
20,100	Regal-Beloit Corp. (b)	962,589
6,510	Rudolph Technologies, Inc. (a) (b)	90,033
20,000	Skyworks Solutions, Inc. (a) (b)	180,800
46,600	Technitrol, Inc.	1,255,870
106,530	Zoran Corp. (a) (b)	2,151,905

		5,384,937

Electronic Equipment (0.09%):
6,400	Itron, Inc. (a) (b)	595,648

Electronics - Semiconductors (0.04%):
11,830	Excel Technology, Inc. (a)	295,159

Energy Equipment & Services (0.26%):
45,495	Complete Production Services, Inc. (a) (b)	931,738
75,100	VeraSun Energy Corp. (a) (b)	826,100

		1,757,838

Finance (0.09%):
12,070	National Financial Partners Corp. (b)	639,469

Financial Services (0.03%):
12,540	QC Holdings, Inc. (b)	181,203

Glass Containers (0.05%):
14,000	Apogee Enterprises, Inc.	363,160

Health Care (0.22%):
17,500	Amerigroup Corp. (a) (b)	603,401
8,070	Capital Senior Living Corp. (a) (b)	67,949
29,020	Gentiva Health Services, Inc. (a) (b)	557,474
9,400	MedCath Corp. (a) (b)	258,124

		1,486,948

Household Products (0.03%):
11,000	Lifetime Brands, Inc. (b)	223,190

Instruments-Controls (0.04%):
18,000	X-Rite, Inc. (b)	259,920

Insurance (1.34%):
20,000	American Financial Group, Inc. (b)	569,800
1,600	AmTrust Financial Services, Inc. (b)	24,272
19,199	Argo Group International Holdings, Ltd. (a) (b)	835,354
58,400	Aspen Insurance Holdings Ltd.	1,629,943
15,361	Crawford & Co., Class - B (a) (b)	95,853
10,500	Harleysville Group, Inc.	335,790
2,400	James River Group, Inc. (b)	77,760
2,700	Kansas City Life Insurance Co. (b)	119,016
49,000	Max Capital Group Ltd. (b)	1,373,960
83,395	Meadowbrook Insurance Group, Inc. (a) (b)	751,389
5,500	National Interstate Corp. (b)	169,345
13,960	Navigators Group, Inc. (a)	757,330
3,000	Reinsurance Group of America, Inc. (b)	170,310
54,130	Seabright Insurance Holdings (a) (b)	923,999
21,900	The Phoenix Cos., Inc.	309,009
36,040	Tower Group, Inc. (b)	943,527

		9,086,657

Investment Companies (0.50%):
72,051	Apollo Investment Corp. (b)	1,498,661
30,100	Harris & Harris Group, Inc. (a) (b)	320,264
59,610	Waddell & Reed Financial, Inc. (b)	1,611,258

		3,430,183

Lasers - Systems/Components (0.05%):
11,500	Coherent, Inc. (a)	368,920

Machinery & Engineering (0.42%):
65,800	Applied Industrial Technologies, Inc. (b)	2,028,614
29,900	Columbus McKinnon Corp. (a) (b)	744,211
3,022	Hardinge, Inc. (b)	105,256

		2,878,081

Machinery - Industrial/Specialty (0.13%):
32,480	Kadant, Inc. (a) (b)	909,440

Manufacturing (0.61%):
14,200	Ameron International Corp. (b)	1,501,934
34,270	Barnes Group, Inc. (b)	1,093,898
29,000	EnPro Industries, Inc. (a) (b)	1,177,400
30,800	TriMas Corp. (a) (b)	408,716

		4,181,948

Medical - Biomedical/Genetic (0.16%):
26,140	Kendle International, Inc. (a)	1,085,594

Medical Equipment & Supplies (0.69%):
75,340	Alliance Imaging, Inc. (a) (b)	682,580
19,617	Cynosure, Inc. (a) (b)	723,867
51,200	Hologic, Inc. (a) (b)	3,123,201
3,600	Landauer, Inc. (b)	183,456

		4,713,104

Medical Products (0.09%):
16,300	Owens & Minor, Inc. (b)	620,867

Medical Services (0.09%):
29,200	Centene Corp. (a)	628,092

Metal Processors & Fabrication (0.23%):
33,400	Quanex Corp. (b)	1,569,132

Natural Gas Utilities (0.07%):
17,600	UGI Corp.	457,248

Nursing Homes (0.15%):
59,800	Sun Healthcare Group, Inc. (a)	999,258

Oil & Gas (0.64%):
17,700	ATP Oil & Gas Corp. (a)	832,431
136,440	Enbridge Energy Management LLC (c) (a)	0
7,550	Lufkin Industries, Inc. (b)	415,401
42,000	Mariner Energy, Inc. (a) (b)	869,820
35,700	Oil States International, Inc. (a) (b)	1,724,310
59,840	Parker Drilling Co. (a) (b)	485,901

		4,327,863

Oil - Field Services (0.32%):
37,200	Allis-Chalmers Energy, Inc. (a) (b)	704,568
16,400	Gulf Island Fabrication, Inc. (b)	629,596
19,600	T-3 Energy Services, Inc. (a)	835,744

		2,169,908

Packaging (0.16%):
18,500	Grief Inc., Class - A (b)	1,122,580

Pharmaceuticals (1.24%):
10,030	Alexion Pharmaceuticals, Inc. (a) (b)	653,455
25,100	Isis Pharmaceuticals, Inc. (a) (b)	375,747
54,200	K-V Pharmaceutical Co., Class - A (a) (b)	1,550,120
148,740	Sciele Pharma, Inc. (a) (b)	3,870,214
36,300	USANA Health Sciences, Inc. (a) (b)	1,588,124
22,100	Valeant Pharmaceuticals International (a) (b)	342,108

		8,379,768

Pollution Control (0.12%):
18,700	Clean Harbors, Inc. (a)	832,524

Prod/ Technology Equipment (0.25%):
29,550	Esterline Technologies Corp. (a) (b)	1,685,828

Real Estate Investment Trust (0.73%):
53,250	Anthracite Capital, Inc. (b)	484,575
21,870	Arbor Realty Trust, Inc. (b)	413,124
8,080	Capital Trust, Inc., Class - A (b)	286,840
22,090	CapitalSource, Inc. (b)	447,102
7,700	Entertainment Properties Trust (b)	391,160
48,720	First Industrial Realty Trust, Inc. (b)	1,893,746
15,400	iStar Financial, Inc. (b)	523,446
15,770	KKR Financial Holdings LLC (b)	265,725
15,400	Newcastle Investment Corp. (b)	271,348

		4,977,066

Rental & Leasing (0.06%):
5,700	McGrath Rentcorp (b)	189,468
14,400	RSC Holdings, Inc. (a) (b)	236,160

		425,628

Restaurants (0.02%):
8,100	McCormick & Schmick’s Seafood Restaurants, Inc. (a) (b)	152,523

Satellite Telecommunications (0.01%):
2,100	GeoEye, Inc. (a) (b)	54,075

Semiconductors (0.16%):
87,200	ON Semiconductor Corp. (a) (b)	1,095,232

Telecommunications Equipment (0.60%):
25,040	Anaren, Inc. (a) (b)	353,064
9,852	C-COR, Inc. (a) (b)	113,199
53,860	Centennial Communications Corp. (a) (b)	545,063
76,200	Harmonic, Inc. (a) (b)	808,482
19,000	Harris Stratex Networks, Inc. - Class A (a) (b)	331,930
18,500	MasTec, Inc. (a) (b)	260,295
56,900	Network Equipment Technologies, Inc. (a) (b)	825,051
4,800	NTELOS Holdings Corp. (b)	141,408
34,490	Oplink Communications, Inc. (a) (b)	471,133
6,000	ParkerVision, Inc. (a) (b)	91,080
6,500	Time Warner Telecom, Inc., Class - A (a) (b)	142,805

		4,083,510

Tobacco & Tobacco Products (0.08%):
82,000	Alliance One International, Inc. (a)	536,280

Transportation & Shipping (0.43%):
13,100	Greenbrier Cos., Inc. (b)	349,901
27,000	Hub Group, Inc., Class - A (a)	810,810
9,700	Kirby Corp. (a)	428,158
36,490	Wabtec Corp. (b)	1,366,915

		2,955,784

Utilities (0.00%):
1,400	Connecticut Water Service, Inc. (b)	32,424

Water Utilities (0.05%):
8,750	California Water Sevice Group (b)	336,788

Wire & Cable Products (0.04%):
6,000	Belden CDT, Inc. (b)	281,460

		120,479,546

IronBridge Capital Management, LP (22.99%):
Aerospace/Defense (0.50%):
45,410	Moog, Inc., Class - A (a) (b)	1,995,315
63,715	Orbital Sciences Corp. (a) (b)	1,417,022

		3,412,337

Aircraft (0.23%):
19,594	Triumph Group, Inc. (b)	1,601,026

Audio/Video Products (0.13%):
27,475	Universal Electronics, Inc. (a) (b)	892,938

Auto Parts (0.11%):
35,285	Superior Industries International, Inc. (b)	765,332

Banking & Finance (1.98%):
31,923	A.G. Edwards, Inc.	2,710,582
67,603	Cathay General Bancorp, Inc. (b)	2,177,493
49,095	First Midwest Bancorp, Inc. (b)	1,677,085
97,117	Jefferies Group, Inc. (b)	2,702,766
39,472	PFF Bancorp, Inc. (b)	605,500
104,535	Sterling Bancshares, Inc. (b)	1,192,744
19,566	United Bankshares, Inc. (b)	595,589
35,059	Westamerica Bancorporation (b)	1,746,289

		13,408,048

Building Products (0.41%):
57,940	Apogee Enterprises, Inc.	1,502,964
42,390	Universal Forest Products, Inc. (b)	1,267,461

		2,770,425

Business Services (0.69%):
39,895	Perficient, Inc. (a) (b)	872,504
73,548	Phase Forward, Inc. (a)	1,471,695
61,554	Polycom, Inc. (a)	1,653,341
16,400	Watson Wyatt & Co. Holdings (b)	737,016

		4,734,556

Chemicals (1.08%):
18,140	Arch Chemicals, Inc.	850,403
58,690	FCM Corp.	3,053,054
39,112	Lubrizol Corp. (b)	2,544,627
35,663	Methanex Corp.	905,840

		7,353,924

Communication Equipment (0.21%):
47,122	ViaSat, Inc. (a) (b)	1,452,771

Computer Hardware (0.10%):
45,452	Intevac, Inc. (a) (b)	690,870

Computer Software & Services (0.53%):
30,348	Jack Henry & Associates, Inc.	784,799
44,947	Manhattan Associates, Inc. (a)	1,231,997
93,031	Parametric Technology Corp. (a) (b)	1,620,601

		3,637,397

Consumer Products (0.33%):
46,758	iRobot Corp. (a) (b)	929,549
46,650	Peet’s Coffee and Tea, Inc. (a) (b)	1,302,001
1,291	WD-40 Co. (b)	44,075

		2,275,625

Consumer Products & Services (0.15%):
28,878	Oxford Industries, Inc. (b)	1,043,073

E-Commerce (0.04%):
24,005	Stamps.com, Inc. (a) (b)	287,340

Electric Utilities (0.52%):
95,731	Avista Corp.	1,948,126
39,098	Black Hills Corp. (b)	1,603,800

		3,551,926

Electrical & Electronics (1.15%):
12,144	Analogic Corp.	774,301
36,439	Thomas & Betts Corp. (a) (b)	2,136,783
66,847	Trimble Navigation Ltd. (a)	2,621,071
36,595	Woodward Governor Co. (b)	2,283,528

		7,815,683

Electronic Components (0.32%):
100,432	Gentex Corp. (b)	2,153,262

Electronic Components & Instruments (0.26%):
31,990	Flir Systems, Inc. (a) (b)	1,771,926

Food Processing (0.33%):
49,597	Corn Products International, Inc. (b)	2,275,014

Footwear (0.46%):
114,432	Wolverine World Wide, Inc. (b)	3,135,437

Gas - Distribution (0.22%):
48,434	Southern Union Co. (b)	1,506,782

Golf (0.28%):
117,296	Callaway Golf Co. (b)	1,877,909

Instruments-Controls (0.55%):
10,853	IDEXX Laboratories, Inc. (a) (b)	1,189,380
38,944	National Instruments Corp. (b)	1,336,948
31,241	NovAtel, Inc. (a)	1,226,209

		3,752,537

Insurance (1.00%):
2,496	Alleghany Corp. (a) (b)	1,013,376
31,655	Argo Group International Holdings, Ltd. - ADR (a) (b)	1,377,309
30,878	FBL Financial Group, Inc., Class - A	1,219,372
35,307	Midland Co. (b)	1,940,474
29,344	Selective Insurance Group, Inc. (b)	624,440
18,161	Stewart Information Services Corp. (b)	622,377

		6,797,348

Lasers - Systems/Components (0.18%):
17,232	Rofin-Sinar Technologies, Inc. (a) (b)	1,209,859

Machinery & Engineering (0.91%):
32,448	Astec Industries, Inc. (a) (b)	1,864,138
41,815	IDEX Corp.	1,521,648
36,585	Lincoln Electric Holding, Inc. (b)	2,839,361

		6,225,147

Manufacturing (0.39%):
30,838	AptarGroup, Inc.	1,167,835
28,795	Kaydon Corp. (b)	1,497,052

		2,664,887

Medical - Biomedical/Genetic (0.65%):
30,930	Affymetrix, Inc. (a) (b)	784,694
70,603	Exelixis, Inc. (a) (b)	747,686
16,091	Illumina, Inc. (a) (b)	834,801
32,426	Varian, Inc. (a) (b)	2,062,618

		4,429,799

Medical Products (1.11%):
73,155	ABIOMED, Inc. (a) (b)	909,317
63,796	Cepheid, Inc. (a) (b)	1,454,549
21,771	Foxhollow Technologies, Inc. (a) (b)	574,754
32,554	Owens & Minor, Inc. (b)	1,239,982
29,575	Respironics, Inc. (a)	1,420,487
12,721	Techne Corp. (a) (b)	802,441
55,499	Thoratec Corp. (a) (b)	1,148,274

		7,549,804

Medical Systems (0.69%):
54,524	Cerner Corp. (a) (b)	3,261,080
46,248	SonoSite, Inc. (a) (b)	1,411,489

		4,672,569

Metals (0.29%):
27,412	Commercial Metals Co.	867,590
14,370	RTI International Metals, Inc. (a)	1,138,966

		2,006,556

Oil & Gas (0.74%):
40,807	AGL Resources, Inc.	1,616,774
47,590	Cabot Oil & Gas Corp., Class - A	1,673,265
12,518	Lufkin Industries, Inc. (b)	688,740
22,191	Unit Corp. (a)	1,074,044

		5,052,823

Oil - Field Services (0.10%):
32,786	Matrix Service Co. (a)	686,867

Oil-Field Services (1.00%):
44,960	FMC Technologies, Inc. (a) (b)	2,592,394
29,940	Oceaneering International, Inc. (a)	2,269,452
40,337	Oil States International, Inc. (a) (b)	1,948,277

		6,810,123

Optical Supplies (0.16%):
36,794	Oakley, Inc.	1,068,130

Pharmaceuticals (0.20%):
50,580	Allscripts Healthcare Solution, Inc. (a) (b)	1,367,177

Plastics Products (0.14%):
23,727	Raven Industries, Inc. (b)	950,266

Real Estate Investment Trust (1.28%):
171,579	Annaly Mortgage Management (b)	2,733,253
63,286	Corporate Office Properties (b)	2,634,596
27,833	First Industrial Realty Trust, Inc. (b)	1,081,869
43,878	Mid-America Apartment Communities, Inc.	2,187,318

		8,637,036

Restaurants (0.20%):
76,306	California Pizza Kitchen, Inc. (a) (b)	1,340,696

Retail (0.93%):
34,911	First Cash Financial Services, Inc. (a) (b)	817,616
51,677	Men's Wearhouse, Inc.	2,610,721
45,756	Stage Stores, Inc. (b)	834,132
45,621	Tractor Supply Co. (a) (b)	2,102,672

		6,365,141

Schools (0.33%):
13,394	Strayer Education, Inc. (b)	2,258,630

Semiconductors (1.15%):
46,857	Cohu, Inc. (b)	878,569
107,215	Cypress Semiconductor Corp. (a) (b)	3,131,750
46,377	Varian Semiconductor Equipment Associates, Inc. (a) (b)	2,482,097
69,877	Veeco Instruments, Inc. (a) (b)	1,354,216

		7,846,632

Storage/Warehousing (0.19%):
53,075	Mobile Mini, Inc. (a) (b)	1,282,292

Superconductor Products and Systems (0.19%):
63,437	American Superconductor Corp. (a) (b)	1,299,190

Telecommunications Equipment (0.14%):
76,883	Tekelec (a) (b)	930,284

Toys (0.15%):
125,274	Leapfrog Enterprises, Inc. (a) (b)	1,033,511

Transportation & Shipping (0.29%):
31,036	Alexander & Baldwin, Inc. (b)	1,555,835
12,700	Lkq Corp. (a) (b)	442,087

		1,997,922

		156,648,827

Sterling Johnston Capital Management, Inc. (16.69%):
Advertising (0.12%):
19,250	inVentiv Health, Inc. (a) (b)	843,535

Aerospace/Defense (0.81%):
57,200	AAR Corp. (a) (b)	1,735,448
36,500	Curtiss-Wright Corp. (b)	1,733,750
1,200	HEICO Corp.	59,232
27,100	United Industrial Corp. (b)	2,039,545

		5,567,975

Agriculture (0.40%):
32,150	Andersons, Inc. (b)	1,543,843
26,250	Lindsay Corp. (b)	1,149,225

		2,693,068

Aircraft (0.21%):
17,100	Triumph Group, Inc. (b)	1,397,241

Auto Parts (0.27%):
107,650	Spartan Motors, Inc. (b)	1,811,750

Banking & Finance (0.27%):
41,174	Advanta Corp., Class - B (b)	1,128,991
14,900	Bankrate, Inc. (a) (b)	687,188

		1,816,179

Brokerage Services (0.14%):
36,400	optionsXpress Holdings, Inc. (b)	951,496

Business Services (0.68%):
60,400	Forrester Research, Inc. (a) (b)	1,423,627
36,732	Global Sources Ltd. (a) (b)	814,348
14,100	ICON plc - Sponsored ADR (a)	719,523
86,083	PAETEC Holding Corp. (a) (b)	1,073,455
92,400	Sapient Corp. (a) (b)	620,004

		4,650,957

Casino & Gambling (0.22%):
42,600	Bally Technologies, Inc. (a) (b)	1,509,318

Coal (0.22%):
64,850	Alpha Natural Resources, Inc. (a) (b)	1,506,466

Commercial Services (0.27%):
78,600	DynCorp International, Inc., Class - A (a) (b)	1,816,446

Communication Equipment (0.20%):
81,950	Switch and Data Facilities Co. (a) (b)	1,334,966

Computer Equipment (0.22%):
24,100	Ceragon Networks Ltd. (a)	457,900
50,600	Sierra Wireless, Inc. (a)	1,066,648

		1,524,548

Computer Software (0.80%):
35,650	3D Systems Corp. (a) (b)	842,053
30,150	Acme Packet, Inc. (a) (b)	464,913
26,150	Blackboard, Inc. (a) (b)	1,198,715
35,950	GigaMedia Ltd. (a) (b)	580,952
79,950	Interwoven, Inc. (a)	1,137,689
106,900	Lawson Software, Inc. (a)	1,070,069
3,750	Sigma Designs, Inc. (a)	180,900

		5,475,291

Computer Software & Services (0.75%):
41,750	Ansoft Corp. (a) (b)	1,376,914
82,350	Ness Technologies, Inc. (a) (b)	899,262
22,750	SPSS, Inc. (a) (b)	935,935
14,300	Syntel, Inc. (b)	594,594
111,400	Wind River Systems, Inc. (a) (b)	1,311,178

		5,117,883

Consulting Services (0.16%):
21,450	FTI Consulting, Inc. (a) (b)	1,079,150

Consumer Products & Services (0.09%):
19,100	Monroe Muffler Brake, Inc. (b)	645,389

Data Processing & Reproduction (0.17%):
62,750	Commvault Systems, Inc. (a) (b)	1,162,130

E-Commerce (0.17%):
95,850	CDC Corp., Class - A (a) (b)	702,581
20,600	Gmarket, Inc. - ADR (a) (b)	483,070

		1,185,651

Educational Software (0.08%):
59,850	SkillSoft PLC - ADR (a) (b)	538,052

Electrical Equipment (0.36%):
93,650	EnerSys (a) (b)	1,664,161
21,650	Superior Essex, Inc. (a) (b)	807,112

		2,471,273

Electronic Components (0.34%):
93,450	GrafTech International Ltd. (a) (b)	1,667,148
34,900	Universal Display Corp. (a) (b)	618,428

		2,285,576

Electronic Components & Instruments (0.08%):
11,500	Synaptics, Inc. (a)	549,240

Electronic Equipment (0.48%):
90,400	Cogent, Inc. (a) (b)	1,417,472
37,100	ITC Holdings Corp. (b)	1,838,305

		3,255,777

Energy (0.61%):
43,700	Energy Conversion Devices, Inc. (a) (b)	992,864
86,000	PetroQuest Energy, Inc. (a) (b)	922,780
65,100	Rosetta Resources, Inc. (a) (b)	1,193,933
88,750	Toreador Resources Corp. (a) (b)	1,049,913

		4,159,490

Entertainment (0.02%):
2,700	Churchill Downs, Inc.	134,892

Fertilizers (0.20%):
42,750	UAP Holding Corp. (b)	1,340,640

Financial Services (0.12%):
27,450	Federal Agricultural Mortgage Corp., Class - C (b)	805,932

Footwear (0.27%):
6,350	Deckers Outdoor Corp. (a) (b)	697,230
52,950	Skechers U.S.A., Inc. Class - A (a)	1,170,195

		1,867,425

Forest Products & Papers (0.29%):
52,250	Albany International Corp., Class - A (b)	1,958,853

Health Care (0.60%):
20,100	Amedisys, Inc. (a) (b)	772,242
49,450	LHC Group, Inc. (a) (b)	1,061,692
27,650	PAREXEL International Corp. (a) (b)	1,141,115
28,700	Psychiatric Solutions, Inc. (a) (b)	1,127,336

		4,102,385

Instruments-Controls (0.20%):
93,050	X-Rite, Inc. (b)	1,343,642

Insurance (0.17%):
80,100	Aspen Technology Holdings, Ltd. (a) (b)	1,147,032

Internet Services (0.25%):
33,550	Cognet Communications Group, Inc. (a)	783,057
59,850	Ixia (a) (b)	521,892
38,300	Secure Computing Corp. (a) (b)	372,659

		1,677,608

Machinery & Engineering (0.32%):
16,500	Middleby Corp. (a) (b)	1,064,910
40,500	Tesco Corp. (a) (b)	1,099,575
1	TurboChef Technologies, Inc. (a) (b)	13

		2,164,498

Manufacturing (0.26%):
15,000	iRobot, Inc. (a)	298,200
28,250	Kaydon Corp. (b)	1,468,718

		1,766,918

Medical - Biomedical/Genetic (0.64%):
112,100	Exelixis, Inc. (a) (b)	1,187,138
12,250	Healthways, Inc. (a) (b)	661,133
20,950	Myriad Genetics, Inc. (a) (b)	1,092,543
52,000	Wright Medical Group, Inc. (a) (b)	1,394,639

		4,335,453

Medical Equipment & Supplies (0.15%):
111,450	Alliance Imaging, Inc. (a) (b)	1,009,737

Medical Instruments (0.15%):
20,600	Surmodics, Inc. (a) (b)	1,009,606

Medical Products (0.18%):
48,150	Zoll Medical Corp. (a) (b)	1,248,048

Metal Processors & Fabrication (0.32%):
22,350	Haynes International, Inc. (a) (b)	1,908,020
12,300	Horsehead Holding Corp. (a) (b)	275,766

		2,183,786

Metals (0.49%):
61,900	A.M. Castle & Co. (b)	2,017,940
16,600	RTI International Metals, Inc. (a) (b)	1,315,716

		3,333,656

Nursing Homes (0.20%):
81,300	Sun Healthcare Group, Inc. (a) (b)	1,358,523

Oil & Gas (0.10%):
483,200	Gastar Exploration Ltd. (a) (b)	705,472

Pharmaceuticals (0.72%):
60,200	Array BioPharma, Inc. (a) (b)	676,046
14,000	Aspreva Pharmaceuticals Corp. (a) (b)	287,280
20,200	Auxilium Pharmaceuticals, Inc (a) (b)	425,816
61,400	BioMarin Pharmaceutical, Inc. (a) (b)	1,528,859
34,650	Isis Pharmaceuticals, Inc. (a) (b)	518,711
44,500	Progenics Pharmaceuticals, Inc. (a) (b)	983,895
31,700	Simcere Pharmaceutical Group - ADR (a)	504,981

		4,925,588

Plastics (0.14%):
59,950	Landec Corp. (a) (b)	926,827

Real Estate Investment Trust (0.16%):
184,200	Meruelo Maddux Properties, Inc. (a) (b)	1,088,622

Restaurants (0.05%):
26,500	Texas Roadhouse, Inc. - Class A (a) (b)	310,050

Retail (0.17%):
28,050	hhgregg, Inc. (a) (b)	294,525
19,650	Zumiez, Inc. (a) (b)	871,871

		1,166,396

Retail - Apparel (0.18%):
28,600	Aeropostale, Inc. (a)	545,116
21,150	Tween Brands, Inc. (a) (b)	694,566

		1,239,682

Satellite Telecommunications (0.23%):
62,150	GeoEye, Inc. (a) (b)	1,600,363

Semiconductors (0.49%):
82,200	Advanced Analogic Technologies, Inc. (a)	874,608
54,150	ANADIGICS, Inc. (a) (b)	979,032
111,000	Cirrus Logic, Inc. (a)	710,400
31,800	Iconix Brand Group, Inc. (a) (b)	756,522

		3,320,562

Telecommunications Equipment (0.29%):
31,150	Nice Systems Ltd. (a)	1,116,416
69,600	RCN Corp. (b)	856,080
250	ShoreTel, Inc. (a)	3,580

		1,976,076

Transportation & Shipping (0.88%):
42,400	Danaos Corp. (b)	1,530,640
54,400	Eagle Bulk Shipping, Inc. (b)	1,400,256
52,900	Horizon Lines, Inc., Class - A	1,615,036
80,550	Quintana Maritime Ltd. - ADR (b)	1,536,089

		6,082,021

Waste Disposal (0.33%):
228,050	Darling International, Inc. (a) (b)	2,255,415

		113,734,555

Total Common Stocks (Cost $540,666,511)		663,216,841

Shares or Principal Amount	Security Description	Value
Mutual Funds (0.65%):
Geewax, Terker & Co. (0.65%):
Mutual Fund (0.65%):
3,000	iShares Russell 2000 Index Fund (b)	240,450
54,720	iShares Russell 2000 Value Index Fund (b)	4,197,024

		4,437,474

Total Mutual Funds (Cost $4,551,486)		4,437,474

Repurchase Agreements (0.99%):
Frontier Capital Management Co. (0.87%):
Repurchase Agreements (0.87%):
5,940,938	Bankers Trust Co., dated 9/28/07, due 10/1/07 at 3.20% with a maturity value of $5,942,522 (Collateralized by U.S. Treasury Bills, 1/31/08, with a market value of $6,064,560)	5,940,938

Geewax, Terker & Co. (0.12%):
Repurchase Agreements (0.12%):
816,642	Bankers Trust Co., dated 9/28/07, due 10/1/07 at 3.20% with a maturity value of $816,860 (Collateralized by U.S. Treasury Bills, 1/31/08, with a market value of $833,939)	816,642

Total Repurchase Agreements (Cost $6,757,580)		6,757,580

Securities Held as Collateral for Securities on Loan (62.57%):
423,833,137	State Street Navigator Securities Lending Prime Portfolio	423,833,137
2,564,547	Various U.S. Treasury Bonds and Notes, 0.00% - 10.375%, 10/30/07 - 4/15/29	2,564,547

Total Securities Held as Collateral for Securities on Loan (Cost $426,397,684)		426,397,684

Time Deposit (1.01%):
Franklin Portfolio Associates (0.05%):
Time Deposit (0.05%):
357,597	Liquidity Management Control System Time Deposit	357,597

IronBridge Capital Management, LP (0.52%):
Time Deposit (0.52%):
3,522,831	Liquidity Management Control System Time Deposit	3,522,831

Sterling Johnston Capital Management, Inc. (0.44%):
Time Deposit (0.44%):
3,030,256	Liquidity Management Control System Time Deposit	3,030,256

Total Time Deposit (Cost $6,910,684)		6,910,684

Warrants (0.05%):
Sterling Johnston Capital Management, Inc. (0.05%):
Telecommunications Equipment (0.05%):
108,100	XO Holdings, Inc., Strike $10, Expires 1/16/10 (b)	367,540

Total Warrants (Cost $477,842)		367,540

Total Investments (Cost $985,761,787) - 162.60%		1,108,087,803
Liabilities in excess of other assets - (62.60)%		(426,614,973)

NET ASSETS - 100.00%		$681,472,830

(a)	Represents non-income producing security.
(b)	All or part of this security has been loaned as of September 30, 2007.
(c)	Escrow Security due to bankruptcy

ADR – American Depositary Receipt

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments	September 30, 2007
(Unaudited)

Shares	Security Description	Value
Common/Preferred Stocks (97.55%):
Artisan Partners LP (32.20%):
Argentina (0.13%):
59,010	Tenaris SA (Steel)	$1,558,209
18,300	Tenaris SA - ADR (Steel)	962,946

		2,521,155

Austria (0.11%):
30,644	Wiener Staedtische Versicherung AG (Insurance)	2,140,921

Belgium (0.12%):
24,038	Delhaize Group (Retail)	2,303,173
365	Umicore (Chemicals)	87,222

		2,390,395

Brazil (0.05%):
215,467	Vivo Participacoes SA - ADR (Wireless Telecommunication Services)	1,068,716

Canada (0.47%):
131,308	Canadian Pacific Railway Ltd. (Transportation)	9,229,639

China (1.39%):
2,603,800	China Construction Bank - H Shares (Banking)	2,374,978
674,000	China Life Insurance Co., Ltd. - H Shares (Insurance)	3,871,570
464,800	China Merchants Holdings International Co., Ltd. (Transportation Infrastructure)	2,891,135
192,300	China Mobile Ltd. (Wireless Telecommunication Services)	3,149,296
875,700	China Netcom Group Corp. (Hong Kong) Ltd. (Telecommunications)	2,343,281
1,768,000	China Petroleum & Chemical Corp. - H Shares (Oil & Gas)	2,208,550
1,462,900	China Resources Land Ltd. (Real Estate)	3,048,845
2,988,800	China Unicom Ltd. (Telecommunications)	6,182,849
2,333,400	Denway Motors Ltd. (Automobiles)	1,353,853

		27,424,357

Finland (1.03%):
554,807	Fortum Oyj (Electric Utilities)	20,361,487

France (4.42%):
55,357	Alstom (Electrical Equipment)	11,252,777
177,376	Bouygues SA (Wireless Telecommunication Services)	15,298,099
141,023	Carrefour SA (Food & Staples Retailing)	9,878,607
139,722	Electricite de France (Electric Utilities)	14,771,852
111,315	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	13,343,008
117,301	Technip SA (Energy Equipment & Services)	10,486,444
155,889	Vinci SA (Road Construction)	12,177,995

		87,208,782

Germany (6.41%):
85,753	Allianz SE (Insurance)	20,033,404
209,531	Bayer AG (Chemicals)	16,640,351
9,404	Celesio AG (Pharmaceuticals)	596,801
184,751	DaimlerChrysler AG (Automobiles)	18,634,204
625,043	Deutsche Telekom AG (Telecommunications Services)	12,280,559
115,780	Fraport AG (Transportation Infrastructure)	8,006,345
52,519	IVG Immobilien AG (Real Estate Management & Development)	1,965,644
94,694	Linde AG (Manufacturing)	11,813,797
58,570	RWE AG (Multi-Utilities)	7,352,148
61,249	Siemens AG (Industrial Conglomerates)	8,405,407
166,836	United Internet AG (Web Portals)	3,701,335
73,565	Wacker Chemie AG (Chemicals)	17,306,697

		126,736,692

Hong Kong (2.38%):
1,434,500	Bank of East Asia Ltd. (Commercial Banks)	8,046,236
1,266,900	Hutchison Whampoa Ltd. (Industrial Conglomerates)	13,552,217
1,681,730	NWS Holdings Ltd. (Industrial Conglomerates)	3,954,925
633,600	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	10,678,056
860,786	Swire Pacific Ltd., Class A (Real Estate Management & Development)	10,437,159
46,000	Tencent Holdings Ltd. (Software)	297,076

		46,965,669

Italy (0.55%):
115,322	Hera SpA (Utilities - Electric)	476,014
738,859	Intesa Sanpaolo (Commercial Banks)	5,704,520
214,390	Mediobanca SpA (Capital Markets)	4,689,093

		10,869,627

Japan (4.03%):
194,300	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	3,209,291
357,000	Credit Saison Co., Ltd. (Consumer Finance)	9,200,871
2,511	Japan Tobacco, Inc. (Tobacco)	13,795,742
9,047	Jupiter Telecommunications Co., Ltd. (Media) (a)	7,026,490
342,700	Kirin Holdings Co., Ltd. (Brewery)	4,535,516
189,800	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	5,437,022
2,264,700	Mitsubishi Heavy Industries Ltd. (Machinery)	14,808,791
178,103	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	4,946,875
37,250	ORIX Corp. (Consumer Finance)	8,497,606
304,800	Tokyu Land Corp. (Real Estate)	3,059,943
309,400	Urban Corp. (Real Estate)	5,018,826

		79,536,973

Luxembourg (0.06%):
12,173	RTL Group (Media)	1,236,635

Mexico (0.11%):
93,200	Grupo Televisa SA - ADR (Media)	2,252,644

Netherlands (0.69%):
412,992	ASML Holding NV (Semiconductors & Semiconductor Equipment) (a)	13,690,635

Norway (1.39%):
586,834	Orkla ASA (Food)	10,486,762
101,900	Renewable Energy Corp. AS (Semiconductors & Semiconductor Equipment) (a)	4,698,946
548,500	SeaDrill Ltd. (Energy Equipment & Services) (a)	12,341,225

		27,526,933

Russia (0.64%):
20,271	TMK - GDR (Insurance) (b)	827,057
65,532	Lukoil - ADR (Oil, Gas & Consumable Fuels)	5,458,815
8,000	Mining and Metallurgical Co., Norilsk Nickel - ADR (Metal - Diversified)	2,048,000
17,950	Gazprom - ADR (Oil & Gas)	791,595
29,291	RAO Unified Energy System - GDR (Electric Utilities)	3,558,857

		12,684,324

Singapore (0.20%):
499,000	Oversea - Chinese Banking Corp. Ltd. (Commercial Banks)	2,990,640
323,000	Singapore Telecommunications Ltd. (Telecommunications)	874,384

		3,865,024

South Africa (0.09%):
6,786	MTN Group Ltd. (Telecommunications)	103,083
56,893	Naspers Ltd. (Multimedia)	1,579,768

		1,682,851

South Korea (0.61%):
52,805	Hana Financial Group, Inc. (Commercial Banks)	2,490,475
60,652	Kookmin Bank (Commercial Banks)	5,051,571
19,211	NHN Corp. (Web Portals) (a)	4,447,360

		11,989,406

Spain (1.64%):
215,704	Gamesa Corporacion Tecnologica SA (Electrical Equipment)	8,811,337
115,513	Industria de Diseno Textil SA (Specialty Retail)	7,783,655
561,894	Telefonica SA (Diversified Telecommunication Services)	15,726,559

		32,321,551

Sweden (0.03%):
31,400	Assa Abloy AB, Class - B (Metal Processing & Fabrication)	651,933

Switzerland (3.20%):
90,978	Adecco SA (Commercial Services & Supplies)	5,381,302
50,950	Holcim Ltd. (Building Products)	5,629,012
54,957	Nestle SA (Food Products)	24,692,879
15,188	Roche Holding AG (Pharmaceuticals)	3,175,910
64,714	Roche Holding AG Genusscheine (Pharmaceuticals)	11,736,362
141,700	Swiss Re (Insurance)	12,623,960

		63,239,425

United Kingdom (2.45%):
990,114	Lloyds TSB Group plc (Commercial Banks)	10,988,663
851,968	National Grid PLC (Utilities - Electric)	13,664,674
242,645	Standard Chartered plc (Commercial Banks)	7,942,391
1,035,067	Vodafone Group Plc (Wireless Telecommunication Services)	3,737,430
2,103,321	William Morrison Supermarkets plc (Food & Staples Retailing)	12,145,053

		48,478,211

		636,073,985

Capital Guardian Trust Co. (58.59%):
Australia (1.84%):
296,800	Amcor Ltd. (Containers & Packaging)	1,943,087
143,692	Asciano Ltd. - Stapled Security (Transportation Services) (a)	1,143,397
20	BHP Billiton Ltd. (Metals & Mining)	790
314,196	Brambles Ltd. (Commercial Services & Supplies)	4,113,950
478,639	Foster’s Group Ltd. (Beverages)	2,772,639
488,469	Insurance Australia Group Ltd. (Insurance)	2,274,932
63,691	Macquarie Bank Ltd. (Capital Markets)	4,768,618
60,764	News Corp., Class - A (Media) (a)	1,359,451
131,424	QBE Insurance Group Ltd. (Insurance)	3,940,610
555,553	Telstra Corp., Ltd. (Diversified Telecommunication Services)	2,148,741
143,692	Toll Holdings Ltd. (Road & Rail)	1,671,119
54,300	Woodside Petroleum Ltd. (Oil Comp-Exploration)	2,418,107
292,216	Woolworths Ltd. (Food & Staples Retailing)	7,701,561

		36,257,002

Austria (0.35%):
22,100	Raiffeisen International Bank-Holding AG (Commercial Banks)	3,229,797
75,300	Telekom Austria AG (Diversified Telecommunications Services)	1,970,108
26,100	Wienerberger AG (Building & Construction)	1,632,180

		6,832,085

Belgium (0.11%):
37,894	UCB SA (Pharmaceuticals)	2,235,733

Bermuda (0.15%):
394,000	Kerry Properties Ltd. (Real Estate)	3,026,051

Brazil (0.40%):
234,800	Companhia Vale do Rio Doce - ADR (Metals - Diversified)	7,966,764

Canada (5.44%):
36,400	Alcan, Inc. (Metals & Mining)	3,632,313
538,200	Barrick Gold Corp. (Metals & Mining)	21,678,696
290,500	Cameco Corp. (Oil, Gas & Consumable Fuels)	13,403,198
25,800	Canadian Imperial Bank of Commerce (Commercial Banks)	2,577,924
57,300	Canadian National Railway Co. (Railroad)	3,270,664
113,600	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	8,631,955
75,500	EnCana Corp. (Oil, Gas & Consumable Fuels)	4,669,399
7,700	Fairfax Financial Holdings Ltd. (Insurance)	1,877,920
53,800	Manulife Financial Corp. (Insurance)	2,218,763
98,100	Methanex Corp. (Chemicals)	2,469,271
236,000	Potash Corp. of Saskatchewan, Inc. (Chemicals)	24,931,415
49,400	Rogers Communications, Inc., Class - B (Wireless Telecommunications Services)	2,249,429
91,600	Shaw Communications, Inc., Class - B (Cable TV)	2,275,261

51,400	Sun Life Financial, Inc. (Insurance)	2,698,190
59,300	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5,633,023
57,200	Teck Cominco Ltd., Class - B (Diversified Minerals)	2,716,195
32,200	Toronto-Dominion Bank (Commercial Banks)	2,470,696

		107,404,312

China (0.19%):
612,000	China Shenhua Energy Co., Ltd., Class - H (Coal)	3,676,834

Denmark (0.33%):
53,800	Novo Nordisk A/S (Pharmaceuticals)	6,494,452

Finland (0.74%):
27,104	Metso Corp. (Machinery- General Industry)	1,866,550
85,700	Nokia Oyj (Communications Equipment)	3,257,617
43,200	Rautaruukki Oyj (Steel- Producers)	2,617,155
120,600	Stora Enso Oyj (Paper & Forest Products)	2,348,859
186,918	UPM-Kymmene Oyj (Paper & Forest Products)	4,519,974

		14,610,155

France (7.31%):
37,600	Accor SA (Hotels, Restaurants & Leisure)	3,337,767
54,906	Air Liquide SA (Industrial Gases)	7,347,834
107,000	Axa (Insurance)	4,787,356
70,320	BNP Paribas (Commercial Banks)	7,694,133
218,195	Bouygues SA (Wireless Telecommunication Services)	18,818,602
29,900	Carrefour SA (Food & Staples Retailing)	2,094,484
54,700	Dassault Systems SA (Software)	3,589,161
23,900	Electricite de France (Electric Utilities)	2,526,784
97,320	Groupe DANONE (Food Processing)	7,659,496
91,900	L’Oreal SA (Personal Products)	12,054,865
38,900	Lafarge SA (Construction Materials)	6,026,128
55,940	PagesJaunes SA (Media)	1,149,332
10,700	Pernod Ricard SA (Beverages)	2,334,637
64,100	PSA Peugeot Citroen (Automobiles)	5,289,877
17,300	Renault SA (Automobiles)	2,506,596
60,300	Rhodia SA- Registered (Chemicals- Speciality) (a)	2,194,103
162,800	Sanofi-Aventis (Pharmaceuticals)	13,783,312
59,500	Schneider Electric SA (Electrical Equipment)	7,516,397
46,275	Societe Generale (Commercial Banks)	7,764,403
198,940	Total SA (Oil, Gas & Consumable Fuels)	16,173,661
85,050	Veolia Environnement (Multi Utilities)	7,323,157
58,200	Vivendi SA (Media)	2,456,256

		144,428,341

Germany (3.09%):
41,400	Allianz SE (Insurance)	9,671,766
51,100	Bayer AG (Chemicals)	4,058,215
47,208	Commerzbank AG (Commercial Banks)	1,916,294
38,300	Continental AG (Auto Components)	5,316,107
149,000	DaimlerChrysler AG (Automobiles)	15,028,317

35,800	Deutsche Bank AG (Capital Markets)	4,611,287
1,800	Deutsche Bank AG - Registered (Commercial Banks)	231,102
37,500	Hypo Real Estate Holding AG (Mortgage Banks)	2,138,702
1,167	Porsche AG (Auto- Cars/Light Trucks)	2,492,521
100,100	SAP AG (Software)	5,855,913
12,500	SAP AG - ADR (Software)	733,375
65,300	Siemens AG (Industrial Conglomerates)	8,961,339

		61,014,938

Hong Kong (1.25%):
806,600	Bank of East Asia Ltd. (Commercial Banks)	4,524,290
228,000	China Mobile Ltd. (Cellular Telecom)	3,733,954
5,000	China Mobile Ltd.- Sponsored ADR (Cellular Telecom)	410,200
622,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	2,784,681
737,000	Hong Kong & China Gas Co., Ltd. (Utilities - Natural Gas)	1,716,136
3,586,000	Industrial & Commercial Bank of China (Commercial Banks)	2,514,274
912,200	Li & Fung Ltd. (Distributors)	3,872,663
426,500	Swire Pacific Ltd. (Real Estate Management & Development)	5,171,377

		24,727,575

Ireland (0.59%):
91,000	Allied Irish Banks PLC (Banking)	2,205,715
175,100	CRH PLC (Construction Materials)	6,952,970
126,400	Depfa Bank PLC (Commercial Banks)	2,586,175

		11,744,860

Italy (0.39%):
694,639	Banca Intesa SpA (Commercial Banks)	5,363,110
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	2,408,677

		7,771,787

Japan (14.08%):
45,500	Advantest Corp. (Semiconductors & Semiconductor Equipment)	1,418,285
845,300	AEON Co., Ltd. (Food & Staples Retailing)	11,945,337
86,800	Canon, Inc. (Office Electronics)	4,738,668
251,000	Citizen Holdings Co., Ltd. (Jewelry)	2,526,391
178,000	Daiwa House Industries Co., Ltd. (Household Durables)	2,323,222
252	East Japan Railway Co. (Transportation)	1,987,915
126,400	Fanuc Ltd. (Machinery)	12,887,627
88,300	FUJIFILM Holdings Corp. (Photo Equipment)	4,082,482
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	1,839,965
17,900	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	2,177,301
218,100	Hoya Corp. (Electronic Equipment & Instruments)	7,444,075
21,600	Idemitsu Kosan Co., Ltd. (Oil Gas & Consumable Fuels)	2,431,763
811	INPEX Holdings, Inc. (Oil Gas & Consumable Fuels)	8,332,434

321	Japan Tobacco, Inc. (Tobacco)	1,763,613
131,000	JGC Corp. (Engineering/R&D Services)	2,526,469
78,700	JS Group Corp. (Manufacturing-Diversified)	1,369,113
15,400	Keyence Corp. (Electronic Equipment & Instruments)	3,419,242
65,500	Millea Holdings, Inc. (Insurance)	2,634,828
343,200	Mitsubishi Corp. (Trading Companies & Distributors)	10,877,214
261,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,706,670
561	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	5,090,332
103,000	Mitsui & Co., Ltd. (Trading Companies & Distributors)	2,502,133
227,000	Mitsui O.S.K. Lines Ltd. (Marine Cargo Handling)	3,678,250
1,651	Mizuho Financial Group, Inc. (Commercial Banks)	9,415,803
36,800	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	2,653,061
18,600	Nintendo Co., Ltd. (Software)	9,684,632
205,000	Nippon Electric Glass Co., Ltd. (Electronic Equipment & Instruments)	3,302,133
522,400	Nissan Motor Co., Ltd. (Automobiles)	5,235,371
108,000	Nomura Holdings, Inc. (Capital Markets)	1,811,128
1,400	NTT DoCoMo, Inc. (Telecommunications Services)	1,999,129
40,500	Oracle Corp. Japan (Software)	1,851,328
7,500	ORIX Corp. (Consumer Finance)	1,710,927
26,900	Rohm Co. (Semiconductors & Semiconductor Equipment)	2,377,318
32,900	Shin-Etsu Chemical Co., Ltd. (Chemicals)	2,274,497
48,000	SMC Corp. (Machinery)	6,574,140
1,129,800	Softbank Corp. (Wireless Telecommunication Services)	20,854,818
124,800	SONY Corp. (Household Durables)	6,052,556
845,000	Sumitomo Chemical Co., Ltd. (Chemicals)	7,247,061
501,100	Sumitomo Corp. (Trading Companies & Distributors)	9,686,043
506,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	2,951,850
2,616	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	20,385,894
350,300	Suzuki Motor Corp. (Automobiles)	10,370,222
64,300	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	4,523,674
47,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,010,884
737,000	Tokyo Gas Co., Ltd. (Gas Utilities)	3,433,130
467,000	Tokyu Corp. (Road & Rail)	3,049,630
1,186,000	Toshiba Corp. (Computers & Peripherals)	11,080,348
120,500	Trend Micro, Inc. (Software)	5,214,497
43,200	Uni-Charm Corp. (Household Products)	2,651,807
21,561	Yahoo Japan Corp. (Internet Software & Services)	8,166,334
56,730	Yamada Denki Co., Ltd. (Specialty Retail)	5,616,196
342,500	Yamato Holdings Co., Ltd. (Air Freight & Logistics)	5,138,246

		278,025,986

Luxembourg (0.17%):
142,800	SES, Class - A (Media)	3,339,113

Mexico (0.85%):
262,000	America Movil SA de CV, Series L - ADR (Wireless Telecommunications Services)	16,768,000

Netherlands (3.58%):
162,626	Aegon NV (Insurance)	3,114,046
46,900	Akzo Nobel NV (Chemicals)	3,865,091
91,200	Fortis AG (Diversified Financial Services)	2,685,183
26,800	Heineken Holding NV (Beverages)	1,536,101
14,958	Heineken NV (Beverages)	981,475
419,438	ING Groep NV (Diversified Financial Services)	18,616,837
149,920	Koninklijke Ahold NV (Food- Retail) (a)	2,265,815
312,000	Koninklijke KPN NV (Diversified Telecommunications Services)	5,413,825
92,500	Reed Elsevier NV (Media)	1,756,730
574,812	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	23,734,680
219,400	Unilever NV (Food Products)	6,772,570

		70,742,353

Norway (0.40%):
154,900	DNB NOR ASA (Commercial Banks)	2,377,151
279,900	Telenor ASA (Diversified Telecommunication Services)	5,609,531

		7,986,682

Poland (0.11%):
51,200	Polski Koncern Naftowy Orlen S.A -GDR Registered (Oil Refining & Marketing) (a)	2,144,323

Singapore (0.21%):
906,350	Singapore Telecommunications Ltd. (Diversified Telecommunications Services)	2,453,553
116,360	United Overseas Bank Ltd. (Commercial Banks)	1,731,688

		4,185,241

South Africa (0.29%):
125,700	Harmony Gold Mining Co., Ltd. (Gold Mining) (a)	1,490,829
94,800	Harmony Gold Mining Co., Ltd. - ADR (Gold Mining) (a)	1,129,068
70,700	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,042,054

		5,661,951

South Korea (0.61%):
10,582	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	6,650,618
4,770	Samsung Electronics Co., Ltd., - GDR (Semiconductors & Semiconductor Equipment)	1,497,780
1,020	SK Telecom Co., Ltd. (Telecommunications)	234,124
125,600	SK Telecom Co., Ltd. - ADR (Telecommunications)	3,730,320

		12,112,842

Spain (1.59%):
433,000	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	10,149,596
275,400	Banco Santander Central Hispano SA (Commercial Banks)	5,352,033
22,200	Grupo Ferrovial SA (Construction & Engineering)	1,878,593
54,571	Industria de Diseno Textil SA (Specialty Retail)	3,677,178
166,400	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,943,196
155,774	Telefonica SA (Diversified Telecommunications Services)	4,359,877

		31,360,473

Sweden (0.87%):
84,800	Assa Abloy AB, Class B (Building Products)	1,760,633
109,300	AstraZeneca PLC (Pharmaceuticals)	5,480,270
119,600	Atlas Copco AB - A Shares (Machinery)	2,070,071
17,600	Atlas Copco AB - B Shares (Machinery)	281,403
836,200	TeliaSonera AB (Diversified Telecommunication Services)	7,561,108

		17,153,485

Switzerland (4.99%):
34,604	Adecco SA (Commercial Services & Supplies)	2,046,809
50,510	Credit Suisse Group (Capital Markets)	3,354,315
69,570	Holcim Ltd., Class B (Construction Materials)	7,686,170
29,892	Nestle SA (Food Products)	13,430,856
12,134	Nobel Biocare Holding AG (Medical Products)	3,286,292
294,030	Novartis AG (Pharmaceuticals)	16,229,749
279,152	Richemont AG INH A Units (Textiles, Apparel & Luxury Goods)	18,502,213
78,578	Roche Holding AG (Pharmaceuticals)	14,250,701
109,586	Swiss Re (Insurance)	9,762,945
14,562	Swisscom AG (Diversified Telecommunications Services)	5,538,939
16,150	Synthes, Inc. (Health Care Equipment & Supplies)	1,807,857
28,750	UBS AG (Capital Markets)	1,546,177
20,200	UBS AG - Registered (Capital Markets)	1,075,650

		98,518,673

Taiwan (0.43%):
40,690	High Tech Computer Corp. - GDR (Computers)	2,386,416
594,415	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Semiconductors & Semiconductor Equipment)	6,015,479

		8,401,895

Turkey (0.11%):
98,000	Turkcell Iletisim Hizmetleri AS -ADR (Cellular Telecom)	2,085,440

United Kingdom (8.12%):
432,400	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	1,362,280
2,342,000	BAE Systems PLC (Aerospace & Defense)	23,644,708
241,000	Barclays PLC (Commercial Banks)	2,936,018

404,988	BHP Billiton PLC (Metals & Mining)	14,499,069
166,891	Brambles Ltd. (Commercial Services & Supplies)	2,171,451
137,400	British Land Co., PLC (Real Estate Management & Development)	3,294,384
18,300	Carnival PLC (Hotels, Restaurants & Leisure)	873,800
89,300	Daily Mail & General Trust, Class - A (Media)	1,150,938
524,200	HBOS PLC (Commercial Banks)	9,807,101
263,600	HSBC Holdings PLC (Commercial Banks)	4,877,687
220,800	Lloyds TSB Group PLC (Commercial Banks)	2,450,523
173,500	Marks & Spencer Group PLC (Retail)	2,184,678
363,800	National Grid Group PLC (Utilities - Electric)	5,834,971
442,400	Premier Foods PLC (Food- Wholesale/Distribution)	2,018,273
330,700	Reed Elsevier PLC (Media)	4,181,023
342,000	Reuters Group PLC (Multimedia)	4,498,803
62,600	Rio Tinto PLC (Metals & Mining)	5,414,636
1,459,700	Royal Bank of Scotland Group PLC (Commercial Banks)	15,677,716
95,266	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,921,262
391,900	SABMiller PLC (Beverages)	11,160,263
287,400	Scottish & Southern Energy (Electric Utilities)	8,884,053
255,900	Standard Chartered PLC (Commercial Banks)	8,376,261
694,500	Tesco PLC (Food & Staples Retailing)	6,240,853
1,839,826	Vodafone Group PLC (Wireless Telecommunication Services)	6,643,262
57,133	Xstrata PLC (Metals & Mining)	3,791,646
517,800	Yell Group PLC (Media)	4,544,428

		160,440,087

		1,157,117,433

Causeway Capital (6.76%):
Canada (0.05%):
23,920	Manulife Financial Corp. (Insurance)	986,484

Finland (0.10%):
84,414	UPM-Kymmene Oyj (Paper & Forest Products)	2,041,265

France (1.14%):
22,839	Accor SA (Hotels, Restaurants & Leasure)	2,027,427
105,251	AXA SA (Insurance)	4,709,103
19,704	BNP Paribas (Commercial Banks)	2,155,933
101,353	France Telecom SA (Diversified Telecommunication Services) (b)	3,394,522
55,619	Publicis Groupe SA (Media)	2,287,059
33,747	Sanofi-Aventis (Pharmaceuticals)	2,857,159
37,420	Technip SA (Energy Equipment & Services)	3,345,263
21,000	Vinci SA (Road Construction)	1,640,513

		22,416,979

Germany (0.86%):
40,739	Bayer AG (Chemicals)	3,235,375
28,227	Bayerische Motoren Werke AG (Automobiles)	1,825,160
106,342	Deutsche Post AG (Air Freight & Logistics)	3,087,035
22,524	E.ON AG (Electric Utilities)	4,156,612
34,615	Siemens AG (Industrial Conglomerates)	4,750,333

		17,054,515

Ireland (0.28%):
91,454	Allied Irish Banks PLC (Commercial Banks)	2,195,856
86,648	CRH PLC (Construction Materials)	3,414,724

		5,610,580

Italy (0.10%):
225,724	UniCredito Italiano SpA (Commercial Banks)	1,931,025

Japan (0.51%):
52,000	Astellas Pharma, Inc. (Pharmaceuticals)	2,494,732
85,500	Honda Motor Co., Ltd. (Automobiles)	2,873,574
269	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2,440,819
7,500	Sankyo Co., Ltd. (Leisure Equipment & Products)	303,657
76,000	Yamaha Motor Co., Ltd. (Automobiles)	1,938,877

		10,051,659

Netherlands (0.58%):
15,440	Akzo Nobel NV (Chemicals- Diversified)	1,272,431
85,862	ING Groep NV (Insurance)	3,811,001
51,117	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	2,306,737
110,545	Reed Elsevier NV (Media)	2,099,435
48,193	TNT NV (Air Freight & Logistics)	2,020,181

		11,509,785

Norway (0.14%):
54,100	Aker Kvaerner ASA (Building - Heavy Construction)	1,724,225
51,400	Telenor ASA (Diversified Telecommunication Services)	1,030,117

		2,754,342

South Korea (0.26%):
5,400	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	3,393,813
27,468	Shinhan Financial Group Ltd. (Commercial Banks)	1,795,373

		5,189,186

Spain (0.24%):
168,209	Telefonica SA (Diversified Telecommunication Services)	4,707,914

Sweden (0.18%):
883,000	Ericsson LM, B Shares (Telecommunications)	3,536,386

Switzerland (0.37%):
34,763	Credit Suisse Group (Capital Markets)	2,308,574
33,610	Novartis AG (Pharmaceuticals)	1,855,191
3,841	Syngenta AG (Chemicals)	828,257
8,011	Zurich Financial Services AG (Insurance)	2,403,644

		7,395,666

United Kingdom (1.95%):
453,699	BAE Systems PLC (Aerospace & Defense)	4,580,521
234,466	BP PLC (Oil Gas & Consumable Fuels)	2,722,110

212,408	British Airways PLC (Airlines) (a)	1,665,378
155,369	British American Tobacco PLC (Tobacco)	5,568,758
319,160	Compass Group PLC (Food & Staples Retailing)	1,971,857
97,844	GlaxoSmithKline PLC (Pharmaceuticals)	2,596,176
128,227	HBOS PLC (Commercial Banks)	2,398,961
158,800	HSBC Holdings PLC (Commercial Banks)	2,905,065
525,736	Kingfisher PLC (Specialty Retail)	1,923,070
253,150	Royal Bank of Scotland Group PLC (Commercial Banks)	2,718,925
63,140	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	2,598,917
121,347	Unilever PLC (Food Products)	3,835,460
770,196	Vodafone Group PLC (Wireless Telecommunication Services)	2,781,031

		38,266,229

		133,452,015

Total Common/Preferred Stocks (Cost $1,412,132,151)		1,926,643,433

Rights (0.02%):
Capital Guardian Trust Co. (0.02%):
Austria (0.00%):
22,100	Raiffeisen International Bank-Holding AG Rights (Commercial Banking)	0
26,100	Wienerberger AG Rights (Building & Construction)	0

Belgium (0.02%):
91,200	Fortis Rights (Commercial Banks)	485,023

Total Rights (Cost $492,487)		485,023

Shares or Principal Amount	Security Description	Value
Time Deposit (2.35%):
Artisan Partners LP (1.23%):
24,264,874	Eurodollar Time Deposit, 4.50%, 10/01/07	24,264,874

Capital Guardian Trust Co. (0.78%):
15,420,194	Eurodollar Time Deposit, 4.50%, 10/01/07	15,420,194

Causeway Capital (0.34%):
6,633,749	Eurodollar Time Deposit, 4.50%, 10/01/07	6,633,749

Total Time Deposit (Cost $46,318,817)		46,318,817

Total Investments (Cost $1,458,943,455) - 99.92%		1,973,447,273
Other assets in excess of liabilities - 0.08%		1,665,078

NET ASSETS - 100.00%		$1,975,112,351

(a)	Represents non-income producing security.
(b)	Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

ADR – American Depositary Receipt

FDR – Fiduciary Depositary Receipt

GDR – Global Depositary Receipt

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Trade Date	Settlement Date	Value on Trade Date	Value on 9/30/2007	Unrealized Gain/Loss
	Currencies Purchased
653,802,864	Japanese Yen	9/11/2007	12/6/2007	5,800,341	5,738,542	(61,799)

	Total Currency Purchased			$5,800,341	$5,738,542	$(61,799)

	Currencies Sold
653,802,864	Japanese Yen	9/5/2007	12/6/2007	5,746,000	5,738,542	7,458
406,131,385	Japanese Yen	9/18/2007	12/20/2007	3,681,516	3,570,782	110,734
216,870,127	Japanese Yen	9/18/2007	12/20/2007	2,003,404	1,906,762	96,641
405,341,050	Japanese Yen	9/18/2007	12/20/2007	3,627,643	3,563,834	63,810
217,570,855	Japanese Yen	9/18/2007	12/20/2007	1,934,443	1,912,923	21,520
858,751	Swiss Franc	8/27/2007	10/30/2007	768,208	739,449	28,759
4,215,894	Swiss Franc	8/28/2007	10/30/2007	3,807,526	3,630,199	177,328

	Total Currency Sold			$21,568,740	$21,062,491	$506,250

	Net Unrealized Gain/(Loss)					$444,451

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments	September 30, 2007

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 89.24%
Alabama - 0.29%
Alabama Housing Financial Authority, AMT	5.65%	6/1/08	$625,000	$632,975
Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	565,000	572,887
Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	500,000	518,360

				1,724,222

Alaska - 1.60%
Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	400,000	406,280
Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,735,000	5,606,651
Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,445,000	3,356,532

				9,369,463

Arizona - 4.34%
Arizona Health Facilities Authority Revenue, Banner Health, Series B (a)	4.40	1/1/37	9,500,000	9,074,969
Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,000,000	2,122,540
Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,510,000	2,615,821
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	320,000	320,310
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	100,000	100,745
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	345,000	349,244
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	365,000	370,632
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	380,000	386,798
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	395,000	407,794
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	250,000	262,075
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	335,000	351,636
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	460,000	487,043
Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	430,000	454,811
Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	250,000	257,413
Phoenix Health Facilities Authority Hospital, ETM	6.25	9/1/11	410,000	423,694
Pinal County Arizona Certificates Participation	3.50	12/1/08	850,000	845,215
Pinal County Arizona Certificates Participation	4.00	12/1/10	145,000	144,482
Pinal County Arizona Certificates Participation	5.00	12/1/14	1,895,000	2,002,219
Pinal County Arizona Certificates Participation	5.25	12/1/15	2,420,000	2,583,326
Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	245,000	248,200
Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	95,000	96,821
Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	175,000	178,420

Pinal County Individual Development Authority Correctional Facilities, Florence West Prison, Series A	3.88	10/1/09	1,370,000	1,354,903

				25,439,111

Arkansas - 1.38%
Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	135,000	131,672
Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	860,000	865,676
Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	530,000	533,551
Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	970,000	979,273
Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	630,000	640,515
Jefferson County Arkansas Health Care, ETM	7.40	12/1/10	100,000	106,667
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/11	500,000	504,370
North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health	4.00	12/1/16	1,025,000	1,014,104
Pine Bluff Arkansas Industrial Development Revenue	5.50	11/1/07	500,000	500,710
Springdale Arkansas Sales & Use Tax Revenue	4.00	7/1/16	305,000	305,174
Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	3,400	3,407
Stuttgart Arkansas Sales & Use Tax Revenue	4.20	10/1/31	1,645,000	1,613,974
Union County Arkansas Residential Housing Facilities Board Revenue, ETM	7.88	10/1/10	90,000	96,431
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	505,000	499,718
Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	280,000	285,827

				8,081,069

California - 3.85%
ABAG Finance Authority for Non-Profit Corporations, Certificates of Participation, American Baptist Homes	5.50	10/1/07	80,000	80,000
ABAG Finance Authority for Non-Profit Corporations, Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	500,000	509,390
California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	800,000	816,000
California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,400,000	4,403,783
California State, GO	6.25	4/1/08	255,000	258,557
California State, GO	4.00	2/1/09	100,000	100,782
California State, GO	5.00	3/1/09	100,000	102,197
California State, GO	6.75	8/1/10	100,000	108,447
California State, GO	6.30	9/1/11	250,000	274,220
California State, Water Residential Development	5.10	3/1/10	75,000	75,049
California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	270,000	267,589

California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,105,000	1,161,311
Colton California Redevelopment Agency, ETM	7.25	8/1/11	50,000	54,035
Contra Costa California Home Mortgage Finance Authority, ETM, Zero Coupon (MBIA) (a)	0.00	9/1/17	1,215,000	635,506
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	40,000	40,415
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)	6.70	6/1/24	5,000	5,020
Emeryville California Redevelopment Agency	7.50	9/1/11	50,000	54,170
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	30,000	30,090
Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	5.23	11/15/25	1,900,000	1,895,478
Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	5.25	11/15/26	2,100,000	2,094,855
Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	5.27	11/15/27	3,000,000	2,992,439
Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	435,000	443,417
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, AMT	5.85	12/1/27	170,000	170,607
Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	1,920,000	1,923,091
Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	50,000	50,038
Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	15,000	16,159
Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	120,000	121,188
Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	25,000	26,013
Sacramento California Municipal Utilities, ETM	6.13	6/1/11	245,000	256,718
San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	80,000	84,920
Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,455,000	2,532,333
Turlock California Public Financing Authority	5.25	9/1/15	110,000	114,002
Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	760,000	884,298

				22,582,117

Colorado - 2.25%
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,000	80,194
Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,000	120,348
Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	310,000	313,314
Aurora Colorado Housing Authority	7.30	5/1/10	10,000	10,029
Colorado Educational & Cultural Facilities Authority Revenue	5.00	6/15/14	1,070,000	1,146,569

Colorado Educational & Cultural Facilities Authority Revenue	4.10	8/15/14	2,355,000	2,410,130
Colorado Housing Financial Authority	6.50	5/1/16	20,000	20,664
Colorado Housing Financial Authority	6.55	5/1/25	28,000	28,382
Colorado Housing Financial Authority (FHA)	5.70	10/1/21	55,000	55,109
Colorado Housing Financial Authority, AMT	6.40	11/1/24	115,000	117,354
Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	20,000	20,127
Denver Colorado City & County Multi-Family Housing, AMT (FHA)	5.10	11/1/07	5,000	5,002
E-470 Business Metropolitan District Colorado	5.13	12/1/17	750,000	775,433
EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,515,000	3,393,134
EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/20	2,655,000	2,541,923
Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	135,000	136,742
Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,750,000	1,830,937
University of Colorado Registrants Participation Institutes	6.00	12/1/13	200,395	210,974

				13,216,365

Connecticut - 0.50%
Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	740,000	767,350
Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,040,000	2,149,793

				2,917,143

Delaware - 0.48%
Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,000	5,082
Delaware State Economic Development Authority Revenue, Water Development, Wilmington, Series B	6.45	12/1/07	1,160,000	1,164,674
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	820,000	823,231
Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	575,000	582,435
Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	100,000	99,491
Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	135,000	142,201

				2,817,114

District of Columbia - 1.55%
District Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,980,000	1,915,274
District of Columbia Certificates Participation	5.25	1/1/09	100,000	102,071
District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	140,000	142,092
District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	50,000	50,079
District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	15,000	15,011

District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	910,000	926,935
District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	215,000	220,027
District of Columbia Revenue, Georgetown University, Series A	6.00	4/1/18	250,000	258,015
District of Columbia, Series B (FSA)	5.50	6/1/14	220,000	228,598
District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,040,000	5,231,166

				9,089,268

Florida - 4.09%
Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,290,000	2,435,736
Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	10,000	10,187
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM	8.63	12/1/07	30,000	30,238
Daytona Beach Florida Water & Sewer, ETM	6.75	11/15/07	130,000	130,475
Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,600,000	2,653,092
Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	155,000	162,087
Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,695,000	1,675,270
Highlands County, Florida, Health Facilities Authority, Revenue, Series A, Pre-Refunded 11/15/11 @ 101	6.00	11/15/31	6,750,000	7,403,669
Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	675,000	693,056
Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,290,000	1,291,613
Jacksonville Florida, Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	105,000	108,197
Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	25,000	29,271
Key West Florida Utilities Board, Electricity Revenue, Series 1980 D, ETM	9.00	10/1/07	65,000	65,000
Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,000,000	1,068,920
Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	95,000	106,974
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	45,000	45,805
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	155,000	155,804
Miami-Dade County Florida Special Obligation, Zero Coupon (a)	0.00	10/1/35	500,000	468,320
Okaloosa County Florida, Water and Sewer Revenue	4.50	7/1/25	1,370,000	1,361,629
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	145,000	152,021
Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	700,000	734,958
Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	750,000	736,905
Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	20,000	23,540

Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	120,000	122,833
Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,000,000	1,106,270
St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,000	66,139
Tampa Florida Allegany Health Systems, St. Marys, ETM	5.75	12/1/07	20,000	20,069
Tampa Florida Excise Tax, Revenue Bond, ETM	6.13	10/1/07	5,000	5,000
Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	60,000	60,457
Vero Beach Florida Electricity Revenue, ETM	6.50	12/1/07	40,000	40,186
Volusia County Florida Educational Facilities Authority Revenue	5.00	10/15/25	1,000,000	997,630

				23,961,351

Georgia - 0.74%
Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	350,000	352,244
Atlanta Georgia New Public Housing Authority	5.00	5/1/08	75,000	75,627
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,000	5,069
Emanuel County Georgia, GO	5.15	8/1/10	125,000	126,663
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	70,000	70,683
Savannah Georgia Economic Development Authority	6.20	10/1/09	200,000	204,346
Savannah Georgia Economic Development Authority	6.50	10/1/13	200,000	214,550
Savannah Georgia Economic Development Authority (ACA)	6.88	11/15/11	500,000	527,700
Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,685,000	2,753,682

				4,330,564

Hawaii - 0.16%
Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	640,000	659,097
Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	265,000	269,447

				928,544

Idaho - 0.83%
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.30	11/1/07	105,000	105,132
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.40	11/1/08	110,000	110,163
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.50	11/1/09	110,000	110,152
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.60	11/1/10	5,000	5,007
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.70	11/1/11	5,000	5,007
Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC)	5.80	11/1/12	5,000	5,007
Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	110,000	106,664

Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	360,000	345,452
Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	100,000	103,749
Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	100,000	102,760
Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	40,000	41,127
Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,650,000	1,540,176
Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,600,000	1,493,504
Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	10,000	10,096
Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.25	7/1/11	15,000	15,093
Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.10	7/1/12	30,000	30,233
Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	705,000	711,408

				4,840,730

Illinois - 8.34%
Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	385,000	413,806
Bartlett Illinois Tax Increment Revenue, Senior Lien Quarry Redevelopment Project	5.60	1/1/23	2,000,000	2,023,100
Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	380,000	385,217
Bolingbrook Illinois Sales Tax Revenue, Zero Coupon (a)	0.00	1/1/15	555,000	552,208
Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	535,000	567,469
Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,000,000	3,152,490
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,000	40,243
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,000	40,735
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,000	40,730
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	55,000	56,535
Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	55,000	56,950
Chicago Illinois, O'Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	475,000	502,859
Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	500,000	524,885
Cook County Illinois School District No. 99 Cicero (FGIC)	9.00	12/1/15	1,000,000	1,247,920
Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	990,000	980,427
Gilberts Illinois Special Services Area No 9 Special Tax	4.40	3/1/25	3,586,000	3,488,030
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,455,000	2,578,339
Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,435,000	5,701,423
Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	70,000	70,002

Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	930,000	941,169
Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	380,000	384,837
Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	380,000	383,386
Illinois Educational Facilities Authority Revenue, Zero Coupon (a)	0.00	7/1/14	2,125,000	1,389,665
Illinois Educational Facility Authority Revenue	4.60	10/1/08	250,000	250,703
Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,250,000	1,241,375
Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	900,000	910,251
Illinois Health Facilities Authority Revenue, Hospital Sisters Services Income, Series A	4.50	12/1/23	6,500,000	6,504,874
Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center	6.75	12/1/08	135,000	137,492
Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	45,000	45,297
Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,000	101,099
Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	645,000	631,042
Lake County Illinois Community School District, Zero Coupon (FSA) (a)	0.00	12/1/17	1,640,000	1,072,888
Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	90,000	108,396
Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	180,000	213,601
Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,746,000	2,718,952
Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	325,000	344,708
Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,190,000	2,196,329
Rockford-Concord Commons Housing, Concord Commons Project (FHA)	6.15	11/1/22	450,000	455,009
Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	1,425,000	1,398,538
Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,875,000	1,877,606
Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	350,000	365,509
Schaumburg Illinois Special Assessment	6.75	12/1/28	1,440,000	1,488,686
Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	445,000	466,939
Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (b)	5.90	2/1/14	290,000	291,343
Woodridge Illinois, Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	605,000	619,556

				48,962,618

Indiana - 1.93%
Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	160,000	161,898
Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,170,000	1,170,351
Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,440,000	1,438,517
Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	550,000	528,545
Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	30,000	30,249

Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,000	80,191
Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	80,000	80,827
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,000	95,326
Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	110,000	112,325
Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230,000	232,118
Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	385,000	393,062
Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Refunded (MBIA)	5.00	11/1/10	165,000	168,472
Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	600,000	571,104
Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	40,000	40,918
IPS Multi-School Building Corp. (FSA)	4.50	1/15/31	2,500,000	2,405,549
Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,390,000	1,454,343
Lawrence Indiana, Multi-Family Revenue, AMT	5.05	1/1/08	10,000	10,015
Lawrence Indiana, Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)	5.15	6/1/24	530,000	531,680
Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,735,000	1,692,597
Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	125,000	129,300

				11,327,387

Iowa - 1.72%
Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	965,000	991,557
Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,115,000	1,147,357
Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	500,000	511,120
Tobacco Settlement Authority, Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,050,000	4,357,962
Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,775,000	1,750,044
Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,400,000	1,330,630

				10,088,670

Kentucky - 1.00%
Jefferson County Kentucky, Health Facilities Revenue, Alliant Health System, Pre-Refunded	5.13	10/1/27	335,000	341,037
Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	50,000	51,154
Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project	5.13	8/1/18	300,000	306,102
Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	165,000	169,617

Louisville Kentucky Water Revenue	6.13	11/15/13	115,000	122,290
Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,585,000	4,856,981

				5,847,181

Louisiana - 3.71%
East Baton Rouge Parish Louisiana Hospital District No. 3, Woman's Hospital Foundation, ETM	7.20	10/1/08	80,000	81,310
Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	500,000	542,640
Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	10,000	10,011
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	160,000	165,646
Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	395,000	404,966
Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD)(FHA)	4.15	12/1/12	1,085,000	1,076,005
Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD)(FHA)	4.25	12/1/14	1,200,000	1,192,620
Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	320,000	314,678
Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,030,000	1,109,877
Louisiana Public Facilities Authority Revenue, Baton Rouge General Medical Center	5.25	7/1/24	1,050,000	1,092,819
Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA) (a)	4.29	2/15/36	10,000,000	9,774,701
Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	155,000	162,221
Louisiana State Military Department Custody Recipients	3.40	12/1/11	1,460,000	1,484,995
New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	2,946,000	3,135,310
Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,175,000	1,232,975

				21,780,774

Maine - 0.04%
Maine Finance Authority Revenue, AMT	5.20	7/1/18	175,000	178,060
Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	60,000	61,666

				239,726

Maryland - 1.86%
Annapolis Maryland Economic Development Revenue, St. Johns College, Pre-Refunded	5.00	10/1/07	45,000	45,000
Annapolis Maryland Economic Development Revenue, St. Johns College, Pre-Refunded	5.00	10/1/08	50,000	50,717
Annapolis Maryland Economic Development Revenue, St. Johns College, Unrefunded	5.00	10/1/07	10,000	10,000
Annapolis Maryland Economic Development Revenue, St. Johns College, Unrefunded	5.00	10/1/08	15,000	15,071

Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	95,000	96,591
Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	750,000	756,563
Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,000,000	1,103,760
Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,000	10,097
Tax Exempt Municipal Infrastructure Improvement Transit Maryland (LOC) *	3.80	5/1/08	8,817,000	8,795,309

				10,883,108

Massachusetts - 2.01%
Boston Massachusetts Industrial Development Finance Authority, Northend Community, Series A (FHA)	6.45	8/1/37	420,000	441,000
Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	110,000	117,099
Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	335,000	388,975
Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	3,230,000	3,421,733
Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	530,000	537,796
Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,000	25,266
Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	50,000	50,749
Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,670,000	1,773,006
Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College Project	5.80	10/1/17	545,000	555,900
Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	440,000	451,431
Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	500,000	506,660
Massachusetts State, Series D, Pre-Refunded 8/1/12 @ 100 (MBIA)	5.38	8/1/22	3,290,000	3,546,488

				11,816,103

Michigan - 1.45%
Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	500,000	507,825
Grand Rapids Charter Township Michigan	5.20	7/1/14	210,000	213,812
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	285,000	285,177
Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	250,000	246,598
Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	760,000	775,534
Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,715,000	2,879,012
Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	220,000	227,746
Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals	7.13	5/1/09	115,000	118,946

Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,300,000	1,358,656
Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	35,000	36,003
Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,145,000	1,159,244
Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	540,000	563,944
Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	125,000	131,861

				8,504,358

Minnesota - 0.22%
Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	100,000	107,057
Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	75,000	80,664
North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	10,000	10,178
Rochester Minnesota Hospital Revenue	5.75	10/1/07	40,000	40,000
White Earth Band of Chippewa Indians, Revenue, Series A (ACA)	7.00	12/1/11	1,000,000	1,032,030

				1,269,929

Mississippi - 0.42%
Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	140,000	140,525
Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	85,000	85,365
Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	980,000	986,340
Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	700,000	706,692
Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	505,000	518,246

				2,437,168

Missouri - 1.19%
Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	40,000	41,793
Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	545,000	579,558
I470 & 350 Transportation Development District, Missouri Transportation Sales Tax Revenue, Refunded & Improvement (Radian)	4.60	6/1/29	1,700,000	1,619,200
Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	790,000	830,859
Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	230,000	231,743
Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	250,000	246,900
Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf	5.70	1/1/18	100,000	100,516
Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	230,000	227,281
Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project	5.75	3/1/16	200,000	201,850

Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,000	180,110
Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,000	180,121
Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	65,000	66,176
St. Charles County Missouri Health Care, AMT	5.40	11/15/16	360,000	362,311
St. Louis Missouri School District	6.00	4/1/12	115,000	116,475
Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	885,000	859,556
Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	1,000,000	959,081
Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	100,000	96,336
Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	75,000	71,720

				6,971,586

Montana - 0.43%
Montana Facilities Finance Authority Revenue, Benefis Health System (Assured GTY)	5.00	1/1/13	1,250,000	1,324,912
Montana State Board Investment Payroll Tax, Workers Compensation Project , ETM, (MBIA)	6.88	6/1/11	185,000	189,059
Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	240,000	247,106
Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	360,000	370,660
Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	375,000	386,104

				2,517,841

Nebraska - 0.93%
Clay County Nebraska Industrial Development Revenue, AMT	4.75	3/15/09	425,000	426,879
Clay County Nebraska, AMT (LOC)	5.25	3/15/14	390,000	393,615
Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,100,000	1,122,968
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,000	40,031
Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,000	50,045
Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	475,000	465,942
Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	765,000	749,356
Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	1,030,000	1,049,354
Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	1,000,000	1,013,570
Nebraska Investment Financial Authority, Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	120,000	120,116

				5,431,876

Nevada - 0.10%
Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	45,000	45,637
Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	495,000	507,354
Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	5,000	5,009
Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	10,000	9,975
Nevada Housing Division, Single Family Mortgage, AMT	6.35	10/1/07	5,000	5,000
Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,000	35,172

				608,147

New Hampshire - 0.49%
New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	500,000	510,815
New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,200,000	1,218,924
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,000	45,400
New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	495,000	501,836
New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,000	55,064
New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	525,000	536,156

				2,868,195

New Jersey - 5.07%
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/08	70,000	70,709
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	75,000	76,858
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	80,000	83,123
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	80,000	84,170
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	85,000	90,436
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	90,000	96,731
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	90,000	97,455
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	95,000	103,433
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	100,000	109,321
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	105,000	115,015
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	105,000	114,991
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	110,000	120,381
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	115,000	125,971
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	120,000	131,600
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	125,000	137,299
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	130,000	143,099
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	135,000	148,867
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	140,000	154,599
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	145,000	160,293
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	150,000	165,944
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	160,000	177,085
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	170,000	187,927
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	175,000	193,424
Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	185,000	204,392

Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	30,000	30,891
Berkeley Twp New Jersey General Obligation	4.50	7/1/18	465,000	479,564
Berkeley Twp New Jersey General Obligation	4.50	7/1/19	720,000	738,281
Berkeley Twp New Jersey General Obligation	4.50	7/1/20	719,000	733,553
Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,190,000	2,331,977
Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	7,555,000	8,131,521
Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	200,000	203,198
Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,000	50,548
Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,175,000	1,197,020
Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,220,000	1,308,828
Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,275,000	1,377,650
Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	1,675,000	1,735,969
Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	135,000	136,520
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,500,000	5,531,954
New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,500,000	1,486,245
New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	500,000	576,885
New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	200,000	201,208
New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	5,000	5,029
New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	170,000	178,619
Passaic County New Jersey, GO	5.00	9/15/12	175,000	179,055

				29,707,638

New Mexico - 0.23%
Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	30,000	30,883
Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	10,000	10,347
Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,300,000	1,305,031

				1,346,261

New York - 5.93%
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	125,000	128,444
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	110,000	113,147
Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	335,000	341,596
Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/07	165,000	164,774

Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/08	305,000	302,295
Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	315,000	310,439
Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	185,000	180,910
Capital District Youth Center New York (LOC)	6.00	2/1/17	125,000	126,199
East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	895,000	969,133
East Rockaway New York Union Free School District General Obligation	4.50	7/1/18	900,000	929,520
East Rockaway New York Union Free School District General Obligation	4.50	7/1/20	760,000	777,054
East Rockaway New York Union Free School District General Obligation	4.50	7/1/21	765,000	779,359
Long Island Power Authority Electrical Systems Revenue, Series B	5.00	6/1/11	500,000	523,435
New York City Industrial Development Agency, College of Aeronautics Project	5.20	5/1/09	70,000	72,086
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	760,000	800,820
New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,285,000	2,508,359
New York State Dormitory Authority Revenue	4.70	2/15/35	10,000,000	9,597,899
New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	320,000	321,462
New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	745,000	763,349
New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	135,000	137,734
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	4.90	8/1/21	60,000	60,274
New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,670,000	4,016,485
New York State Dormitory Authority Revenue, Second Hospital	5.00	2/15/10	600,000	612,360
New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,510,000	5,979,561
New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,295,000	1,371,470
New York State Dormitory Authority Revenues (MBIA-IBC)	5.70	8/15/09	65,000	66,141
New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	550,000	559,482
New York State Housing Financial Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	780,000	767,762
New York State Urban Development Corp. Revenue, Community Enhancement Facilities	5.13	4/1/12	300,000	310,374
New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank Street College Project (RADIAN)	4.50	12/1/07	160,000	160,146
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	300,000	304,017
Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	245,000	248,276

Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	100,000	102,813
Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	160,000	160,597
Triborough Bridge & Tunnel Authority	7.25	1/1/10	60,000	62,575
Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	200,000	200,920

				34,831,267

North Carolina - 0.48%
Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens (HUD, Section 8)	10.50	5/1/11	15,000	16,515
New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,125,000	1,226,206
North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,180,000	1,174,253
North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	130,000	133,493
North Carolina Medical Care, Community Hospital Revenue Bond, ETM	7.63	10/1/08	265,000	269,905

				2,820,372

North Dakota - 0.68%
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,250,000	1,278,663
Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,650,000	1,687,669
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.55	1/1/08	65,000	64,999
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	110,000	111,735
North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	110,000	111,746
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	60,000	59,963
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,000	160,326
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,000	65,269
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	190,000	191,347
North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	180,000	181,273
North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,000	75,411

				3,988,401

Ohio - 2.08%
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.25	11/15/14	500,000	522,285
Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,000,000	1,026,710
Hancock County Ohio, Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	250,000	250,030

Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	575,000	588,955
Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	165,000	165,099
Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,320,000	2,274,876
Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	500,000	530,145
Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,500,000	3,639,021
Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	250,000	264,815
Port of Greater Cincinnati Development Authority, Economic Development Revenue	5.00	10/1/25	780,000	774,509
Portage County Ohio Hospital Revenue, ETM	6.70	12/1/07	30,000	30,149
Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	65,000	65,905
Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	210,000	216,825
Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	230,000	236,012
Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	655,000	648,594
University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	1,000,000	981,820

				12,215,750

Oklahoma - 1.52%
Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.70	9/1/32	490,000	507,292
Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	210,000	213,083
Grand River Dam Authority Oklahoma Revenue	6.25	11/1/08	30,000	30,397
Oklahoma Housing Finance Agency, Multi-Family (FNMA)	5.10	12/1/07	85,000	85,039
Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue	6.95	11/1/07	15,000	15,038
Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	520,000	524,311
Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,650,000	1,660,148
Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	5,830,000	5,871,626

				8,906,934

Oregon - 0.01%
Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	35,000	35,062

Pennsylvania - 11.98%
Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	260,000	264,399
Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM	5.50	8/15/10	125,000	127,206
Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	30,000	31,406

Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	110,000	111,109
Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, AMT, SUB (GNMA)	5.75	5/1/33	1,605,000	1,616,780
Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,000	25,376
Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	455,000	461,598
Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	185,000	187,684
Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	810,000	794,424
Blair County Hospital Authority, ETM	6.90	7/1/08	25,000	25,627
Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	750,000	769,155
Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,420,000	1,440,647
Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	395,000	399,874
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.00	10/15/07	105,000	105,048
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,000	10,012
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,000	70,087
Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,000	95,131
Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,300,000	1,240,044
Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,420,000	1,444,267
Chester Upland School District Pennsylvania	4.00	5/15/11	1,525,000	1,526,067
Chester Upland School District Pennsylvania	4.20	5/15/13	1,240,000	1,246,051
Chester Upland School District Pennsylvania	4.75	9/15/15	1,525,000	1,621,425
Chester Upland School District Pennsylvania	4.90	9/15/17	1,065,000	1,125,247
Chester Upland School District Pennsylvania	4.95	9/15/18	1,405,000	1,475,572
Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	125,000	123,535
Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	135,000	133,568
Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	145,000	143,528
Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	545,000	540,417
Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	290,000	289,986
Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	60,000	63,926
Dauphin County Pennsylvania, GO (XLCA) (a)	3.92	11/15/23	3,000,000	2,999,999
Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,000	80,749
Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	4.85	10/1/07	50,000	50,000

Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	840,000	845,032
Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	85,000	85,150
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,050,000	1,075,064
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,105,000	1,134,934
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,155,000	1,189,015
Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,215,000	1,251,171
Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project	6.25	4/1/30	200,000	212,586
Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Pre-Refunded 7/1/10 @ 101	7.63	7/1/30	750,000	835,163
Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue	5.50	7/1/12	920,000	989,736
Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)	4.34	6/1/37	8,000,000	7,591,599
Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,000	200,944
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,000	10,076
Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,000	110,751
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.55	6/15/08	350,000	353,500
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.65	6/15/09	370,000	373,700
Fayette County Pennsylvania Hospital Authority, Hospital Revenue	5.75	6/15/15	1,000,000	1,010,000
Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85,000	86,219
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,000	50,301
Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,000	40,223
Lancaster Pennsylvania Higher Education Authority, College Revenue, Franklin & Marshall College	5.00	4/15/23	500,000	517,545
Lancaster Pennsylvania School District (FSA)	4.25	6/1/27	375,000	358,118
Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	250,000	241,488
Lancaster Pennsylvania School District, Series A (FSA)	4.20	6/1/23	315,000	303,414
Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	800,000	799,664
McKeesport Pennsylvania Area School District	5.00	4/1/13	340,000	348,667
Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	235,000	250,487
Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,300,000	1,310,738
Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,800,000	1,872,755

Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	90,000	90,895
Pennsylvania Housing Finance Agency, Rental Housing, AMT, Zero Coupon (a)	0.00	4/1/30	190,000	180,527
Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	540,000	542,603
Pennsylvania State Higher Education Facilities Authority, Health Services Revenue (MBIA)	5.40	11/15/07	150,000	150,290
Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,000	50,629
Pennsylvania State Higher Educational Facilities Authority Revenue	5.25	11/1/18	680,000	702,086
Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	6.00	6/1/29	1,100,000	1,166,649
Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	800,000	815,832
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue	5.88	11/15/16	310,000	313,897
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	740,000	765,893
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,000,000	2,130,119
Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	100,000	101,225
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	105,000	105,674
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	145,000	147,788
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	205,000	209,350
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	200,000	205,236
Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	135,000	139,130
Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	350,000	354,400
Pennsylvania State Higher Educational Facilities, St. Joseph's University (RADIAN)	5.25	12/15/17	1,000,000	1,035,240
Pennsylvania State Higher Educational Facilities, St. Joseph's University (RADIAN)	5.25	12/15/18	1,000,000	1,030,680
Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	500,000	514,035
Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	375,000	364,478
Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,455,000	1,498,111
Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,000	59,912
Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	10,000	10,041
Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	705,000	732,664
Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	80,000	80,936

Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	620,000	644,329
Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	585,000	607,955
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	70,000	69,646
Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,000	59,788
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	250,000	254,168
Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,500,000	2,542,774
Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	800,000	811,144
Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	950,000	1,023,435
Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)	5.25	2/1/15	900,000	927,504
Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,000,000	1,046,760
Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	140,000	140,708
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	735,000	751,986
Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	840,000	859,412
Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project (FGIC)	5.20	6/1/11	25,000	25,314
Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,000	35,538
Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	325,000	328,559
Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,000	50,474
Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	250,000	252,623
St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,000,000	1,105,240
Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	35,000	35,756
Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	15,000	15,267
Wayne Pike Pennsylvania Joint School Authority School, ETM	6.00	12/1/07	25,000	25,068
Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	190,000	193,205
York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,000	496,575

York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	280,000	276,570
York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	100,000	99,964
York Township Water & Sewer, ETM	6.00	8/1/13	45,000	47,782

				70,313,848

Puerto Rico - 0.04%
University of Puerto Rico Revenues	5.50	6/1/12	245,000	245,348

Rhode Island - 0.41%
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	105,000	111,469
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	105,000	111,080
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	110,000	115,477
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	120,000	125,623
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	125,000	130,039
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	130,000	134,583
Providence Rhode Island Redevelopment Agency, Certificates of Participation, Series A (RADIAN)	3.13	9/1/08	555,000	548,290
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	880,000	900,521
Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG) (a)	0.00	11/1/12	270,000	198,617

				2,375,699

South Carolina - 0.37%
Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston, AMT	5.10	1/1/08	95,000	95,333
Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,315,000	1,402,198
South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	615,000	617,503
South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	42,000	42,312

				2,157,346

Tennessee - 0.70%
Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	75,000	78,593
Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	320,000	340,966
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project, Series A, Pre-Refunded 10/1/07 @ 105	9.00	10/1/22	60,000	63,000
Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,745,000	1,760,671
Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,100,000	1,209,186

Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	640,000	647,155

				4,099,571

Texas - 5.82%
Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	935,000	1,022,731
Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	340,000	358,397
Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	354,000	360,676
Brazoria County Texas Municipal Utilities District No. 6	7.00	9/1/09	100,000	105,841
Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	190,000	201,079
Capital Area Housing Finance Corp., AMT	6.50	11/1/19	116,600	117,498
Dallas Texas Independent School District, Pre-Refunded 2/15/12 @ 100 (PSF)	5.50	2/15/16	4,240,000	4,566,182
Dallas Texas, GO	5.13	2/15/12	295,000	300,935
Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	475,000	481,607
Del Rio Texas, GO (Asset GTY)	7.50	4/1/08	5,000	5,089
Del Rio Texas, GO (Asset GTY)	7.50	4/1/09	55,000	56,064
Del Rio Texas, GO (Asset GTY)	6.50	4/1/10	5,000	5,072
Del Rio Texas, GO (Asset GTY)	5.55	4/1/11	5,000	5,049
Del Rio Texas, GO (Asset GTY)	5.65	4/1/13	5,000	5,052
Del Rio Texas, GO (Asset GTY)	5.75	4/1/16	5,000	5,054
Del Rio Texas, GO (Asset GTY)	5.75	4/1/17	65,000	65,704
Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	5,000	5,134
Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	600,000	584,508
Edgewood Texas Independent School District	4.90	8/15/08	130,000	131,513
Edgewood Texas Independent School District	5.00	8/15/09	130,000	131,622
Edgewood Texas Independent School District	5.00	8/15/10	140,000	141,747
Edgewood Texas Independent School District	5.25	8/15/13	160,000	162,336
Garland Texas, Certificates of Obligation	5.75	2/15/18	75,000	77,249
Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	500,000	514,225
Harlingen Texas Airport Improvement Revenue, AMT (AMBAC)	4.70	2/15/11	250,000	250,000
Harris County Texas Hospital District Mortgage Revenue, (MBIA)	7.40	2/15/10	165,000	172,324
Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	315,000	324,107
Harris County Texas Municipal Utilities District No. 368	7.00	9/1/14	120,000	129,658
Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	299,000	320,710
Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	100,000	105,989
Houston Texas Sewer System Revenue	6.38	10/1/08	65,000	65,782
Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	10,000	10,322
Lubbock Texas Health Facility Revenue	5.88	3/20/37	400,000	420,320
North Texas Health Facilities Development Corp., Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,730,000	1,766,572

Northeast Hospital Authority Texas Revenue	8.00	7/1/08	65,000	67,126
Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	6,938	6,987
Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,000	35,030
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620,000	611,735
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	525,000	512,400
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	805,000	784,014
Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	845,000	821,627
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	635,000	723,075
Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	1,945,000	2,661,032
Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	2,345,000	3,041,793
Southeast Texas Hospital Finance, ETM	6.50	5/1/09	40,000	41,108
Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	35,000	36,941
Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A	5.25	2/1/11	300,000	301,572
Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	250,000	253,958
Texas State Public Finance Authority, GO	5.25	10/1/09	500,000	504,200
Texas Water Development Board Revenue, Series B	5.75	7/15/12	500,000	523,555
Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,895,000	1,867,068
Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,970,000	1,915,569
Waxahachie, Texas (AMBAC)	4.10	8/1/20	2,050,000	1,995,983
Waxahachie, Texas (AMBAC)	4.13	8/1/21	2,025,000	1,963,582
Waxahachie, Texas (AMBAC)	4.20	8/1/22	585,000	568,597
Waxahachie, Texas (AMBAC)	4.25	8/1/23	580,000	564,317
Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,240,000	1,200,779
Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	200,000	204,148

				34,182,344

Utah - 1.20%
Provo City Utah Housing Authority, Multi-Family, Lookout Pointe Apartments (GNMA)	6.00	7/20/08	15,000	15,035
Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	525,000	532,266
Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	410,000	413,288
Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,000,000	3,113,069
Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	800,000	761,608
Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,330,000	1,352,956
Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	680,000	696,082
Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	10,000	10,082
Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.05	7/1/12	10,000	10,008
Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.40	7/1/20	50,000	50,405
Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	20,000	20,138

Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	10,000	10,019
Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	15,000	15,044
Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	10,000	10,181

				7,010,181

Various States - 0.79%
MMA Financial CDD Senior Securitization Trust, Pass Through Certificates, Series A, Mandatory Put 11/1/08 @ 100 (Compass Bank)	3.38	11/1/08	4,689,191	4,625,512

Vermont - 0.03%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project	5.75	7/1/13	175,000	179,538

Virginia - 0.17%
Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	420,000	430,949
Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	165,000	168,239
Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	225,000	230,009
Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	180,000	195,815

				1,025,012

Washington - 1.54%
Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250,000	252,383
King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,775,000	1,962,262
Seattle Washington New Public Housing Authority	4.88	8/1/08	1,340,000	1,354,619
Seattle Washington New Public Housing Authority	4.88	8/1/09	1,615,000	1,653,339
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	115,000	115,090
Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	245,000	233,304
Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	470,000	505,974
Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,500,000	1,533,855
Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital (RADIAN)	5.85	7/1/12	615,000	639,477
Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,000	135,558
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	240,000	244,212
Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	200,000	202,476
Washington State, Series A, GO	5.25	7/1/12	200,000	202,420

				9,034,969

West Virginia - 0.70%
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,000	55,108
Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,000	55,132

Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	155,000	162,065
Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	405,000	412,079
Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	150,000	159,153
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,410,000	1,403,797
Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	800,000	792,064
Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,000,000	1,043,890

				4,083,288

Wisconsin - 1.59%
Beloit Wisconsin School District	5.00	10/1/12	250,000	250,000
Hortonville Wisconsin School District	4.90	4/1/11	100,000	100,704
LA Crosse Wisconsin, Series B	3.50	11/1/08	1,500,000	1,499,836
Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	800,000	812,632
Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	835,000	847,416
Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	975,000	946,130
Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	245,000	245,159
Wisconsin Housing & Economic Development Authority, Series B, AMT	4.95	9/1/09	95,000	95,875
Wisconsin Housing & Economic Development Authority, Series C	4.60	11/1/11	970,000	994,609
Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,000,000	3,143,011
Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	170,000	172,162
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	100,000	100,468
Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	6.00	2/1/17	135,000	134,982

				9,342,984

Total Municipal Bonds (Cost $523,985,173)				523,379,053

Taxable Municipal Bond - 3.92%
Georgia - 0.23%
Fulton County Georgia Development Authority	5.75	3/1/14	1,375,000	1,360,673

Illinois - 0.90%
Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	5,250,000	5,287,380

Ohio - 1.66%
Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,660,000	5,375,868
Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,500,000	1,490,955
Summit County Ohio Port Authority, Building Fund Program, Development Revenue *	6.25	5/15/26	3,000,000	2,894,970

				9,761,793

Oklahoma - 0.33%
Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	2,045,000	1,913,670

Virginia - 0.80%
Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A	5.50	9/1/34	4,740,000	4,666,577

Total Taxable Municipal Bond (Cost $23,747,924)				22,990,093

Corporate Bonds - 3.15%
AFS Energy Savings Control *	6.35	3/1/25	5,196,000	5,245,363
Amerescosolutions Energy *	6.00	5/1/22	2,573,391	2,518,706
ASC Equipment (b) *	0.00	3/1/08	4,076,846	0
IIS/Syska Holdings Energy *	3.90	8/15/08	3,031,728	2,963,242
Kidspeace National Center of Georgia *	6.30	12/1/28	2,695,000	2,738,982
Landmark Leasing LLC, Series 2004, Class A *	6.20	10/1/22	3,688,186	3,547,961
Staunton Hotel LLC *	7.75	6/1/29	1,500,000	1,480,050

Total Corporate Bonds (Cost $22,724,985)				18,494,304

Mortgage Related - 0.91%
General Services Administration	5.04	9/15/21	5,494,399	5,351,819

Total Mortgage Related (Cost $5,494,399)				5,351,819

Money Market Mutual Funds - 2.80%
Blackrock Muni Fund (c)	3.65	12/31/49	16,405,013	16,405,013

Total Money Market Mutual Funds (Cost $16,405,013)				16,405,013

Total Investments (Cost $ 592,357,494) - 100.02%				586,620,282
Liabilities in excess of other assets - (0.02)%				(137,076)

NET ASSETS - 100.00%				$586,483,206

(a)	Rate disclosed represents effective yield at purchase.
(b)	Issuer has defaulted on the payment of interest.
(c)	Variable rate security. The rate reflected is the rate in effect on September 30, 2007.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA – American Capital Access

ADFA/ADED – Arkansas Development Finance Authority

AMT – Alternative Minimum Tax

AMBAC – American Municipal Bond Assurance Corp.

BIG – Business Installations and Equipment Loan Guarantee

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance, Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranteed

HUD – Housing and Urban Development

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC – MBIA Insured Bond Certificate

PSF – Permanent School Fund

RADIAN – Radian Group, Inc.

SONYMA – State of New York Mortgage Agency

SUB – Subordinate Bond

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance, Inc.

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments	September 30, 2007

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Collateralized Mortgage Obligations - 41.06%
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.42%	1/25/36	$590,000	$568,670
Banc of America Funding Corp., Series 2006-E, Class 2A1 (a)	5.83	6/20/36	1,059,409	1,060,318
Bank of America Commercial Mortgage, Inc., Series 2007-2, Class A2	5.63	4/10/49	680,000	687,608
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	2,945,689	2,891,913
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 (a)	5.81	10/25/36	944,574	950,458
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (a)	6.01	6/25/47	1,993,382	1,965,898
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5, Class 3A1	6.00	8/25/47	2,010,046	1,971,102
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 (a)	5.85	6/11/40	1,850,000	1,878,453
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (a)	5.90	6/11/40	1,325,000	1,337,133
Chase Mortgage Finance Corp, Series 2005-A1, Class 3A1 (a)	5.27	12/25/35	2,016,818	2,008,532
CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	835,072	835,927
Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	616,807	627,987
Citigroup Mortgage Loan Trust, Inc., Series 2006-19CB, Class A15 (a)	6.00	8/25/36	344,602	348,454
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	480,404	477,165
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,452,684	1,439,676
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A (a)	5.98	3/25/37	1,142,072	1,123,205
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (a)	5.93	7/1/37	3,291,317	3,292,437
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB	5.61	10/15/48	1,320,000	1,324,701
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,210,000	1,204,635
CitiMortgage Alternative Loan Trust, Series 2006-A2, Class A1	6.00	5/25/36	1,059,814	1,070,879
\Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB (a)	6.01	12/10/49	1,450,000	1,474,390
Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	118,508	117,212
Countrywide Alternative Loan Trust, Series 2006-25CB, Class A8	6.00	10/25/36	1,089,185	1,099,963
Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	879,477	867,613
Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,753,241	1,703,384
Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,439,327	1,430,332
Countrywide Home Loans, Series 2006-HYB1, Class 2A1 (a)	5.34	3/20/36	958,974	957,026
Countrywide Home Loans, Series 2006-HYB1, Class 2A2C (a)	5.22	3/20/36	1,345,000	1,341,904

Countrywide Home Loans, Series 2007-HY1, Class 1A1 (a)	5.70	4/25/37	1,822,555	1,821,625
Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.00	11/25/36	1,022,061	1,000,662
Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class AAB	5.31	12/15/39	1,210,000	1,192,491
CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	720,869	720,877
CW Capital Cobalt, Series 2006-C1, Class AAB	5.22	8/15/48	675,000	661,317
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1, Class A2	6.54	6/15/31	58,011	57,907
Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)	5.07	6/26/35	1,310,000	1,278,961
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B	6.41	2/18/31	157,952	157,790
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.51	1/25/37	1,528,737	1,528,212
First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.86	5/25/37	1,839,460	1,847,151
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2 (a)	5.42	12/10/49	3,365,000	3,372,346
GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class C	6.91	4/15/29	165,762	165,432
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (a)	5.46	11/19/35	927,039	908,414
GS Mortgage Securites Corp. II, Series 2006-GG8, Class A2	5.48	11/10/39	1,230,000	1,240,811
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2 (a)	5.78	8/10/45	1,920,000	1,951,366
GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (a)	5.99	8/10/45	1,890,000	1,913,781
GS Mortgage Securities Corp. II, Series 2007-GG10, Class J (a)	5.99	8/10/45	1,278,000	982,923
GS Mortgage Securities Corp. II, Series 2007-GG10, Class K (a)	5.99	8/10/45	894,000	649,589
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 (a)	6.01	3/25/37	2,368,129	2,389,680
Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1 (a)	5.36	12/25/36	1,128,442	1,124,694
Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (a)	5.97	6/25/37	1,860,523	1,868,454
JP Morgan Chase Commercial Mortgage Securities Co., Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,820,000	1,799,912
JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (a)	5.92	2/12/49	1,120,000	1,130,994
JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (a)	6.01	6/15/49	1,930,000	1,957,053
JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1 (a)	5.84	8/25/36	1,210,807	1,216,063
JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7 (a)	4.95	11/25/35	1,915,000	1,893,871
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L (a)	5.57	10/25/36	700,000	684,994
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A1R	5.46	1/25/37	1,577,419	1,576,676
JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1 (a)	5.49	6/25/37	775,634	772,608
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	1,265,363	1,230,515
Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	33,144	33,388

Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	244,567	248,373
Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	533,756	529,337
Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	140,567	141,973
Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	843,853	819,592
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	170,000	166,320
New York City Mortgage Loan Trust, Series 1996, Class A3 *	6.75	9/25/19	143,078	143,078
New York City Mortgage Loan Trust, Series 2006-1, Class 2A3 (a)	5.65	5/25/36	1,300,000	1,308,983
Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	548,789	547,586
Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	173,769	169,913
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A1	5.75	12/25/21	1,800,891	1,811,291
Residential Funding Management, Section I, Series 2007-SA1, Class 2A2 (a)	5.62	2/25/37	1,648,101	1,642,909
Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.83	2/20/47	1,737,352	1,742,373
Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,400,000	1,322,534
Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 7A1 (a)	6.04	11/25/35	2,004,271	2,042,753
Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4	5.25	12/25/35	1,350,000	1,347,711
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5	5.34	12/15/43	1,320,000	1,292,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2 (a)	5.92	6/15/49	1,280,000	1,299,902
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H (a)	5.93	6/15/49	890,000	748,279
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class J (a)	5.93	6/15/49	890,000	704,660
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1 (a)	5.36	3/25/37	1,060,051	1,052,542
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1 (a)	5.58	4/25/37	1,831,664	1,825,344
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 1A1 (a)	5.55	6/25/37	1,299,445	1,295,924
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6, Class 2A3 (a)	5.75	6/25/37	1,198,347	1,188,094
Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.10	12/25/35	1,230,000	1,213,889
Washington Mutual, Series 2006-AR18, Class 1A1 (a)	5.35	1/25/37	1,172,603	1,168,118
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,320,000	1,271,040
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	1,350,000	1,341,178
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,621,264	1,620,182
Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	1,143,583	1,149,206
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 (a)	5.61	7/25/36	2,307,896	2,301,174
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.52	8/25/36	1,831,000	1,802,822
Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	698,621	662,161

Total Collateralized Mortgage Obligations (Cost $111,471,809)				111,109,273

U.S. Government Agency Mortgages - 19.38%
Fannie Mae, Pool #255321	5.50	7/1/24	2,175,882	2,151,492
Fannie Mae, Pool #255493	5.50	11/1/24	717,213	709,174
Fannie Mae, Pool #255550	5.50	12/1/24	473,765	468,455
Fannie Mae, Pool #256116	6.00	2/1/26	1,040,999	1,046,675
Fannie Mae, Pool #380433	6.49	8/1/08	1,422,651	1,425,269
Fannie Mae, Pool #555591	5.50	7/1/33	1,710,866	1,675,790
Fannie Mae, Pool #560912	9.50	10/1/30	600	656
Fannie Mae, Pool #672512	5.50	12/1/32	576,750	564,925
Fannie Mae, Pool #725231	5.00	2/1/34	378,666	362,486
Fannie Mae, Pool #725419	4.50	10/1/33	1,490,337	1,382,471
Fannie Mae, Pool #725424	5.50	4/1/34	1,157,593	1,133,860
Fannie Mae, Pool #725435	4.50	5/1/19	1,267,525	1,221,628
Fannie Mae, Pool #725456	5.00	5/1/34	290,201	277,551
Fannie Mae, Pool #727437	6.00	3/1/25	695,161	701,508
Fannie Mae, Pool #728720	5.00	7/1/33	1,117,209	1,069,468
Fannie Mae, Pool #735841	4.50	11/1/19	1,991,464	1,919,353
Fannie Mae, Pool #741897	5.00	10/1/33	384,045	367,635
Fannie Mae, Pool #744131	6.50	12/1/24	705,897	718,779
Fannie Mae, Pool #745150	4.50	6/1/20	1,913,841	1,844,541
Fannie Mae, Pool #745396	4.50	8/1/20	1,893,677	1,828,194
Fannie Mae, Pool #747631	6.50	11/1/33	16,465	16,849
Fannie Mae, Pool #872891	6.50	6/1/36	849,766	865,359
Fannie Mae, Pool #888013	4.50	6/1/19	1,568,004	1,513,782
Fannie Mae, Pool #888105	5.00	8/1/20	1,151,165	1,132,615
Fannie Mae, Pool #888657	5.50	1/2/35	2,011,846	1,976,205
Fannie Mae, Pool #892916	6.50	8/1/36	977,116	995,047
Fannie Mae, Pool #919157	6.50	4/1/37	334,473	340,577
Fannie Mae, Pool #923096	5.50	3/1/37	691,417	670,327
Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	27,848	27,919
Fannie Mae, Series 1998-M1, Class A2	6.25	1/25/08	70,279	70,080
Fannie Mae, Series 1998-M6, Class A2	6.32	8/15/08	123,447	123,784
Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	626,613	636,475
Fannie Mae, Series 2002-11, Class QC	5.50	3/25/17	52,555	53,213
Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,276,000	2,177,073
Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,150,000	1,101,433
Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	455,000	435,172
Freddie Mac, Gold Pool #A15401	6.50	11/1/33	45,974	47,030
Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,848,060	1,898,604
Freddie Mac, Series 1977, Class E	7.00	7/15/12	22,571	22,941
Freddie Mac, Series 2278, Class H	6.50	1/15/31	31,913	32,848
Freddie Mac, Series 2378, Class PE	5.50	11/15/16	1,047,584	1,062,547
Freddie Mac, Series 2390, Class CH	5.50	12/15/16	35,000	35,372
Freddie Mac, Series 2497, Class BM	5.00	2/15/22	6,515	6,477
Freddie Mac, Series 2533, Class PE	5.50	12/15/21	495,000	499,831
Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,192,000	1,155,645
Freddie Mac, Series 2844, Class PD	5.00	12/15/32	2,080,000	2,005,961
Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,700,000	1,640,688
Freddie Mac, Series 2869, Class BG	5.00	7/15/33	250,000	240,971
Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,186,000	1,140,068
Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,700,000	1,634,085
Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,215,000	2,124,856
Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,845,000	1,767,185
Freddie Mac, Series 3145, Class LN	4.50	10/15/34	1,155,332	1,118,616
Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,741,522	1,715,135
Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,271,000	1,298,093

Total U.S. Government Agency Mortgages (Cost $53,059,077)				52,452,773

Corporate Bonds - 16.90%
21st Century Insurance (Insurance)	5.90	12/15/13	380,000	385,322
Alto Parana SA (Forest Products & Paper)	6.38	6/9/17	206,000	207,978
America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	183,537	193,631
American General Corp., Series B (Insurance) *	8.13	3/15/46	615,000	726,795
American General Finance, Series I (Diversified Financial Solutions)	4.88	7/15/12	1,540,000	1,488,040
Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	145,000	153,607

Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	385,000	377,680
Arizona Public Service Co. (Electric)	5.63	5/15/33	545,000	480,431
Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	379,000	374,642
Banco Mercantil Del Nort (Banks) *	6.86	10/13/21	387,000	386,294
Broadridge Financial Solutions, Inc. (Software)	6.13	6/1/17	555,000	526,695
Canadian Natural Resources (Oil & Gas)	6.50	2/15/37	490,000	488,804
Celulosa Arauco (Forest Products & Paper)	5.63	4/20/15	718,000	697,632
Commonwealth Edison Corp. (Electric)	6.15	3/15/12	625,000	641,638
Commonwealth Edison Corp. (Electric)	6.95	7/15/18	79,000	81,271
CVS Caremark Corp. (Retail)	6.25	6/1/27	431,000	417,692
CVS Caremark Corp. (Retail)	6.30	6/1/37	1,183,000	1,149,721
Delhaize Group (Food)	6.50	6/15/17	1,200,000	1,210,236
Dominion Resources, Inc. (Electric)	7.50	6/30/66	50,000	50,859
Dominion Resources, Inc. (Electric)	6.30	9/30/66	1,480,000	1,466,307
ENEL Finance International Co. (Electric) *	6.80	9/15/37	585,000	595,693
Energy East Corp. (Electric)	6.75	9/15/33	350,000	356,989
Energy East Corp. (Electric)	6.75	7/15/36	390,000	398,054
Enterprise Products Operating LP (Oil & Gas)	7.50	2/1/11	177,000	187,983
ERAC USA Finance Co. (Commercial Services) *	8.00	1/15/11	890,000	959,557
Farmers Exchange Capital (Diversified Financial Services) *	7.20	7/15/48	690,000	673,130
FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	535,000	522,195
FPL Group Capital, Inc. (Electric)	6.35	10/1/66	930,000	882,492
FPL Group Capital, Inc. (Electric)	7.30	9/1/67	255,000	262,600
Gaz Capital (Oil & Gas) *	6.21	11/22/16	980,000	971,376
GE Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	786,000	778,544
Glen Meadow Pass Through (Diversified Financial Services) *	6.51	2/12/67	635,000	624,484
Goldman Sachs Capital Trust II (Diversified Financial Services)	5.79	12/29/49	1,985,000	1,878,304
Goldman Sachs Group, Inc. (Diversified Financial Services)	5.95	1/15/27	165,000	156,299
ICICI Bank Ltd. (Banks) *	6.63	10/3/12	440,000	439,630
JP Morgan Chase & Co. (Diversified Financial Services) (b)	5.13	9/15/14	1,020,000	994,876
Lloyds TSB Group PLC (Banks) (a) *	6.27	12/31/49	445,000	407,032
Mangrove Bay Pass-Through Trust (Diversified Financial Services) *	6.10	7/15/33	260,000	241,205
Merrill Lynch & Co. (Diversified Financial Services)	6.22	9/15/26	560,000	548,440
Merrill Lynch & Co. (Diversified Financial Services)	6.11	1/29/37	405,000	381,189
MMG Fiduciary (AES el Salvador) (Electric) *	6.75	2/1/16	680,000	668,103
MUFG Capital Finance 1 Ltd. (Diversified Financial Solutions)	6.35	7/29/49	995,000	945,814
Nextel Communications (Telecommunications)	7.38	8/1/15	357,000	362,821
Oil Insurance Ltd. (Insurance) (a) *	7.56	12/29/49	1,860,000	1,895,190
Partnerre Finance (Insurance) (a)	6.44	12/1/66	827,000	765,479
Pennsylvania Electric Co. (Electric) *	6.05	9/1/17	659,000	656,581
PP&L Capital Funding, Inc., Series A (Electric) (a) (b)	6.70	3/30/67	1,145,000	1,100,116
Quest Diagnostics, Inc. (Healthcare-Services)	6.95	7/1/37	301,000	309,808
Qwest Corp. (Telecommunications)	7.50	10/1/14	218,000	226,720
Qwest Corp. (Telecommunications)	7.63	6/15/15	597,000	625,358
Royal Bank of Scotland Group PLC (Banks)	7.64	9/29/17	495,000	495,000
Sierra Pacific Power Co. (Electric)	6.75	7/1/37	640,000	643,355
SK Telecommunications (Telecommunications) *	6.63	7/20/27	300,000	304,172

SPI Electricity & Gas Australia Holdings (Electric) *	6.15	11/15/13	635,000	646,945
Stancorp Financial Group (Insurance)	6.90	5/29/67	620,000	597,586
Stoneheath RE (Insurance) (a)	6.87	12/29/49	1,250,000	1,204,625
Suntrust Preferred Capital I (Banks)	5.85	12/31/49	208,000	204,095
TCI Communications, Inc. (Media)	8.75	8/1/15	352,000	408,055
TCI Communications, Inc. (Media)	10.13	4/15/22	295,000	393,562
TCI Communications, Inc. (Media)	9.88	6/15/22	120,000	157,273
Time Warner, Inc. (Media)	7.63	4/15/31	190,000	206,660
Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	740,000	710,211
Travelers Cos., Inc. (Insurance) (a) (b)	6.25	3/15/37	250,000	241,715
Tyco Electronics Group (Manufacturing) *	7.13	10/1/37	669,000	693,338
United Dominion Realty Trust, Series E (REITS)	3.90	3/15/10	370,000	361,208
Vale Overseas Ltd. (Diversified Minerals)	6.88	11/21/36	647,000	666,583
Viacom, Inc. (Media)	5.75	4/30/11	561,000	566,427
Wachovia Capital Trust III (Banks)	5.80	3/15/42	1,955,000	1,941,883
Westar Energy, Inc. (Electric)	5.95	1/1/35	760,000	694,433
Wisconsin Energy Corp. (Electric) (a)	6.25	5/15/67	1,130,000	1,065,341
Woori Bank (Banks)	6.21	5/2/37	500,000	471,360
WPS Resources Corp. (Electric)	6.11	12/1/66	790,000	733,919
XL Capital Ltd. (Insurance) (a)	6.50	12/31/49	1,090,000	1,018,089

Total Corporate Bonds (Cost $46,405,214)				45,747,172

Asset Backed Securities - 1.18%
Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	47,319	46,893
Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	1,170,000	1,153,853
Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/36	405,000	389,593
Credit-Based Asset Servicing & Securities, Series 2005-CB8, Class AF1B (a)	5.45	12/25/35	105,807	105,387
Credit-Based Asset Servicing & Securities, Series 2006-CB2, Class AF1 (a)	5.72	12/25/36	464,124	462,379
Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	59,756	61,417
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	40,000	40,360
Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2 (a)	4.72	11/25/35	102,830	102,391
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1 (a)	5.92	11/25/36	104,630	104,216
WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	342,460	337,513
WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	386,806	384,334

Total Asset Backed Securities (Cost $3,223,429)				3,188,336

Taxable Municipal Bonds - 3.43%
Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	685,000	672,314
Clearfield City Utah Multi-Family Revenue, Local Housing (FHA)	6.65	11/1/07	25,000	25,022
Denver Colorado City & County Special Facilities Airport Revenue, Series B (MBIA)	7.25	1/1/10	125,000	130,705
Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,235,000	1,236,284
Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	40,000	37,770
Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,000	69,547
Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	795,000	792,480
Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	645,000	660,564

Reading Pennsylvania (FSA)	5.35	11/15/21	1,210,000	1,174,934
Riverside California Public Funding	5.82	8/1/28	1,045,000	1,051,730
Authority Tax Allocation Revenue, Series B (MBIA)
University of Alabama Revenue, Series B (XLCA)	5.90	7/1/23	1,000,000	1,003,960
Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	1,235,000	1,249,832
Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,145,000	1,160,687
York County Pennsylvania Industrial	6.43	10/1/08	25,000	25,680

Development Authority, Economic
Development Revenue (FGIC)
Total Taxable Municipal Bonds (Cost $9,320,394)				9,291,509

U.S. Treasury Notes - 17.11%
U.S. Treasury Note (b)	4.88	6/30/12	3,796,000	3,902,170
U.S. Treasury Note (b)	4.13	8/31/12	24,864,000	24,763,002
U.S. Treasury Note	4.25	9/30/12	7,695,000	7,702,218
U.S. Treasury Note (b)	8.75	8/15/20	6,000	8,251
U.S. Treasury Note (b)	6.00	2/15/26	5,385,000	6,098,513
U.S. Treasury Note (b)	5.00	5/15/37	3,748,000	3,844,627

Total U.S. Treasury Notes (Cost $45,811,946)				46,318,781

Money Market - 2.42%
SSgA Prime Money Market Fund (a)	5.20	12/31/30	6,560,864	6,560,864

Total Money Market (Cost $6,560,864)				6,560,864

Securities Held as Collateral for Securities on Loan - 15.15%
State Street Navigator Securities Lending			41,002,123	41,002,123

Prime Portfolio
Total Securities Held as Collateral for Securities on Loan (Cost $41,002,123)				41,002,123

Total Investments (Cost $316,854,856) - 116.63%				315,670,831
Liabilities in excess of other assets - (16.63)%				(45,007,718)

NET ASSETS - 100.00%				$270,663,113

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.
(b)	All or part of this security has been loaned as of September 30, 2007.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC – American Municipal Bond Assurance Corp.

FHA – Federal Housing Administration

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

MBIA – Municipal Bond Insurance Association

REITS – Real Estate Investment Trusts

XLCA—Security insured by XL Capital Assurance, Inc.

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments	September 30, 2007
(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Mortgages - 69.15%
Fannie Mae Strip, Series 317, Class 1, PO	0.00%	12/1/31	$121,037	$94,856
Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	514,547	135,039
Fannie Mae Strip, Series 378, Class 4	5.00	7/1/36	2,814,121	698,699
Fannie Mae, 15 YR TBA	4.50	10/16/22	2,243,102	2,159,686
Fannie Mae, 15 YR TBA	6.00	10/16/22	1,000,000	1,012,500
Fannie Mae, 30 YR TBA	5.50	1/1/37	1,093,596	1,072,461
Fannie Mae, 30 YR TBA	5.00	10/11/37	100,000	95,375
Fannie Mae, 30 YR TBA	6.00	10/11/37	16,700,000	16,720,874
Fannie Mae, 30 YR TBA	6.50	10/11/37	7,600,000	7,737,750
Fannie Mae, 30 YR TBA	6.00	10/18/37	900,000	905,625
Fannie Mae, Pool #124836	10.00	5/1/22	28,091	31,652
Fannie Mae, Pool #124911	10.00	3/1/16	8,134	9,163
Fannie Mae, Pool #190535	11.00	1/1/16	6,960	8,022
Fannie Mae, Pool #23	8.50	8/1/11	1,346	1,350
Fannie Mae, Pool #252259	5.50	2/1/14	14,776	14,800
Fannie Mae, Pool #253265	7.50	5/1/30	12,763	13,359
Fannie Mae, Pool #253267	8.50	5/1/30	8,821	9,472
Fannie Mae, Pool #253399	8.50	8/1/30	89,874	96,504
Fannie Mae, Pool #253438	8.50	9/1/30	15,180	16,299
Fannie Mae, Pool #253545	7.00	12/1/30	6,273	6,537
Fannie Mae, Pool #253584	7.50	1/1/31	22,170	23,204
Fannie Mae, Pool #253643	7.50	2/1/31	23,998	25,118
Fannie Mae, Pool #254346	6.50	6/1/32	147,888	150,586
Fannie Mae, Pool #254487	7.50	9/1/32	17,159	17,910
Fannie Mae, Pool #254693	5.50	4/1/33	1,427,835	1,402,541
Fannie Mae, Pool #255313	5.50	8/1/34	206,587	202,352
Fannie Mae, Pool #303406	10.00	2/1/25	41,725	47,272
Fannie Mae, Pool #313033	10.00	7/1/17	3,666	4,097
Fannie Mae, Pool #313328	10.00	7/1/18	8,880	10,189
Fannie Mae, Pool #323354	6.00	11/1/28	49,421	49,850
Fannie Mae, Pool #357327	5.00	1/1/18	372,401	366,400
Fannie Mae, Pool #357776	5.50	4/1/20	26,930	26,877
Fannie Mae, Pool #359461	10.50	12/1/17	4,595	5,188
Fannie Mae, Pool #378141	10.00	4/1/19	42,583	48,365
Fannie Mae, Pool #397120	10.00	5/1/21	26,884	29,989
Fannie Mae, Pool #447140	7.50	11/1/29	557	584
Fannie Mae, Pool #482513	5.50	1/1/14	161,565	161,828
Fannie Mae, Pool #50163	10.50	11/1/18	2,094	2,450
Fannie Mae, Pool #511096	7.50	8/1/29	918	963
Fannie Mae, Pool #514132	7.00	8/1/29	144,086	150,133
Fannie Mae, Pool #514574	7.50	1/1/30	84,170	88,239
Fannie Mae, Pool #534063	7.50	3/1/30	43,860	45,972
Fannie Mae, Pool #535332	8.50	4/1/30	56,999	61,189
Fannie Mae, Pool #535435	8.50	8/1/30	17,820	19,135
Fannie Mae, Pool #535488	8.50	9/1/30	67,054	72,001
Fannie Mae, Pool #535988	7.00	6/1/31	167,698	174,633
Fannie Mae, Pool #536282	8.50	7/1/30	1,133	1,217
Fannie Mae, Pool #54075	8.50	12/1/08	767	771
Fannie Mae, Pool #541903	7.50	6/1/30	4,418	4,625
Fannie Mae, Pool #545082	7.50	6/1/31	14,269	14,935
Fannie Mae, Pool #545139	7.00	8/1/31	389,434	405,820
Fannie Mae, Pool #545556	7.00	4/1/32	14,437	15,034
Fannie Mae, Pool #545762	6.50	7/1/32	71,072	72,790
Fannie Mae, Pool #546591	8.50	6/1/30	27,357	29,375
Fannie Mae, Pool #548190	7.50	10/1/30	20,273	21,219
Fannie Mae, Pool #549605	8.50	8/1/30	1,233	1,313
Fannie Mae, Pool #555144	7.00	10/1/32	66,571	69,347
Fannie Mae, Pool #555494	5.50	5/1/18	10,416	10,424
Fannie Mae, Pool #555531	5.50	6/1/33	243,678	239,361
Fannie Mae, Pool #557160	8.50	12/1/30	13,529	14,527

Fannie Mae, Pool #560534	7.00	11/1/30	2,471	2,575
Fannie Mae, Pool #561883	7.50	11/1/30	23,474	24,569
Fannie Mae, Pool #573752	8.50	2/1/31	18,510	19,876
Fannie Mae, Pool #580515	5.50	4/1/16	16,598	16,626
Fannie Mae, Pool #590944	7.00	8/1/31	46,174	48,084
Fannie Mae, Pool #606565	7.00	10/1/31	2,722	2,834
Fannie Mae, Pool #606964	7.00	10/1/31	83,592	87,049
Fannie Mae, Pool #610381	7.00	10/1/31	26,897	28,010
Fannie Mae, Pool #610995	5.50	11/1/16	83,082	83,220
Fannie Mae, Pool #615206	6.50	11/1/31	2,506	2,569
Fannie Mae, Pool #617271	5.50	1/1/17	21,287	21,323
Fannie Mae, Pool #621535	6.50	3/1/32	1,810	1,853
Fannie Mae, Pool #625030	6.50	1/1/32	107,431	110,120
Fannie Mae, Pool #653877	6.50	8/1/32	24,859	25,460
Fannie Mae, Pool #654790	6.50	8/1/32	264,283	269,105
Fannie Mae, Pool #666705	5.50	11/1/17	19,642	19,658
Fannie Mae, Pool #683287	5.50	2/1/18	43,924	43,919
Fannie Mae, Pool #688729	5.50	3/1/18	55,538	54,480
Fannie Mae, Pool #725027	5.00	11/1/33	3,587,929	3,434,607
Fannie Mae, Pool #725162	6.00	2/1/34	311,705	313,280
Fannie Mae, Pool #725206	5.50	2/1/34	2,312,705	2,271,734
Fannie Mae, Pool #725418	6.50	5/1/34	139,942	142,495
Fannie Mae, Pool #725424	5.50	4/1/34	334,123	327,273
Fannie Mae, Pool #725425	5.50	4/1/34	1,998,747	1,957,768
Fannie Mae, Pool #725704	6.00	8/1/34	695,527	699,039
Fannie Mae, Pool #725946	5.50	11/1/34	2,065,539	2,027,313
Fannie Mae, Pool #727384	4.50	9/1/18	359,509	346,204
Fannie Mae, Pool #731076	5.50	7/1/18	52,056	51,935
Fannie Mae, Pool #735504	6.00	4/1/35	2,250,763	2,264,007
Fannie Mae, Pool #735611	5.50	3/1/20	59,600	59,649
Fannie Mae, Pool #735989	5.50	2/1/35	3,805,987	3,739,839
Fannie Mae, Pool #737287	5.00	6/1/18	33,266	32,700
Fannie Mae, Pool #740710	4.50	9/1/18	80,931	77,935
Fannie Mae, Pool #741732	5.00	11/1/18	82,094	80,697
Fannie Mae, Pool #745140	5.00	11/1/35	559,564	534,629
Fannie Mae, Pool #745192	5.50	6/1/20	24,074	24,018
Fannie Mae, Pool #745209	5.50	9/1/19	181,940	182,089
Fannie Mae, Pool #745412	5.50	12/1/35	2,557,309	2,509,983
Fannie Mae, Pool #745428	5.50	1/1/36	200,481	196,370
Fannie Mae, Pool #745592	5.00	1/1/21	133,384	131,113
Fannie Mae, Pool #745737	5.00	3/1/21	151,907	149,321
Fannie Mae, Pool #745740	5.00	7/1/36	758,153	723,180
Fannie Mae, Pool #745809	5.50	6/1/20	36,786	36,701
Fannie Mae, Pool #761240	4.00	6/1/19	1,715,195	1,616,242
Fannie Mae, Pool #782586	5.00	6/1/19	222,147	217,743
Fannie Mae, Pool #784200	5.00	6/1/19	39,619	38,834
Fannie Mae, Pool #788210	5.50	2/1/21	34,424	34,350
Fannie Mae, Pool #819432 (a)	4.61	3/1/35	2,080,905	2,052,086
Fannie Mae, Pool #831939	6.00	11/1/36	97,987	98,150
Fannie Mae, Pool #838926	5.50	8/1/35	1,733,667	1,700,161
Fannie Mae, Pool #842993	6.00	10/1/35	495,932	496,674
Fannie Mae, Pool #845429	5.50	1/1/21	87,827	87,636
Fannie Mae, Pool #852939	6.00	2/1/36	429,714	430,357
Fannie Mae, Pool #882228	6.50	9/1/36	823,368	838,477
Fannie Mae, Pool #888283	5.00	8/1/34	341,253	326,671
Fannie Mae, Pool #888637	6.00	9/1/37	1,369,320	1,371,368
Fannie Mae, Pool #891600	6.00	6/1/36	75,624	75,737
Fannie Mae, Pool #896540	6.50	9/1/36	4,752,973	4,840,191
Fannie Mae, Pool #899556	6.00	6/1/37	2,014,634	2,017,647
Fannie Mae, Pool #900349	6.00	9/1/36	325,524	326,011
Fannie Mae, Pool #901079	6.00	8/1/36	282,130	282,552
Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	246,781	256,247
Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	75,305	70,581
Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	477,725	480,753
Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	385,756	397,071
Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	2,319,348	599,631
Freddie Mac, 30 YR TBA	6.00	11/13/37	4,900,000	4,903,828
Freddie Mac, Gold Pool #11824	5.00	11/1/20	3,908,618	3,832,354
Freddie Mac, Gold Pool #A12118	5.00	8/1/33	730,669	699,402
Freddie Mac, Gold Pool #A50923	6.00	7/1/36	255,343	255,693

Freddie Mac, Gold Pool #A58383	5.50	3/1/37	2,522,694	2,470,185
Freddie Mac, Gold Pool #B13607	4.50	4/1/19	391,985	377,673
Freddie Mac, Gold Pool #B19026	4.50	3/1/20	329,622	317,331
Freddie Mac, Gold Pool #C01104	8.00	12/1/30	6,691	7,090
Freddie Mac, Gold Pool #C01187	7.50	5/1/31	28,686	30,007
Freddie Mac, Gold Pool #C01372	7.50	5/1/32	39,794	41,513
Freddie Mac, Gold Pool #C35806	7.50	2/1/30	266	279
Freddie Mac, Gold Pool #C41019	8.00	8/1/30	15,327	16,241
Freddie Mac, Gold Pool #C41473	7.50	8/1/30	20,916	21,880
Freddie Mac, Gold Pool #C41513	8.00	8/1/30	28,468	30,166
Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,379	5,700
Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,385	8,771
Freddie Mac, Gold Pool #C48206	7.50	3/1/31	5,922	6,194
Freddie Mac, Gold Pool #C50601	8.00	4/1/31	53,445	56,642
Freddie Mac, Gold Pool #C58121	7.50	9/1/31	34,150	35,692
Freddie Mac, Gold Pool #C59301	7.50	10/1/31	17,922	18,731
Freddie Mac, Gold Pool #C67274	7.50	5/1/32	11,730	12,236
Freddie Mac, Gold Pool #C68001	7.00	6/1/32	37,442	38,817
Freddie Mac, Gold Pool #D11089	9.50	10/1/17	30,601	33,121
Freddie Mac, Gold Pool #E00627	5.50	2/1/14	165,497	165,652
Freddie Mac, Gold Pool #E01137	6.00	3/1/17	136,457	138,500
Freddie Mac, Gold Pool #E01653	4.50	6/1/19	505,288	487,254
Freddie Mac, Gold Pool #E84261	6.00	7/1/16	47,396	48,105
Freddie Mac, Gold Pool #E89400	6.00	4/1/17	11,191	11,357
Freddie Mac, Gold Pool #E90895	6.00	7/1/17	57,968	58,828
Freddie Mac, Gold Pool #E91323	6.00	9/1/17	117,328	119,069
Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3,409	3,612
Freddie Mac, Gold Pool #G01311	7.00	9/1/31	4,319	4,491
Freddie Mac, Gold Pool #G01391	7.00	4/1/32	33,636	34,979
Freddie Mac, Gold Pool #G02086	5.00	2/1/36	2,952,150	2,820,682
Freddie Mac, Gold Pool #G02870	5.50	4/1/37	3,143,395	3,077,966
Freddie Mac, Gold Pool #G03019	5.50	6/1/37	3,158,634	3,092,888
Freddie Mac, Gold Pool #G03071	5.50	6/1/37	941,552	921,953
Freddie Mac, Gold Pool #G11720	4.50	8/1/20	1,927,319	1,856,954
Freddie Mac, Gold Pool #G11742	5.00	7/1/20	209,540	205,767
Freddie Mac, Gold Pool #G12392	5.50	9/1/21	10,026,393	9,998,350
Freddie Mac, Gold Pool #J00106	4.50	9/1/20	169,284	162,972
Freddie Mac, Gold Pool #J00773	5.00	12/1/20	369,848	362,632
Freddie Mac, Gold Pool #J02720	4.50	11/1/20	120,475	115,983
Freddie Mac, Gold Pool #M80813	4.00	4/1/10	409,987	395,466
Freddie Mac, Pool #170199	9.50	10/1/16	59,312	64,402
Freddie Mac, Pool #183455	12.00	12/1/10	6,398	6,838
Freddie Mac, Pool #1G1678	5.75	4/1/37	1,591,295	1,603,436
Freddie Mac, Pool #1J0408	5.87	5/1/37	1,849,137	1,863,540
Freddie Mac, Pool #360019	10.50	12/1/17	3,064	3,446
Freddie Mac, Pool #555285	10.00	4/1/16	4,973	5,162
Freddie Mac, Series 2509, Class CB	5.00	10/15/17	2,160,000	2,134,976
Freddie Mac, Series 2538, Class CB	5.00	12/15/17	640,000	626,896
Freddie Mac, Series 2864, Class NA	5.50	1/15/31	713,179	717,448
Freddie Mac, Series 3131, Class MA	5.50	11/15/27	1,092,713	1,099,050
Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	1,698,622	1,726,195
Freddie Mac, Series 3346, Class SC	0.80	10/15/33	15,820,711	1,103,197
Government National Mortgage Association, 30 YR TBA	5.50	10/18/37	1,000,000	985,938
Government National Mortgage Association, 30 YR TBA	6.00	10/18/37	12,000,000	12,074,999
Government National Mortgage Association, 30 YR TBA	6.50	10/18/37	2,000,000	2,043,750
Government National Mortgage Association, Pool #112784	12.00	2/15/14	6,838	7,826
Government National Mortgage Association, Pool #156617	11.00	1/15/16	23,221	26,202
Government National Mortgage Association, Pool #36890	10.00	11/15/09	8,188	8,516
Government National Mortgage Association, Pool #38484	11.00	3/15/10	3,289	3,521
Government National Mortgage Association, Pool #41625	11.00	7/15/10	3,637	3,894
Government National Mortgage Association, Pool #42444	11.00	9/15/10	3,777	4,043

Government National Mortgage Association, Pool #42710	11.00	9/15/10	7,209	7,717
Government National Mortgage Association, Pool #43080	11.00	8/15/10	3,742	3,980
Government National Mortgage Association, Pool #43285	11.00	8/15/10	269	287
Government National Mortgage Association, Pool #45290	11.00	12/15/10	30,928	33,106
Government National Mortgage Association, Pool #488233	6.00	4/15/29	12,088	12,204
Government National Mortgage Association, Pool #497630	6.00	2/15/29	5,831	5,888
Government National Mortgage Association, Pool #545212	7.00	12/15/30	2,151	2,254
Government National Mortgage Association, Pool #58625	12.00	11/15/12	10,354	12,060
Government National Mortgage Association, Pool #604791	5.50	11/15/33	16,400	16,194
Government National Mortgage Association, Pool #637301	6.50	11/15/34	38,446	39,330
Government National Mortgage Association, Pool #70492	12.00	9/15/13	11,204	13,275
Government National Mortgage Association, Pool #780315	9.50	12/15/17	14,847	16,045
Government National Mortgage Association, Pool #780384	11.00	12/15/17	9,660	10,829
Government National Mortgage Association, Pool #780554	10.00	5/15/19	38,463	43,443
Government National Mortgage Association, Pool #780609	9.50	9/15/22	8,329	9,143
Government National Mortgage Association, Pool #781548	7.00	11/15/32	79,468	83,212
Government National Mortgage Association, Pool #80094	5.75	7/20/27	6,565	6,627
Government National Mortgage Association, Pool #80114 (a)	5.75	9/20/27	13,139	13,265
Government National Mortgage Association, Pool #80123 (a)	6.13	10/20/27	22,322	22,541
Government National Mortgage Association, Pool #80137 (a)	6.13	11/20/27	17,296	17,466
Government National Mortgage Association, Pool #80145 (a)	6.13	12/20/27	5,532	5,586
Government National Mortgage Association, Pool #80156	6.38	1/20/28	7,439	7,523
Government National Mortgage Association, Pool #80916 (a)	4.75	5/20/34	721,416	718,060
Government National Mortgage Association, Pool #8585 (a)	6.38	1/20/25	22,192	22,457
Government National Mortgage Association, Pool #8595 (a)	6.38	2/20/25	57,307	58,030
Government National Mortgage Association, Pool #8611 (a)	6.38	3/20/25	17,884	18,098
Government National Mortgage Association, Pool #8621	6.38	4/20/25	30,160	30,506
Government National Mortgage Association, Pool #8631	6.38	5/20/25	57,809	58,473
Government National Mortgage Association, Pool #8644 (a)	6.38	6/20/25	18,623	18,816
Government National Mortgage Association, Pool #8664 (a)	5.75	7/20/25	14,721	14,872

				141,495,794

Collateralized Mortgage Obligations - 23.26%
Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	239,194	239,461
Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,086,626	1,128,102

Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,385,000	1,437,964
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	5.02	11/10/42	1,300,000	1,295,742
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,370,000	1,352,644
Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	356,788	354,002
Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	421,269	414,049
Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,500,000	1,519,208
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,190,000	1,178,622
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ	5.62	3/11/39	550,000	533,860
Capco America Securitization Corp., Series 1998-D7, Class A1B	6.26	10/15/30	1,674,723	1,686,843
Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	215,823	223,945
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,790,690	1,875,614
Citimortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	11/30/37	1,900,000	1,868,234
Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,537,258	1,603,175
Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4	6.01	12/10/49	1,945,000	1,982,089
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	6.03	9/15/30	366,301	366,043
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,433,921	2,436,032
Countrywide Home Loans, Series 2007-16, Class A1	6.50	8/25/37	1,194,735	1,204,553
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	5.31	12/15/39	1,970,000	1,933,359
CS First Boston Mortgage Securities Corp, Series 2003-C3, Class A5	3.94	5/15/38	1,660,000	1,552,399
CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,660,000	1,685,656
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,160,000	1,111,928
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B	6.46	3/10/32	258,445	262,087
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,570,000	1,644,191
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	1,625,000	1,614,766
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,825,000	1,811,458
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1, Class A2	6.18	5/15/33	211,379	213,342
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	334,481	342,518
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	706,952	729,469
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	791,938	832,497
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	934,509	979,962

GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,067,027	1,070,655
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	985,000	981,920
GS Mortgage Securities Corp. II, Series 2006- G68, Class A4	5.56	11/10/39	1,070,000	1,070,801
GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.06	8/25/34	1,506,186	1,495,985
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	5.25	11/25/35	974,583	931,726
Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	5.40	10/25/35	940,144	924,062
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,626,078	1,678,042
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	555,000	564,626
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	5.99	6/15/49	675,000	688,185
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,080,000	1,053,034
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	725,969	757,598
Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	139	32
LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	640,360	673,505
LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,150,000	1,208,948
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	796,813	801,991
LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,868,424	1,884,252
Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	918,748	919,228
Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	418,842	411,366
Morgan Stanley Capital I, Series 2007-IQ15, Class A4	6.08	6/11/49	2,050,000	2,107,481
Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	166,841	167,568
Morgan Stanley Capital I, Series 2007-HQ12, Class A2	5.81	4/12/49	245,000	248,179
Morgan Stanley Capital I, Series 2007-T27, Class A4	5.80	6/11/42	1,575,000	1,588,553
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A2	6.66	3/18/30	282,184	281,951
Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,192,934	1,202,918
Prudential Mortgage Capital Funding, LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,525,000	1,596,814
Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2 (a)	7.15	5/18/32	1,012,347	1,027,119
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	5.45	10/25/35	628,103	612,071
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	875,000	858,593
Wells Fargo Mortgage Backed Securities, Series 2007-11, Class A96	6.00	8/25/37	1,581,511	1,576,481

				65,797,498

Corporate Bonds - 17.00%
Allstate Corp. (Multi- Line Insurance) (b)	6.13	5/15/37	275,000	269,627
Anadarko Petroleum Corp. (Independent Energy)	6.45	9/15/36	750,000	738,374

Associates Corp. NA (Banking)	6.25	11/1/08	170,000	171,958
AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,275,000	1,314,649
Avalon Bay Communities, Inc. (REITS)	7.50	12/15/10	175,000	187,405
Bank of America Corp. (Banking)	7.80	2/15/10	545,000	576,267
Bank of America Corp. (Banking)	5.75	8/15/16	350,000	349,296
Bank of America Corp. (Banking)	6.00	9/1/17	850,000	869,712
Bank of America NA (Banking)	6.10	6/15/17	275,000	282,467
Barclays Bank PLC (Banking)	7.43	9/29/49	325,000	345,371
Bear Stearns Co., Inc. (Brokerage)	5.76	7/19/10	355,000	348,727
Bear Stearns Co., Inc. (Brokerage)	6.95	8/10/12	975,000	1,016,552
Bear Stearns Co., Inc. (Brokerage)	6.40	10/2/17	525,000	522,667
Belvoir Land LLC (Special Purpose) *	5.27	12/15/47	200,000	175,306
Berkshire Hathaway Finance Corp. (Property & Casualty)	4.13	1/15/10	385,000	378,637
Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	60,000	61,464
Carolina Power & Light (Electric)	6.13	9/15/33	250,000	247,490
CenterPoint Energy Resources Corp., Series B (Gas Pipelines)	7.88	4/1/13	280,000	305,918
Chubb Corp. (Property/Casualty Insurance) (b)	6.38	3/29/37	575,000	571,608
Citigroup, Inc. (Banking)	3.63	2/9/09	1,495,000	1,468,687
Citigroup, Inc. (Banking)	4.13	2/22/10	820,000	805,379
Citigroup, Inc. (Banking) (b)	4.63	8/3/10	70,000	69,438
Citigroup, Inc. (Banking)	6.00	8/15/17	260,000	266,038
Citigroup, Inc. (Banking)	5.88	5/29/37	520,000	501,242
Comcast Cable Communications Holdings (Media Cable) (c)	8.38	3/15/13	1,485,000	1,664,443
Comcast Corp. (Media Cable)	7.63	2/15/08	170,000	171,402
Comcast Corp. (Media Cable)	7.05	3/15/33	75,000	79,054
Comcast Corp. (Media Cable)	6.50	11/15/35	150,000	148,117
Comcast Corp. (Media Cable)	6.95	8/15/37	900,000	944,649
Consolidated Natural Gas, Series A (Gas Pipelines)	5.00	3/1/14	25,000	23,968
Consolidated Natural Gas, Series C (Gas Pipelines)	6.25	11/1/11	125,000	128,528
Credit Suisse Guernsey (Finance- Investment Banking/Brokerage)	5.86	5/29/49	1,080,000	1,021,553
Energy East Corp. (Electric)	6.75	7/15/36	200,000	204,130
Enterprise Products Operations (Gas Pipelines)	4.00	10/15/07	125,000	124,936
Florida Power and Light Co. (Electric)	4.95	6/1/35	200,000	170,187
General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,195,000	2,185,084
General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	305,000	302,107
General Electric Capital Corp. (Diversified Financial Services)	6.15	8/7/37	990,000	1,015,995
Goldman Sachs Capital II (Finance- Investment Banking/Brokerage)	5.79	12/29/49	665,000	629,256
Goldman Sachs Group, Inc. (Finance- Investment Banking/Brokerage)	5.25	10/15/13	1,540,000	1,504,522
GTE Corp. (Wirelines)	6.94	4/15/28	50,000	51,964
Halliburton Co. (Oil Field Service)	5.50	10/15/10	325,000	328,774
Halliburton Co. (Oil Field Service)	7.60	8/15/96	125,000	139,857
IBM Corp. (Computers)	5.70	9/14/17	570,000	572,986
Irwin Land LLC (Special Purpose) *	5.03	12/15/25	200,000	185,456
Irwin Land LLC (Special Purpose) *	5.30	12/15/35	290,000	268,146
JP Morgan Chase Bank NA (Banking)	6.00	7/5/17	1,075,000	1,085,234
JP Morgan Chase Bank NA (Banking)	6.00	10/1/17	495,000	499,799
JP Morgan Chase Capital XXV (Banking)	6.80	10/1/37	1,175,000	1,176,790
Kraft Foods, Inc. (Food)	6.50	8/11/17	825,000	852,185
Lehman Brothers Holdings (Brokerage)	7.88	8/15/10	210,000	221,517
Lehman Brothers Holdings (Brokerage)	5.75	7/18/11	325,000	326,024
Lehman Brothers Holdings (Brokerage)	5.25	2/6/12	115,000	112,619
Lehman Brothers Holdings (Brokerage) (b)	6.00	7/19/12	1,495,000	1,518,173
Lehman Brothers Holdings (Brokerage)	7.39	9/15/22	425,000	423,370
Lehman Brothers Holdings (Brokerage)	7.00	9/27/27	325,000	332,763

Lincoln National Corp. (Life/Health Insurance)	6.05	4/20/67	400,000	385,157
Massachusetts Mutual Life (Life Insurance) *	7.63	11/15/23	108,000	126,328
Mellon Capital IV (Banking)	6.24	6/29/49	375,000	370,856
MetLife, Inc. (Life Insurance)	6.40	12/15/36	880,000	836,749
Mid American Energy Holdings (Electric-Integrated)	5.95	5/15/37	500,000	472,265
Mid American Energy Holdings (Electric-Integrated)	6.50	9/15/37	325,000	328,511
Morgan Stanley (Brokerage)	6.75	4/15/11	200,000	209,026
Morgan Stanley (Brokerage)	5.61	1/9/12	4,340,000	4,251,650
Morgan Stanley (Brokerage)	5.55	4/27/17	260,000	252,260
Morgan Stanley (Brokerage)	6.25	8/28/17	730,000	745,475
NationsBank Corp. (Banking)	7.80	9/15/16	375,000	420,192
New Jersey Bell Telephone (Wirelines)	7.85	11/15/29	40,000	45,323
News America Holdings (Media Non Cable)	8.50	2/23/25	225,000	264,669
News America Holdings (Media Non Cable)	8.45	8/1/34	55,000	66,826
News America Holdings (Media Non Cable)	8.15	10/17/36	210,000	239,538
News America, Inc. (Media Non Cable)	7.63	11/30/28	110,000	120,063
Ohana Military Communities LLC, (Special Purpose)	6.19	4/1/49	150,000	151,137
Phillips Petroleum Co. (Integrated Energy)	7.00	3/30/29	60,000	64,908
Pricoa Global Funding I (Life Insurance) *	4.35	6/15/08	325,000	321,676
Progressive Corp. (Property/Casualty Insurance)	6.70	6/15/37	445,000	431,732
Rouse Co. (High Yield - REITS) (Banking)	5.38	11/26/13	350,000	314,199
Royal Bank Scotland Group PLC (Banking)	6.99	10/5/49	825,000	840,436
SLM Corp. (Finance- Consumer Loans) (b)	5.52	7/26/10	1,400,000	1,317,849
Structured Asset Receivable Trust, Series 2003-2 (Life Insurance) (a)(d)*	5.86	1/21/09	452,177	451,046
Suncor Energy, Inc. (Oil Comp- Integrated)	6.50	6/15/38	5,000	5,115
Suntrust Bank (Banking)	4.42	6/15/09	275,000	270,858
Suntrust Capital VIII (Banking) (a)	6.10	12/15/36	250,000	226,788
TCI Communications, Inc. (Media Cable)	7.88	8/1/13	170,000	186,048
TCI Communications, Inc. (Media Cable)	7.88	2/15/26	10,000	11,016
Time Warner Entertainment (Media Cable)	8.38	3/15/23	150,000	173,660
Time Warner, Inc. (Entertainment) (b)	7.57	2/1/24	115,000	124,015
Time Warner, Inc. (Entertainment)	6.63	5/15/29	300,000	293,803
Travelers Companies, Inc. (Property/Casualty Insurance) (b)	6.25	3/15/37	600,000	580,113
Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	30,000	33,555
Verizon Virginia, Inc. (Wirelines)	4.63	3/15/13	425,000	410,257
Wachovia Capital Trust III (Banking)	5.80	3/15/42	400,000	397,316
Wellpoint, Inc. (Medical- HMO)	5.95	12/15/34	85,000	78,351
Wellpoint, Inc. (Medical- HMO) (b)	5.85	1/15/36	155,000	142,582
Wells Fargo Co. (Banking)	4.20	1/15/10	480,000	471,963
Wells Fargo Co. (Banking)	4.63	8/9/10	750,000	742,142
Wells Fargo Co. (Banking)	4.88	1/12/11	210,000	208,025
XTO Energy, Inc. (Oil Comp-Exploration & Production)	6.75	8/1/37	425,000	443,458

				48,084,803

Asset Backed Securities - 3.30%
Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	776,526	773,498
Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	2,000,000	2,002,194
Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	2,039,854	2,037,792
MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,100,000	2,102,377
MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	460,000	467,186
Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,950,000	1,960,338

				9,343,385

Foreign Bonds - 2.85%
Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	875,000	921,930
Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	380,000	388,584
Emirate of Abu Dhabi (Sovereign)	5.50	8/2/12	2,100,000	2,136,686
Encana Holdings Financial Corp. (Independent Energy)	5.80	5/1/14	25,000	25,136
Government of France (Sovereign)	3.75	4/25/17	775,000	1,048,862
National Westminster Bank (Banking)	7.38	10/1/09	225,000	237,022
Nationwide Building Society (Banking) *	4.25	2/1/10	250,000	244,877
Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	7/15/18	75,000	44,109
Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)	0.00	10/15/18	75,000	43,497
Scottish Power PLC (Electric)	4.91	3/15/10	275,000	272,633
Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	295,162	288,403
Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/1/14	536,698	512,575
Teck Cominco Ltd. (Metals)	6.13	10/1/35	225,000	210,675
Telecom Italia Capital (Wirelines)	5.25	10/1/15	325,000	308,532
Telecom Italia Capital (Wirelines)	6.00	9/30/34	25,000	23,245
Telefonica Emisiones S.A.U. (Wirelines)	6.42	6/20/16	225,000	230,885
Telefonica Emisiones S.A.U. (Wirelines)	7.05	6/20/36	200,000	213,036
Telefonica Europe BV (Wirelines)	7.75	9/15/10	150,000	160,170
United Mexican States (Sovereign) (b)	6.75	9/27/34	325,000	353,438
Vodafone Group PLC (Wireless)	7.75	2/15/10	290,000	306,188
Vodafone Group PLC (Wireless)	5.00	9/15/15	90,000	84,921

				8,055,404

U.S. Government Agency Securities - 2.26%
Federal Home Loan Bank, DN	0.00	10/1/07	6,400,000	6,400,000

Securities Held as Collateral for Securities on Loan - 1.20%
State Street Navigator Securities Lending Prime Portfolio	0.00		3,381,650	3,381,650

Time Deposits - 0.01%
Liquidity Management Control System Time Deposit	4.50	10/1/07	39,097	39,097

Total Investments (Cost $282,976,352) - 119.03%				282,597,631
Other assets in excess of liabilities - (19.03)%				229,486

NET ASSETS - 100.00%				$282,827,117

(a)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.
(b)	All or part of this security has been placed on loan as of September 30, 2007.
(c)	All or part of this security has been pledged as collateral for Futures and Options contracts held by the Fund.
(d)	This security has been deemed illiquid.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

IO – Interest Only

PO – Principal Only

TBA – Security in subject to delayed delivery

Futures Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
4	U.S. Treasury 2 Year Note	$828,188	Dec-07	$(196)
76	U.S. Treasury 5 Year Note	$8,134,375	Dec-07	$36,668
72	U.S. Treasury 10 Year Note	$7,868,250	Dec-07	$12,539
79	U.S. Treasury Long Bond	$8,796,156	Dec-07	$(12,538)
47	Euro – BOBL Future	$7,215,923	Dec-07	$(1,153)
27	Euro – Bund Future	$4,337,801	Dec-07	$(28,843)

	Total Unrealized Gain			$6,477

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency Sold	Trade Date	Settlement Date	Value on Trade Date	Value on 9/30/07	Unrealized (Loss)
729,500	Euro	07/17/2007	10/17/2007	$1,007,923	$1,040,584	$(32,661)

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST
Fixed Income Opportunity Portfolio
Portfolio of Investments	September 30, 2007
(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds - 80.55%
Aleris International, Inc. (Metals/Mining ex Steel) Callable Call 12/15/10 @ 104.50	9.00%	12/15/14	$350,000	$323,750
Allied Waste North America (Support - Services) Callable Call 5/15/11 @ 103.56	7.13	5/15/16	650,000	664,625
Alltel Corp. (Telecom - Integrated/Svcs)	7.00	7/1/12	415,000	375,621
American Railcar Industries (Diversified Capital Goods) Callable Call 3/1/11 @ 103.75	7.50	3/1/14	215,000	213,925
American Real Estate (Gaming) *	7.13	2/15/13	730,000	695,325
Amkor Technologies, Inc. (Electronics) (a)	7.13	3/15/11	325,000	315,250
Amkor Technologies, Inc. (Electronics) (a)	9.25	6/1/16	1,095,000	1,105,950
AMR Real Estate Finance (Gaming) Callable Call 6/1/08 @ 104.06	8.13	6/1/12	275,000	272,594
Aquila, Inc. (Electric - Integrated)	14.88	7/1/12	1,120,000	1,411,200
Aramark Services, Inc. (Support - Services) Callable Call 2/1/09 @ 102.00 (b)	8.86	2/1/15	155,000	156,550
Aramark Services, Inc. (Support - Services) Callable Call 2/1/11 @ 104.25 (a)	8.50	2/1/15	1,180,000	1,203,600
Asbury Automotive Group (Non Food & Drug Retailers) *	7.63	3/15/17	285,000	262,200
Autonation, Inc. (Non Food & Drug Retailers) (b)	7.36	4/15/13	855,000	816,525
Baldor Electic Co. (Capital Goods)	8.63	2/15/17	635,000	663,575
Ball Corp. (Packaging)	6.88	12/15/12	360,000	364,500
Boise Cascade LLC (Forestry/Paper) (b)	8.24	10/15/12	70,000	70,000
Boise Cascade LLC (Forestry/Paper) (b)	7.13	10/15/14	625,000	600,000
Bombardier, Inc. (Aerospace/Defense) *	6.30	5/1/14	200,000	196,000
Bombardier, Inc. (Aerospace/Defense) *	8.00	11/15/14	575,000	602,313
Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75 *	7.50	9/15/17	275,000	280,500
Buffalo Thunder Development Authority (Gaming ) Callable Call 12/15/10 @ 104.69 *	9.38	12/15/14	515,000	484,100
Caesars Entertainment (Gaming)	7.88	3/15/10	160,000	163,200
Charter Communications Opt LLC (Telecom- Integrated/Svcs) *	8.00	4/30/12	170,000	169,150
Charter Communications Opt LLC (Telecom- Integrated/Svcs) *	8.38	4/30/14	1,630,000	1,638,150
Cimarex Energy Company (Energy - Expl & Prod) Callable Call 5/1/12 @ 103.56	7.13	5/1/17	235,000	233,238
Citizens Communications (Telecom - Integrated/Svcs)	9.00	8/15/31	1,203,000	1,221,045
Clear Channel Communication (Media - Broadcast)	5.50	9/15/14	445,000	349,398
Clear Channel Communications (Media - Broadcast)	7.65	9/15/10	320,000	317,103
Clear Channel Communications (Media - Broadcast)	6.25	3/15/11	140,000	128,335
Clear Channel Communications (Media - Broadcast)	4.40	5/15/11	210,000	180,151
Community Health Systems (Health Services) Callable Call 7/15/11 @ 104.44 *	8.88	7/15/15	3,650,000	3,750,374
Compton Petroleum Finance Corp. (Energy - Expl & Prod) Callable Call 12/1/09 @ 103.81	7.63	12/1/13	970,000	936,050
Corrections Corporations of America (Health Services) Callable Call 11/16/07 @ 103.75	7.50	5/1/11	175,000	176,313

Cott Beverages, Inc. (Beverage) (a)	8.00	12/15/11	305,000	300,425
Crum & Forster Holding Corp. (P&C - Insurance) Callable Call 5/1/12 @ 103.88	7.75	5/1/17	1,090,000	1,035,500
Deluxe Corp. (Investments & Misc Finl Svcs) Callable Call 6/1/11 @ 103.69	7.38	6/1/15	205,000	202,438
DirecTV Holdings/Finance (Media - Cable)	8.38	3/15/13	1,380,000	1,433,475
Dynegy Holdings, Inc. (Electric - Generation) *	7.50	6/1/15	495,000	477,675
Echostar DBS Corp. (Media - Cable)	5.75	10/1/08	850,000	850,000
Echostar DBS Corp. (Media - Cable)	7.13	2/1/16	2,085,000	2,142,337
Edison Mission Energy (Electric - Generation) *	7.00	5/15/17	970,000	955,450
Enterprise Products Operation (Oil Refining) Callable Call 1/15/18 @ 100.00 (b)	7.03	1/15/68	485,000	444,276
FMG Finance Property Ltd. (Metals/Mining ex Steel) *	10.00	9/1/13	95,000	103,906
FMG Finance Property Ltd. (Metals/Mining ex Steel) *	10.63	9/1/16	1,965,000	2,313,787
Ford Motor Credit Co. (Auto Loans)	7.25	10/25/11	1,375,000	1,288,532
Ford Motor Credit Co. (Auto Loans)	7.00	10/1/13	1,120,000	1,012,144
Ford Motor Credit Co. (Auto Loans) (b)	8.11	1/13/12	750,000	708,683
Freeport-McMoran C & G (Metals/Mining ex Steel)	8.25	4/1/15	1,150,000	1,242,000
Freeport-McMoran C & G (Metals/Mining ex Steel)	8.38	4/1/17	1,005,000	1,097,963
Freeport-McMoran C & G (Metals/Mining ex Steel) (b)	8.56	4/1/15	275,000	285,656
Freescale Semiconductor (Electronics) Callable Call 12/15/10 @ 104.44 (a)	8.88	12/15/14	165,000	159,225
Freescale Semiconductor (Electronics) Callable Call 12/15/11 @ 105.06 (a)	10.13	12/15/16	755,000	702,150
Galaxy Entertainment Finance (Investments & Misc Finl Svcs) Callable Call 12/15/08 @ 101.50 (a) (b)	10.41	12/15/10	500,000	510,000
General Cable Corp. (Building Materials) Callable Call 4/1/09 @ 102.00 (b)	7.74	4/1/15	485,000	470,450
General Cable Corp. (Building Materials) Callable Call 4/1/12 @ 103.56 (a)	7.13	4/1/17	85,000	83,300
General Motors (Auto Parts & Equipment) (a)	8.38	7/15/33	2,260,000	1,980,324
General Motors Acceptance Corp. (Auto Loans)	6.88	9/15/11	465,000	442,524
General Motors Acceptance Corp. (Auto Loans)	6.63	5/15/12	435,000	405,901
General Motors Acceptance Corp. (Auto Loans)	6.75	12/1/14	195,000	176,744
General Motors Acceptance Corp. (Auto Loans) (a)	8.00	11/1/31	1,280,000	1,255,785
Glencore Nickel (Other) (c) (e)	0.00	12/1/14	485,000	0
Goodyear Tire & Rubber (Rubber & Rubber Products) Callable Call 7/1/10 @ 104.50	9.00	7/1/15	135,000	144,113
Goodyear Tire & Rubber Co. (Rubber & Rubber Products) Callable Call 11/19/07 @ 100.00 (b)	9.13	12/1/09	705,000	710,288
Hanesbrands, Inc. (Apparel/Textiles) Callable Call 12/15/08 @ 102.00 (b)	8.78	12/15/14	560,000	557,200
Harrahs Operating Co., Inc. (Gaming)	5.38	12/15/13	1,805,000	1,462,050
Hawker Beechcraft Acquisition Co. (Aerospace/Defense) *	8.50	4/1/15	270,000	276,075
Hawker Beechcraft Acquisition Co. (Aerospace/Defense) *	8.88	4/1/15	220,000	221,650
HCA, Inc. (Health Services)	9.25	11/15/16	1,570,000	1,668,125
HCA, Inc. (Health Services) *	9.63	11/15/16	2,305,000	2,460,587
Hercules, Inc. (Chemicals)	6.75	10/15/29	1,850,000	1,836,125
Hertz Corp. (Support - Services) (a)	10.50	1/1/16	850,000	918,000
Hertz Corp. (Support - Services) Callable Call 1/1/10 @ 104.44	8.88	1/1/14	50,000	51,500

Hexion US Finance/ Nova Scotia (Chemicals) Callable 11/15/08 @ 102.00 (b)	9.86	11/15/14	235,000	242,050
Hexion US Finance/ Nova Scotia (Chemicals) Callable Call 11/15/10 @ 104.88	9.75	11/15/14	1,755,000	1,930,499
Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	1,000,000	990,000
Hub International Holdings (P&C - Insurance) Callable Call 6/15/11 @ 104.50 *	9.00	12/15/14	750,000	720,000
IDEARC, Inc. (Printing & Publishing) Callable Call 11/15/11 @ 104.00	8.00	11/15/16	3,595,000	3,586,012
Intelsat Corp. (Telecom - Integrated/Svcs)	9.00	6/15/16	2,085,000	2,147,549
Intelsat Sub Holdings Co. Ltd. (Telecom - Integrated/Svcs) Callable Call 1/15/09 @ 104.13	8.25	1/15/13	175,000	177,625
Intergen NV (Energy - Expl & Prod) Callable Call 6/30/12 @ 104.50	9.00	6/30/17	1,675,000	1,758,750
Ion Media (Media - Cable)	11.00	7/31/13	822	699
Ion Media Networks, Inc. (Media - Cable)	11.00	7/31/13	6,447	5,485
Leucadia National Corp. (Diversified Capital Goods) Callable Call 3/15/12 @ 103.56	7.13	3/15/17	1,050,000	1,000,125
Level 3 Financing, Inc. (Telecom - Integrated/Svcs) Callable Call 2/15/12 @ 104.38	8.75	2/15/17	2,025,000	1,954,124
Level 3 Financing, Inc. (Telecom - Integrated/Svcs)	12.25	3/15/13	680,000	749,700
Level 3 Financing, Inc. (Telecom - Integrated/Svcs) Callable Call 2/15/09 @ 102.00 (b)	9.15	2/15/15	150,000	142,875
Levi Strauss & Co. (Apparel/Textiles) Callable Call 4/1/11 @ 104.44	8.88	4/1/16	750,000	772,500
LIN Television Corp., Series B (Media - Broadcast)	6.50	5/15/13	785,000	763,413
Lyondell Chemical Co. (Chemicals)	8.00	9/15/14	785,000	863,500
Lyondell Chemical Co. (Chemicals)	8.25	9/15/16	1,765,000	1,990,037
Mariner Energy, Inc. (Energy - Expl & Prod) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	485,000	474,088
Markwest Energy (Gas Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	380,000	374,300
Mediacom Broadband LLC/CRP (Media - Cable)	8.50	10/15/15	1,575,000	1,578,938
Mediacom LLC/Cap Corp. (Media - Cable)	9.50	1/15/13	1,095,000	1,108,688
MGM Mirage, Inc. (Gaming)	8.50	9/15/10	1,900,000	1,985,499
MGM Mirage, Inc. (Gaming)	6.63	7/15/15	470,000	445,913
MGM Mirage, Inc. (Gaming)	7.50	6/1/16	100,000	99,375
Mirant Mid-Atlantic LLC, Series B (Electric - Integrated)	9.13	6/30/17	178,906	198,138
Mirant North America LLC (Electric - Integrated) Callable Call 12/31/09 @ 103.69	7.38	12/31/13	1,560,000	1,583,400
Morris Publishing Group (Printing & Publishing)	7.00	8/1/13	435,000	340,388
Mosaic Co. (Chemicals) *	7.38	12/1/14	170,000	178,500
Mosaic Co. (Chemicals) *	7.63	12/1/16	250,000	266,563
Mueller Water Products (Support - Services) Callable Call 6/1/12 @ 103.69 *	7.38	6/1/17	650,000	604,500
Newfield Exploration Co. (Energy - Expl & Prod)	6.63	4/15/16	350,000	342,125
NRG Energy, Inc. (Electric - Generation)	7.38	2/1/16	3,575,000	3,583,937
NRG Energy, Inc. (Electric - Generation)	7.38	1/15/17	140,000	140,000
NSG Holdings LLC/NSG Holding (Electric - Generation) *	7.75	12/15/25	1,100,000	1,089,000
NTL Cable PLC (Media - Cable)	8.75	4/15/14	2,150,000	2,203,749
Omega Health Care Investors (Health Services)	7.00	1/15/16	1,095,000	1,085,419
Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	90,000	89,775
Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	1,205,000	1,247,175

Petrohawk Energy Corp. (Energy - Expl & Prod)	9.13	7/15/13	830,000	875,650
Pokagon Gaming Authority (Gaming) Callable Call 6/15/10 @ 105.19 *	10.38	6/15/14	285,000	312,788
Quebecor Media (Media-Broadcast) Callable Call 3/15/11 @ 103.88	7.75	3/15/16	640,000	610,400
Qwest Communications International (Telecom - Integrated/Svcs)	7.25	2/15/11	3,505,000	3,544,430
R.H. Donnelley Corp. (Printing & Publishing) (a)	6.88	1/15/13	1,775,000	1,677,375
R.H. Donnelley Corp. (Printing & Publishing)	6.88	1/15/13	265,000	250,425
R.H. Donnelley Corp. (Printing & Publishing)	8.88	1/15/16	1,700,000	1,731,875
R.H. Donnelley Corp. (Printing & Publishing) Callable Call 10/15/12 @ 104.44	8.88	10/15/17	645,000	654,675
Reliant Energy, Inc. (Electric - Generation) Callable Call 12/15/09 @ 103.38	6.75	12/15/14	610,000	616,100
Rite Aid Corp. (Food & Drug Retailers) Callable Call 1/15/10 @ 103.75	7.50	1/15/15	705,000	666,225
Sabine Pass LNG LP (Oil Comp - Exploration & Production)	7.25	11/30/13	200,000	197,000
Sabine Pass LNG LP (Oil Comp - Exploration & Production)	7.50	11/30/16	1,575,000	1,551,375
Seitel, Inc. (Investments & Misc Finl Svcs) *	9.75	2/15/14	515,000	486,675
Seminole Hard Rock Enterprise (Gaming) (b) *	8.19	3/15/14	175,000	170,844
Seneca Gaming Corp. (Gaming) Callable Call 5/1/08 @ 103.63	7.25	5/1/12	135,000	136,013
Shingle Springs Tribal (Gaming) Callable Call 6/15/11 @ 104.69 *	9.38	6/15/15	535,000	540,350
SLM Corp. (Cons/Comm/Lease Financing)	5.45	4/25/11	70,000	65,963
SLM Corp. (Cons/Comm/Lease Financing) (a)	5.40	10/25/11	420,000	392,126
SLM Corp. (Cons/Comm/Lease Financing)	5.13	8/27/12	460,000	416,426
Smithfield Foods, Inc. (Food & Drug Retailers)	8.00	10/15/09	175,000	180,688
Smithfield Foods, Inc. (Food Wholesale) (a)	7.75	7/1/17	880,000	902,000
Snoqualmie Enterprise Authority (Gaming) (b) *	9.06	2/1/14	225,000	218,813
Snoqualmie Enterprise Authority (Gaming) *	9.13	2/1/15	105,000	103,425
Stater Brothers Holdings (Food & Drug Retailers) Callable Call 4/15/11 @ 103.88	7.75	4/15/15	340,000	336,600
Swift Energy Co. (Energy - Expl & Prod) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	290,000	274,775
Targa Resources, Inc. (Gas Distribution) Callable Call 11/1/09 @ 104.25	8.50	11/1/13	135,000	135,000
Telecordia Technologies (Telecom - Integrated/Svcs) Callable Call 7/15/08 @ 102.00 (b) *	9.11	7/15/12	2,585,000	2,410,512
Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	340,000	343,400
United Refining Co. (Oil Refining & Marketing) Callable Call 8/15/08 @ 105.25	10.50	8/15/12	105,000	108,150
United Refining Co. (Oil Refining & Marketing) Callable Call 8/15/08 @ 105.25 *	10.50	8/15/12	315,000	324,450
United Rentals North America, Inc. (Support - Services)	6.50	2/15/12	1,560,000	1,579,500
United Rentals North America, Inc. (Support - Services)	7.75	11/15/13	1,590,000	1,637,700
Universal Hospital Services (Health Services) Callable Call 6/1/09 @ 102.00 (b) *	8.76	6/1/15	120,000	119,400

Universal Hospital Services (Health Services) Callable Call 6/1/11 @ 104.25 (b) *	8.50	6/1/15	490,000	485,100
Univison Communication, Inc. (Media - Cable)	7.85	7/15/11	405,000	405,000
US Concrete, Inc. (Building Materials) (a)	8.38	4/1/14	250,000	232,500
Valassis Communication (Printing & Publishing) Callable Call 3/1/11 @ 104.13 (a)	8.25	3/1/15	920,000	800,400
Verso Paper Holdings LLC (Forestry/Paper) Callable Call 8/1/10 @ 104.56 (a)	9.13	8/1/14	768,000	791,040
Williams Partners LP/WIL (Gas Distribution)	7.25	2/1/17	1,110,000	1,132,200
Wind Acquisition Financial (Telecom- Integrated/Svcs) Callable Call 12/1/10 @ 105.38	10.75	12/1/15	150,000	166,125
Windstream Corp. (Telecom - Integrated/Svcs)	8.63	8/1/16	1,510,000	1,610,038
Windstream Corp. (Telecom - Integrated/Svcs) Callable Call 3/15/12 @ 103.50	7.00	3/15/19	690,000	672,750
WMG Acquisition Corp. (Media - Services)	7.38	4/15/14	725,000	630,750
Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	1,025,000	1,004,500

Total Corporate Bonds (Cost $124,247,219)				123,042,917

Foreign Bond - 8.55%
Abitibi-Consolidated, Inc. (Forestry/Paper) (a)	6.95	4/1/08	545,000	520,475
Abitibi-Consolidated, Inc. (Forestry/Paper)	8.55	8/1/10	305,000	251,625
CHC Helicopter Corp. (Transportation ex Air/Rail)	7.38	5/1/14	745,000	707,750
CIE General DE Geophysique (Oil Equipment)	7.50	5/15/15	895,000	921,850
CIE General DE Geophysique (Oil Equipment)	7.75	5/15/17	165,000	169,950
Flextronics International Ltd. (Electronics)	6.50	5/15/13	790,000	754,450
Ineos Group Holdings PLC (Chemicals) * (a)	8.50	2/15/16	2,175,000	2,082,562
Kabel Deutschland Gmbh (Media - Cable)	10.63	7/1/14	1,485,000	1,588,950
Nordic Telephone Co. Holdings (Telecom - Integrated/Svcs) *	8.88	5/1/16	1,145,000	1,207,975
OPTI Canada, Inc. (Energy - Expl & Prod) *	8.25	12/15/14	1,935,000	1,949,513
OPTI Canada, Inc. (Energy - Expl & Prod) Callable Call 12/15/10 @ 104.13 *	7.88	12/15/14	1,450,000	1,450,000
Quebecor Media (Media - Diversified)	7.75	3/15/16	1,530,000	1,459,238

Total Foreign Bond (Cost $13,360,492)				13,064,338

Time Deposit - 6.44%
Liquidity Management Control System Time Deposit	4.50	10/1/07	306,199	9,833,181

Total Time Deposit (Cost $9,833,181)				9,833,181

			Shares	Value
Common/Preferred Stocks and Rights - 0.23%
Industry Not Specified - 0.23%
Adelphia restructure Rights to Time Warner Cable, Inc., Class A Stock (e)			357,500	$357,500
Ion Media Networks, Inc. (Media - Cable) (c) (d)			2	0
Ion Media Networks, Inc. (Media - Cable) Callable Call 11/19/07 @ 100.00 (c) (d)			3	0
Total Common/Preferred Stocks and Rights (Cost $0)				357,500

Securities Held as Collateral for Securities on Loan - 9.15%
State Street Navigator Securities Lending Prime Portfolio			13,984,455	13,984,455

Total Securities Held as Collateral for Securities on Loan (Cost $13,984,455)				13,984,455

Total Investments (Cost $161,425,347) - 104.92%	160,282,391
Liabilities in excess of other assets - (4.92)%	(7,515,792)

NET ASSETS - 100.00%	$152,766,599

(a)	All or part of this security has been loaned as of September 30, 2007.
(b)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.
(c)	Escrow security due to bankruptcy.
(d)	Represents non-income producing security.
(e)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A stock.
*	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may by resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments	September 30, 2007

(Unaudited)

	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds - 97.95%
Alabama - 5.77%
Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25%	3/1/13	$1,000,000	$1,064,190
Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 11/1/08 @ 101.5	5.25	11/1/11	1,000,000	1,031,370

				2,095,560

Arizona - 5.74%
Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75	7/1/19	1,000,000	1,038,380

Arizona State University Revenue (FSA)	5.25	7/1/10	1,000,000	1,044,290

				2,082,670

Florida - 5.84%
Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,250,000	1,319,488
Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	735,000	800,018

				2,119,506

Hawaii - 2.77%
Honolulu Hawaii City & County, Series A (MBIA)	5.00	3/1/08	1,000,000	1,006,060

Illinois - 12.14%
Chicago Illinois Park District, Series C, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,000,000	1,067,750
Cook County Illinois High School District No. 201 J Sterling Morton Township (FGIC)	0.00	12/1/07	1,200,000	1,193,039
Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,000,000	1,066,340
Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,000,000	1,077,080

				4,404,209

Indiana - 2.88%
East Porter County School Building Corporation (MBIA)	5.00	1/15/10	1,015,000	1,046,729

Iowa - 3.67%
Cedar Rapids Iowa, GO, Crossover Refunded 6/1/09	5.25	6/1/12	1,300,000	1,334,216

Kansas - 4.74%
Kansas State Department of Transportation Highway Revenue, Series B -2 (a)	4.13	9/1/20	900,000	900,000
Saline County Kansas Unified School District No. 305, Crossover Refunded 9/1/08 (FSA)	5.25	9/1/11	810,000	821,413

				1,721,413

Kentucky - 4.32%
Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/1/09 @ 100 (MBIA)	5.75	5/1/12	1,500,000	1,568,250

Massachusetts - 3.22%
Massachusetts State, Series A	5.38	8/1/08	1,150,000	1,167,756

Michigan - 8.29%
Hamilton Michigan Community School District (FSA)	5.00	5/1/12	1,150,000	1,216,861
Michigan State Building Authority Revenue, State Police Communications - III	5.50	10/1/10	1,700,000	1,793,874

				3,010,735

Nevada - 5.53%
Sparks Nevada Redevelopment Agency Tax Allocation Revenue (RADIAN)	5.15	1/15/08	2,000,000	2,008,920

Ohio - 8.45%
Cleveland Ohio Airport Systems Revenue, Series A, Prerefunded 1/1/10 @ 101 (FSA)	5.25	1/1/16	1,300,000	1,360,073
Ohio State Higher Education, Capital Facilities, Series B, GO, Prerefunded 5/1/10 @ 100	5.63	5/1/15	1,625,000	1,707,729

				3,067,802

Oklahoma - 2.79%
Oklahoma Development Finance Authority Revenue, Prerefunded 5/1/08 @ 100	5.50	5/1/11	1,000,000	1,011,600

Pennsylvania - 2.75%
Pennsylvania State (FGIC)	5.00	10/1/07	1,000,000	1,000,000

Tennessee - 2.90%
Memphis Tennessee GO, Series C	5.00	11/1/11	1,000,000	1,051,850

Texas - 10.44%
El Paso Texas Independent School District, GO, (PSF-GTD)	5.00	2/15/12	1,000,000	1,017,790
Mesquite Texas Independent School District No. 1 (PSF-GTD)	5.25	8/15/09	750,000	760,755
Pearland Texas Independent School District, Prerefunded 2/15/08 @ 100 (PSF-GTD)	5.75	2/15/22	845,000	851,954
University of Texas University Revenue, Series B	5.00	8/15/09	1,130,000	1,160,940

				3,791,439

Utah - 5.71%
Murray City Utah School District, Prerefunded 8/1/11 @ 100 (School Building Guaranty)	5.00	8/1/13	1,000,000	1,051,420
Utah Transportation Authority, Sales Tax Revenue, Series A (a)	4.01	6/15/36	1,020,000	1,020,000

				2,071,420

Total Municipal Bonds (Cost $35,459,496)				35,560,135

Money Market - 0.68%

SSgA Tax Free Money Market (a)	3.32		247,164	247,164

Total Money Market (Cost $247,164)				247,164

Total Investments (Cost $35,706,660) - 98.63%				35,807,299
Other assets in excess of liabilities - 1.37%				498,866

NET ASSETS - 100.00%				$36,306,165

(a)	Variable rate security. The rate reflected in the Portfolio of Investments is the rate in effect on September 30, 2007. The maturity date represents the actual maturity date.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Municipal Bond Insurance Association

PSF-GTD – Permanent School Fund Guaranteed

RADIAN – Radian Group, Inc.

See accompanying notes to the financial statements

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments — September 30, 2007

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”) formerly The High Yield Bond Portfolio, The Short Term Municipal Portfolio (“Short Term Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. Market values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Board. In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale.

In September 2006, the Financial Accounting Standards Board (FASB) issued State of Financials Accounting Standards No. 157 “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principals and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Trust’s financial statement disclosures.

B. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
Value Portfolio	$1,029,477,384	$168,717,471	$(19,389,250)	$188,106,721
Growth Portfolio	1,430,051,747	358,961,236	(19,745,265)	378,706,501
Small Cap Portfolio	989,950,459	90,363,919	(27,773,425)	118,137,344
International Portfolio	1,471,549,384	481,792,490	(20,105,399.40)	501,897,889
Fixed Income Portfolio	317,572,912	(4,673,270)	(2,771,188.72)	(1,902,081)
Fixed Income II Portfolio	xxxxxx	xxxxxx	xxxxxx	xxxxxx
Fixed Opportunity Portfolio	161,648,109	(4,263,044)	(2,897,325.87)	(1,365,718)
Short Term Portfolio	35,706,660	99,154	(1,485.44)	100,639
Intermediate Municipal Portfolio	591,457,368	(15,991,175)	(11,154,088.71)	(4,837,086)

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE HIRTLE CALLAGHAN TRUST

By (Signature and Title)*	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	November 28,2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date	November 28,2007

By (Signature and Title)*	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date	November 28,2007